AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 26, 2021
1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 723 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 724 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant’s Telephone Number)

Catherine F. Kennedy
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
1900 N Street, N.W.
Washington, D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on June 1, 2021 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on [ ] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: This Post-Effective Amendment No. 723 to the Registration Statement of Wells Fargo Funds Trust (the “Trust”) is being filed primarily to add the audited financial statements and certain related financial information for the fiscal period ended January 31, 2021, for the Wells Fargo Money Market Funds, and to make certain other non-material changes to the Registration Statement.

WELLS FARGO FUNDS TRUST
PART A
WELLS FARGO MONEY MARKET FUNDS
PROSPECTUSES

Prospectus June 1, 2021
Retail Money Market Funds

Fund	Service Class
Wells Fargo Money Market Fund	WMOXX
Wells Fargo National Tax-Free Money Market Fund	MMIXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Money Market Fund Summary..............................................................................................................	2
National Tax-Free Money Market Fund Summary...................................................................................	6
Details About the Funds
Money Market Fund.............................................................................................................................	11
National Tax-Free Money Market Fund..................................................................................................	12
Description of Principal Investment Risks..............................................................................................	13
Portfolio Holdings Information.............................................................................................................	15
Pricing Fund Shares..............................................................................................................................	15
Management of the Funds
The Manager.......................................................................................................................................	16
The Sub-Advisers.................................................................................................................................	17
Multi-Manager Arrangement................................................................................................................	17
Account Information
Share Class Eligibility............................................................................................................................	18
Compensation to Financial Professionals and Intermediaries...................................................................	18
Buy and Selling Fund Shares..................................................................................................................	19
Exchanging Fund Shares.......................................................................................................................	22
Frequent Purchases and Redemptions of Fund Shares............................................................................	22
Account Policies...................................................................................................................................	23
Distributions........................................................................................................................................	24
Other Information
Taxes..................................................................................................................................................	25
Financial Highlights..............................................................................................................................	26

Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$51
3 Years	$178
5 Years	$316
10 Years	$718

2	Retail Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making

Retail Money Market Funds	3

them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Service Class as of 12/31 each year
Highest Quarter: March 31, 2019	+0.54%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.43%	0.96%	0.48%

4	Retail Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore
Purchase and Sale of Fund Shares
Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Retail Money Market Funds	5

National Tax-Free Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$46
3 Years	$164
5 Years	$293
10 Years	$668

6	Retail Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Retail Money Market Funds	7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Service Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.33%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	8/3/1993	0.36%	0.64%	0.33%

8	Retail Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
The Fund’s distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Retail Money Market Funds	9

About Wells Fargo Retail Money Market Funds
All Wells Fargo Retail Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Retail Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

10	Retail Money Market Funds

Details About the Funds

Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk Industry Concentration Risk Foreign Investment Risk	Management Risk Mortgage- and Asset-Backed Securities Risk Municipal Securities Risk Repurchase Agreement Risk U.S. Government Obligations Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Retail Money Market Funds	11

National Tax-Free Money Market Fund
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk	Municipal Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

12	Retail Money Market Funds

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low

Retail Money Market Funds	13

when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund’s ability to repurchase securities at the agreed upon price.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

14	Retail Money Market Funds

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Money Market Fund	9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m., and 4:00p.m. (ET)
National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m. and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Retail Money Market Funds	15

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian, and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Money Market Fund	0.04%
National Tax-Free Money Market Fund	0.09%

16	Retail Money Market Funds

The Sub-Advisers
The following sub-advisers provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-advisers are compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Wells Capital Management Singapore (“Wells Capital Singapore”), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Fund	Sub-Adviser
Money Market Fund	Wells Capital Management Incorporated Wells Capital Management Singapore
National Tax-Free Money Market Fund	Wells Capital Management Incorporated
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Retail Money Market Funds	17

Account Information

Share Class Eligibility
Investment in a Fund is limited to accounts beneficially owned by natural persons. Please see the section entitled “Purchase and Sale of Fund Shares” in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
Shareholder Servicing Plan
Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Service Class
Money Market Fund	0.25%
National Tax-Free Money Market Fund	0.25%
Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its

18	Retail Money Market Funds

customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

Retail Money Market Funds	19

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
National Tax-Free Money Market Fund
By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market Fund
By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

20	Retail Money Market Funds

Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment. For the National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled “Liquidity Fees and Redemption Gates” below for further information.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund and for longer than seven days for the National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Liquidity Fees and Redemption Gates. If a Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.
If at the end of a business day, a Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.
A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund’s prospectuses and by posting to the Fund’s website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.
Any redemption request received by the Fund’s transfer agent or an authorized intermediary in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.
Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end

Retail Money Market Funds	21

of a business day, the Fund’s weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund’s weekly liquid assets.
Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund’s weekly liquid assets fall below 10% of its total assets.
Exchanging Fund Shares
Exchanges between Wells Fargo Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any Wells Fargo Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions:
1) Service Class shares may be exchanged for other Service Class shares, or for any non-money market fund Class A shares and (2) no exchanges are allowed into institutional money market funds.

■	An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the prospectus for the Wells Fargo Fund into which you wish to exchange.

■	If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund, which includes a sales load.

■	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

■	Any exchange between two Wells Fargo Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

22	Retail Money Market Funds

Account Policies
Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Retail Money Market Funds	23

Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your Institution.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
National Tax-Free Money Market Fund
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
Money Market Fund
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

24	Retail Money Market Funds

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund, it is intended that distributions from the Funds’ net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT for individual shareholders. Individual shareholders should consult their tax advisers regarding their specific tax situation.
Distributions of ordinary income from the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.
Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Retail Money Market Funds	25

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Service Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	(0.00) [2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	0.00 [1]
Net realized gains	(0.00) [1]	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	0.00 [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.31%	1.86%	1.72%	0.79%	0.11%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.60%	0.66%	0.74%	0.72%
Net expenses	0.36% [3]	0.50%	0.50%	0.50%	0.50%
Net investment income	0.31%	1.84%	1.71%	0.74%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$11,963	$12,038	$11,884	$11,910	$21,602
1.	Amount is less than $0.005.
2.	Amount is more than $(0.005)
3.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.12% higher.

26	Retail Money Market Funds

National Tax-Free Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Service Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.30%	1.08%	1.06%	0.54%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.56%	0.56%	0.58%	0.54%
Net expenses	0.29% [2]	0.45%	0.45%	0.45%	0.32%
Net investment income	0.28%	1.06%	1.05%	0.49%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$64,183	$64,802	$65,682	$66,460	$73,472
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.15% higher.

Retail Money Market Funds	27

Notes

28	Retail Money Market Funds

Notes

Retail Money Market Funds	29

Notes

30	Retail Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMS/P1208 ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Retail Money Market Funds

Fund	Premier Class
Wells Fargo Money Market Fund	WMPXX
Wells Fargo National Tax-Free Money Market Fund	WFNXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Money Market Fund Summary..............................................................................................................	2
National Tax-Free Money Market Fund Summary...................................................................................	6
Details About the Funds
Money Market Fund.............................................................................................................................	11
National Tax-Free Money Market Fund..................................................................................................	12
Description of Principal Investment Risks..............................................................................................	13
Portfolio Holdings Information.............................................................................................................	15
Pricing Fund Shares..............................................................................................................................	15
Management of the Funds
The Manager.......................................................................................................................................	16
The Sub-Advisers.................................................................................................................................	17
Multi-Manager Arrangement................................................................................................................	17
Account Information
Share Class Eligibility............................................................................................................................	18
Compensation to Financial Professionals and Intermediaries...................................................................	18
Buy and Selling Fund Shares..................................................................................................................	19
Exchanging Fund Shares.......................................................................................................................	22
Frequent Purchases and Redemptions of Fund Shares............................................................................	22
Account Policies...................................................................................................................................	23
Distributions........................................................................................................................................	24
Other Information
Taxes..................................................................................................................................................	25
Financial Highlights..............................................................................................................................	26

Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.29%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Premier Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$20
3 Years	$84
5 Years	$154
10 Years	$359

2	Retail Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making

Retail Money Market Funds	3

them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Premier Class as of 12/31 each year[1]
Highest Quarter: March 31, 2019	+0.61%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2020[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Premier Class	3/31/2016	0.68%	1.24%	0.62%
1.	Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Premier Class shares would be higher.

4	Retail Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore
Purchase and Sale of Fund Shares
Premier Class shares are generally available through intermediaries for the accounts of their customers and directly to individuals.  Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Premier Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Premier Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Retail Money Market Funds	5

National Tax-Free Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.25%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
1.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Premier Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$20
3 Years	$75
5 Years	$136
10 Years	$313

6	Retail Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Retail Money Market Funds	7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Premier Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.39%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Premier Class	11/8/1999	0.47%	0.85%	0.44%

8	Retail Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Premier Class shares are generally available through intermediaries for the accounts of their customers and directly to individuals.  Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Premier Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Premier Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your investment representative.
Tax Information
The Fund’s distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Retail Money Market Funds	9

About Wells Fargo Retail Money Market Funds
All Wells Fargo Retail Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Retail Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

10	Retail Money Market Funds

Details About the Funds

Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk Industry Concentration Risk Foreign Investment Risk	Management Risk Mortgage- and Asset-Backed Securities Risk Municipal Securities Risk Repurchase Agreement Risk U.S. Government Obligations Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Retail Money Market Funds	11

National Tax-Free Money Market Fund
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk	Municipal Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

12	Retail Money Market Funds

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low

Retail Money Market Funds	13

when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund’s ability to repurchase securities at the agreed upon price.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

14	Retail Money Market Funds

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Money Market Fund	9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)
National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m. and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Retail Money Market Funds	15

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Money Market Fund	0.04%
National Tax-Free Money Market Fund	0.09%

16	Retail Money Market Funds

The Sub-Advisers
The following sub-advisers provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-advisers are compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Wells Capital Management Singapore (“Wells Capital Singapore”), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Fund	Sub-Adviser
Money Market Fund	Wells Capital Management Incorporated Wells Capital Management Singapore
National Tax-Free Money Market Fund	Wells Capital Management Incorporated
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Retail Money Market Funds	17

Account Information

Share Class Eligibility
Investment in a Fund is limited to accounts beneficially owned by natural persons. In general, Premier Class shares are available to individual investors who invest a minimum initial investment amount of $10 million, either directly with a Fund or through an intermediary. Premier Class shares are also available without a minimum initial investment amount through the following, provided the beneficial owner of the account is a natural person:

■	Employee defined contribution plan programs or other employer sponsored retirement plans;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed account or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■	Money market trading platforms; and

■	Certain investors and related accounts as detailed in the Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s

18	Retail Money Market Funds

customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order,

Retail Money Market Funds	19

additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
National Tax-Free Money Market Fund
By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market Fund
By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.
Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption

20	Retail Money Market Funds

requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment. For the National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled “Liquidity Fees and Redemption Gates” below for further information.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund and for longer than seven days for the National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Liquidity Fees and Redemption Gates. If a Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.
If at the end of a business day, a Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.
A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund’s prospectuses and by posting to the Fund’s website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.
Any redemption request received by the Fund’s transfer agent or an authorized intermediary in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.
Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund’s weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund’s weekly liquid assets.
Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.

Retail Money Market Funds	21

Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund’s weekly liquid assets fall below 10% of its total assets.
Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

22	Retail Money Market Funds

Account Policies
Advance Notice of Large Transactions
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts.
We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations.
We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification.
We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Retail Money Market Funds	23

Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.
Earning Distributions. Assuming the purchase amount is received by the Funds’ custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
National Tax-Free Money Market Fund
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
Money Market Fund
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

24	Retail Money Market Funds

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund, it is intended that distributions from the Funds’ net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT for individual shareholders. Individual shareholders should consult their tax advisers regarding their specific tax situation.
Distributions of ordinary income from the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.
Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Retail Money Market Funds	25

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Premier Class	2021	2020	2019	2018	2017[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.02	0.01	0.00 [2]
Net realized gains (losses) on investments	(0.00) [3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.02	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	(0.01)	(0.00) [2]
Net realized gains	(0.00) [2]	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.01) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.54%	2.20%	2.03%	1.09%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.30%	0.33%	0.45%	0.45%
Net expenses	0.13% [5]	0.15%	0.20%	0.20%	0.20%
Net investment income	0.41%	1.99%	2.26%	1.08%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$4,452,436	$2,183,582	$295,962	$101	$100
1.	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017
2.	Amount is less than $0.005.
3.	Amount is more than $(0.005)
4.	Returns for periods of less than one year are not annualized.
5.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.07% higher.

26	Retail Money Market Funds

National Tax-Free Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Premier Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.40%	1.33%	1.31%	0.79%	0.41%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.27%	0.27%	0.28%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.18%
Net investment income	0.38%	1.28%	1.31%	0.79%	0.18%
Supplemental data
Net assets, end of period (000s omitted)	$632,040	$847,871	$593,961	$339,331	$105,881
1.	Amount is less than $0.005.

Retail Money Market Funds	27

Notes

28	Retail Money Market Funds

Notes

Retail Money Market Funds	29

Notes

30	Retail Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMP/P1218 ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Retail Money Market Funds

Fund	Administrator Class
Wells Fargo National Tax-Free Money Market Fund	WNTXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summary
National Tax-Free Money Market Fund Summary...................................................................................	2
Details About the Fund
Key Fund Information...........................................................................................................................	6
National Tax-Free Money Market Fund..................................................................................................	7
Description of Principal Investment Risks..............................................................................................	8
Portfolio Holdings Information.............................................................................................................	9
Pricing Fund Shares..............................................................................................................................	9
Management of the Fund
The Manager.......................................................................................................................................	10
The Sub-Adviser..................................................................................................................................	11
Multi-Manager Arrangement................................................................................................................	11
Account Information
Share Class Eligibility............................................................................................................................	12
Compensation to Financial Professionals and Intermediaries...................................................................	12
Buy and Selling Fund Shares..................................................................................................................	13
Exchanging Fund Shares.......................................................................................................................	16
Frequent Purchases and Redemptions of Fund Shares............................................................................	17
Account Policies...................................................................................................................................	17
Distributions........................................................................................................................................	18
Other Information
Taxes..................................................................................................................................................	19
Financial Highlights..............................................................................................................................	20

National Tax-Free Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.30% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$31
3 Years	$112
5 Years	$201
10 Years	$461

2	Retail Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Retail Money Market Funds	3

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.37%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	4/8/2005	0.41%	0.76%	0.39%

4	Retail Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to individuals. Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
The Fund’s distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Retail Money Market Funds	5

About Wells Fargo Retail Money Market Funds
All Wells Fargo Retail Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Retail Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

6	Retail Money Market Funds

Details About the Fund

National Tax-Free Money Market Fund
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk	Municipal Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Retail Money Market Funds	7

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for the Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal

8	Retail Money Market Funds

securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.
Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Fund’s Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m. and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Retail Money Market Funds	9

Management of the Fund

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Fund. Funds Management’s investment professionals review and analyze the Fund’s performance, including relative to peer funds, and monitor the Fund’s compliance with its investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Fund’s operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund’s investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund, other than those services that are provided by the Fund’s transfer and dividend disbursing agent, custodian, and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Fund, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for the Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For the Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
National Tax-Free Money Market Fund	0.09%

10	Retail Money Market Funds

The Sub-Adviser
The following sub-adviser provides day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Multi-Manager Arrangement
The Fund and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Fund, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Fund is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Retail Money Market Funds	11

Account Information

Share Class Eligibility
Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, Administrator Class shares are available to individual investors who invest a minimum initial investment amount of $1 million, either directly with a Fund or through an intermediary. Administrator Class shares are also available without a minimum initial investment amount through the following, provided the beneficial owner of the account is a natural person:

■	Employee defined contribution plan programs or other employer sponsored retirement plans;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed account or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■	Money market trading platforms; and

■	Certain investors and related accounts as detailed in the Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
Shareholder Servicing Plan
The Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Administrator Class
National Tax-Free Money Market Fund	0.10%
Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of the Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, the Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf

12	Retail Money Market Funds

Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

Retail Money Market Funds	13

	Opening an Account	Adding to an Account or Selling Fund Shares
By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

14	Retail Money Market Funds

If a Request is Received in Good Order:	Proceeds Wired	Dividends
National Tax-Free Money Market Fund
By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.
Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment.  For the National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. We may also delay redemptions in the interests of shareholder if the Fund experiences significantly impaired liquidity. Please see the section entitles “Liquidity Fees and Redemptions Gates” below for further information.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than  seven days for the National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Liquidity Fees and Redemption Gates. If a Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.
If at the end of a business day, a Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.
A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund’s prospectuses and by posting to the Fund’s website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.

Retail Money Market Funds	15

Any redemption request received by the Fund’s transfer agent or an authorized intermediary in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.
Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund’s weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund’s weekly liquid assets.
Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund’s weekly liquid assets fall below 10% of its total assets.
Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

16	Retail Money Market Funds

Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Retail Money Market Funds	17

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations. to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.
Distributions
The Fund declares distributions of net investment income, if any, daily, and makes such distributions, if any, monthly. The Fund generally makes distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
National Tax-Free Money Market Fund
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day

18	Retail Money Market Funds

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions from the Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT for individual shareholders. Individual shareholders should consult their tax advisers regarding their specific tax situation.
Distributions of ordinary income from the Fund does attributable to other sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Retail Money Market Funds	19

Financial Highlights
The following table is intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following table has been derived from the Fund’s financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.
National Tax-Free Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Administrator Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.35%	1.23%	1.21%	0.69%	0.33%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.39%	0.39%	0.41%	0.40%
Net expenses	0.25% [2]	0.30%	0.30%	0.30%	0.27%
Net investment income	0.34%	1.22%	1.21%	0.64%	0.22%
Supplemental data
Net assets, end of period (000s omitted)	$85,489	$107,457	$131,395	$132,964	$155,448
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.04% higher.

20	Retail Money Market Funds

Notes

Retail Money Market Funds	21

Notes

22	Retail Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMAM/P1203 ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Retail Money Market Funds

Fund	Class A	Class C
Wells Fargo Money Market Fund (Class C is closed)	STGXX	-
Wells Fargo National Tax-Free Money Market Fund	NWMXX	N/A
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Money Market Fund Summary..............................................................................................................	2
National Tax-Free Money Market Fund Summary...................................................................................	6
Details About the Funds
Money Market Fund.............................................................................................................................	11
National Tax-Free Money Market Fund..................................................................................................	12
Description of Principal Investment Risks..............................................................................................	13
Portfolio Holdings Information.............................................................................................................	15
Pricing Fund Shares..............................................................................................................................	15
Management of the Funds
The Manager.......................................................................................................................................	16
The Sub-Advisers.................................................................................................................................	17
Multi-Manager Arrangement................................................................................................................	17
Account Information
Share Class Eligibility............................................................................................................................	18
Investments in Money Market Fund Class C Shares.................................................................................	18
Compensation to Financial Professionals and Intermediaries...................................................................	18
Buy and Selling Fund Shares..................................................................................................................	20
Exchanging Fund Shares.......................................................................................................................	23
Frequent Purchases and Redemptions of Fund Shares............................................................................	23
Account Policies...................................................................................................................................	24
Distributions........................................................................................................................................	25
Other Information
Taxes..................................................................................................................................................	26
Financial Highlights..............................................................................................................................	27

Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	0.68%	1.43%
Fee Waivers	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.60%	1.35%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A and 1.35% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$61	$237	$137
3 Years	$210	$445	$445
5 Years	$371	$774	$774
10 Years	$839	$1,706	$1,706

2	Retail Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making

Retail Money Market Funds	3

them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Class A as of 12/31 each year
Highest Quarter: March 31, 2019	+0.51%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/1/1992	0.38%	0.86%	0.44%
Class C	6/30/2010	-0.88%	0.39%	0.20%

4	Retail Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore
Purchase and Sale of Fund Shares
Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Retail Money Market Funds	5

National Tax-Free Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.64%
Fee Waivers	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.60%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$61
3 Years	$201
5 Years	$353
10 Years	$795

6	Retail Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Retail Money Market Funds	7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Class A as of 12/31 each year
Highest Quarter: June 30, 2019	+0.29%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/28/2003	0.31%	0.51%	0.27%

8	Retail Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Investment in the Fund is limited to accounts beneficially owned by natural persons. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
The Fund’s distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Retail Money Market Funds	9

About Wells Fargo Retail Money Market Funds
All Wells Fargo Retail Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Retail Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value it assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

10	Retail Money Market Funds

Details About the Funds

Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk Industry Concentration Risk Foreign Investment Risk	Management Risk Mortgage- and Asset-Backed Securities Risk Municipal Securities Risk Repurchase Agreement Risk U.S. Government Obligations Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Retail Money Market Funds	11

National Tax-Free Money Market Fund
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax (“AMT”).

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk	Municipal Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

12	Retail Money Market Funds

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low

Retail Money Market Funds	13

when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund’s ability to repurchase securities at the agreed upon price.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

14	Retail Money Market Funds

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Money Market Fund	9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)
National Tax-Free Money Market Fund	9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m. and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Retail Money Market Funds	15

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Money Market Fund	0.04%
National Tax-Free Money Market Fund	0.09%

16	Retail Money Market Funds

The Sub-Advisers
The following sub-advisers provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-advisers are compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Wells Capital Management Singapore (“Wells Capital Singapore”), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Fund	Sub-Adviser
Money Market Fund	Wells Capital Management Incorporated Wells Capital Management Singapore
National Tax-Free Money Market Fund	Wells Capital Management Incorporated
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Retail Money Market Funds	17

Account Information

Share Class Eligibility
Investment in a Fund is limited to accounts beneficially owned by natural persons.
Please see the section entitled “Purchase and Sale of Fund Shares” in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.
We allow reduced minimum initial and subsequent investment amounts if you sign up for an automatic investment plan. For additional information regarding available automatic plans, please see the section entitled “Account Policies” below.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Investments in Money Market Fund Class C Shares
Class C shares of Money Market Fund are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of distributions and permitted exchanges (see “Exchanging Fund Shares” later in this Prospectus). Class C shares are subject to a CDSC of 1.00% if redeemed, rather than exchanged, within one year of the original purchase date, and do not convert to Class A shares.
Class C Shares Conversion Feature
Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis. A shorter holding period may apply depending on your intermediary.
CDSC Waivers

■	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

■	We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory distributions (withdrawals generally made after age 70½ according to Internal Revenue Service guidelines) from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

■	We waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares. (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

■	We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

■	We waive the Class C shares CDSC for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

Compensation to Financial Professionals and Intermediaries
Distribution Plan
The Money Market Fund has adopted a distribution plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), for the classes indicated below. The 12b-1 Plan authorizes the Fund to make payments for services and activities that are primarily intended to result in the sale of Fund shares

18	Retail Money Market Funds

and to reimburse expenses incurred in connection with such services and activities. The 12b-1 Plan provides that, to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan. Under the 12b-1 Plan, fees are paid up to the following amounts:

Fund	Class C
Money Market Fund	0.75%
These fees are paid out of the relevant Class’s assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.
Shareholder Servicing Plan
Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Class A	Class C
Money Market Fund	0.25%	0.25%
National Tax-Free Money Market Fund	0.25%	N/A
Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.

Retail Money Market Funds	19

Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

20	Retail Money Market Funds

Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
National Tax-Free Money Market Fund
By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market Fund
By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.
Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect

Retail Money Market Funds	21

to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment. For the National Tax-Free Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled “Liquidity Fees and Redemption Gates” below for further information.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund and for longer than seven days for the National Tax-Free Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Liquidity Fees and Redemption Gates. If a Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.
If at the end of a business day, a Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.
A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund’s prospectuses and by posting to the Fund’s website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.
Any redemption request received by the Fund’s transfer agent or an authorized intermediary in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.
Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund’s weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund’s weekly liquid assets.
Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.

22	Retail Money Market Funds

Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund’s weekly liquid assets fall below 10% of its total assets.
Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Retail Money Market Funds	23

Account Policies
Automatic Plans. These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. It generally takes about ten business days to establish a plan once we have received your instructions and it generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons. Call Investor Services at 1-800-222-8222 for more information.

■	Automatic Investment Plan — With this plan, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account.

■	Automatic Exchange Plan — With this plan, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. See the section ”Exchanging Fund Shares” of this Prospectus for the policies that apply to exchanges. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

■	Systematic Withdrawal Plan — With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must request a minimum redemption of $100;

•	must have your distributions reinvested.

■	Payroll Direct Deposit Plan — With this plan, you may regularly transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the

24	Retail Money Market Funds

right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.
Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.
We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

■	Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■	Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■	Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

■	Earning Distributions. Shares begin earning dividends after the transfer agent or an authorized intermediary receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
National Tax-Free Money Market Fund
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
Money Market Fund
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

Retail Money Market Funds	25

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. With respect to the National Tax-Free Money Market Fund, it is intended that distributions from the Funds’ net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT for individual shareholders. Individual shareholders should consult their tax advisers regarding their specific tax situation.
Distributions of ordinary income from the National Tax-Free Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.
Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

26	Retail Money Market Funds

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Class A	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	(0.00) [2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.27%	1.76%	1.61%	0.64%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.70%	0.76%	0.85%	0.83%
Net expenses	0.40% [3]	0.60%	0.62%	0.65%	0.55%
Net investment income	0.27%	1.74%	1.60%	0.63%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$466,559	$475,180	$474,040	$462,416	$539,989
1.	Amount is less than $0.005.
2.	Amount is more than $(0.005)
3.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.18% higher

Retail Money Market Funds	27

Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Class C	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]
Payment from affiliate	0.00 [1]	0.00	0.00	0.00	0.00
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	(0.00) [1]	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08% [2]	1.00%	0.84%	0.04%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.45%	1.51%	1.60%	1.58%
Net expenses	0.59% [3]	1.35%	1.37%	1.23%	0.60%
Net investment income	0.07%	1.03%	0.87%	0.03%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,855	$3,153	$8,229	$7,763	$13,293
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information
3.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.76% higher.

28	Retail Money Market Funds

National Tax-Free Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Class A	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.27%	0.93%	0.89%	0.35%	0.13%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.66%	0.66%	0.68%	0.65%
Net expenses	0.33% [2]	0.60%	0.61%	0.64%	0.39%
Net investment income	0.25%	0.92%	0.88%	0.30%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$100,920	$95,632	$101,680	$119,524	$135,704
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager . Without this voluntary waiver, the net expense ratio would have been 0.25% higher.

Retail Money Market Funds	29

Notes

30	Retail Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMR/P1201 ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Institutional Money Market Funds

Fund	Service Class
Wells Fargo Heritage Money Market Fund	WHTXX
Wells Fargo Municipal Cash Management Money Market Fund	EISXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Heritage Money Market Fund Summary................................................................................................	2
Municipal Cash Management Money Market Fund Summary...................................................................	6
Details About the Funds
Heritage Money Market Fund...............................................................................................................	11
Municipal Cash Management Money Market Fund..................................................................................	12
Description of Principal Investment Risks..............................................................................................	13
Portfolio Holdings Information.............................................................................................................	15
Pricing Fund Shares..............................................................................................................................	15
Management of the Funds
The Manager.......................................................................................................................................	16
The Sub-Advisers.................................................................................................................................	17
Multi-Manager Arrangement................................................................................................................	17
Account Information
Share Class Eligibility............................................................................................................................	18
Compensation to Financial Professionals and Intermediaries...................................................................	18
Buy and Selling Fund Shares..................................................................................................................	19
Exchanging Fund Shares.......................................................................................................................	22
Frequent Purchases and Redemptions of Fund Shares............................................................................	22
Account Policies...................................................................................................................................	23
Distributions........................................................................................................................................	24
Other Information
Taxes..................................................................................................................................................	25
Financial Highlights..............................................................................................................................	26

Heritage Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.52%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.43%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$44
3 Years	$158
5 Years	$282
10 Years	$644

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Service Class as of 12/31 each year
Highest Quarter: March 31, 2019	+0.58%
Lowest Quarter: September 30, 2020	-0.03%
Year-to-date total return as of March 31, 2021 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	6/30/2010	0.41%	1.02%	0.51%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore
Purchase and Sale of Fund Shares
In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Municipal Cash Management Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$46
3 Years	$179
5 Years	$324
10 Years	$747

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).

We may also invest:

■	any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Service Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.34%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/25/1996	0.48%	0.70%	0.36%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
The Fund’s distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

About Wells Fargo Institutional Money Market Funds
All Wells Fargo Institutional Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Institutional Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will transact at its market-based net asset value, rounded to four decimal places.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Heritage Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk Industry Concentration Risk Foreign Investment Risk	Management Risk Mortgage- and Asset-Backed Securities Risk Municipal Securities Risk Repurchase Agreement Risk U.S. Government Obligations Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Municipal Cash Management Money Market Fund
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).

We may also invest:

■	any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk	Municipal Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund’s ability to repurchase securities at the agreed upon price.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share rounded to four decimal places and based on the market value of the securities it holds. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Heritage Money Market Fund	9:00a.m., 12:00p.m., and 3:00p.m. (ET)
Municipal Cash Management Money Market Fund	12:00p.m. (ET)
Generally, NAVs are not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.
The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Heritage Money Market Fund	0.11%
Municipal Cash Management Money Market Fund	0.00%

The Sub-Advisers
The following sub-advisers provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-advisers are compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Wells Capital Management Singapore (“Wells Capital Singapore”), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Fund	Sub-Adviser
Heritage Money Market Fund	Wells Capital Management Incorporated Wells Capital Management Singapore
Municipal Cash Management Money Market Fund	Wells Capital Management Incorporated
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Account Information

Share Class Eligibility
Please see the section entitled “Purchase and Sale of Fund Shares” in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
Shareholder Servicing Plan
Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchaseand redemption transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Service Class
Heritage Money Market Fund	0.25%
Municipal Cash Management Money Market Fund	0.25%
Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. In order to be processed by the Funds’ transfer agent, all purchase or redemption requests must be in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

A purchase or redemption request in good order for which payment (of the purchase price or of the redemption proceeds, as applicable) is to be made via wire using “federal funds” will be processed at the next NAV calculated after the Funds’ transfer agent receives your request. 1 A purchase or redemption request in good order for which payment is to be made via any other method (such as by check or EFT) will be processed at the final NAV calculated on the business day on which the Fund’s transfer agent receives your request. If your request is not in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements. Please note that the Funds no longer permit financial intermediaries (including retirement plan administrators) to serve as their agent for purposes of determining the time a purchase or redemption request is received.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid. Please note that, if you are paying for Fund shares via wire, the Fund must receive “federal funds” by the close of the Federal Reserve wire transfer system (“Fedwire”) (normally, 6:00 p.m. ET) on the same business day your purchase order is processed. In the event that payment is not received by the Fund by the close of the Fedwire, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or EFT that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Cash Management Money Market Fund
By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Heritage Money Market Fund
By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request

If a Request is Received in Good Order:	Proceeds Wired	Dividends
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.
Please note that if you wish to redeem shares purchased by check or EFT within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment. For the Municipal Cash Management Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Heritage Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled “Liquidity Fees and Redemption Gates” below for further information.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Heritage Money Market Fund and, for longer than seven days for the Municipal Cash Management Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Liquidity Fees and Redemption Gates. If a Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.
If at the end of a business day, a Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.
A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund’s prospectuses and by posting to the Fund’s website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.
Any redemption request received by the Fund’s transfer agent in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.
Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund’s weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund’s weekly liquid assets.
Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund’s weekly liquid assets fall below 10% of its total assets.
Exchanging Fund Shares
Shareholders of the Funds are not eligible to exchange their shares for shares of another class of the same Fund or for shares of another Wells Fargo Fund.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies
Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your Institution.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Cash Management Money Market Fund
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
Heritage Money Market Fund
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. With respect to the Municipal Cash Management Money Market Fund, it is intended that distributions from the Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT for individual shareholders. Individual shareholders should consult their tax advisers regarding their specific tax situation.
Distributions of ordinary income from the Municipal Cash Management Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
When you redeem your shares from a Fund with a floating NAV, you may recognize a taxable gain or loss on the redemption of your Fund shares.

There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Heritage Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Service Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.0000
Net investment income	0.0031	0.0194	0.0177	0.0085	0.0016
Net realized and unrealized gains (losses) on investments	(0.0004)	(0.0001)	0.0002	0.0000 [1]	0.0005
Total from investment operations	0.0027	0.0193	0.0179	0.0085	0.0021
Distributions to shareholders from
Net investment income	(0.0029)	(0.0193)	(0.0178)	(0.0085)	(0.0018)
Net realized gains	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0029)	(0.0193)	(0.0178)	(0.0085)	(0.0018)
Net asset value, end of period	$1.0002	$1.0004	$1.0004	$1.0003	$1.0003
Total return	0.28%	1.95%	1.81%	0.85%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.51%	0.55%	0.52%
Net expenses	0.34% [2]	0.43%	0.43%	0.43%	0.43%
Net investment income	0.33%	1.92%	1.79%	0.84%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$42,155	$55,893	$70,327	$61,415	$67,439
1.	Amount is less than $0.00005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by investment manager. Without this voluntary waiver, the net expense ratio would have been 0.09% higher.

Municipal Cash Management Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Service Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0003	$1.0004	$1.0010	$1.0005	$1.0000
Net investment income	0.0024	0.0110 [1]	0.0109 [1]	0.0059	0.0037
Payment from affiliate	0.0013	0.0000	0.0000	0.0000	0.0000
Net realized and unrealized gains (losses) on investments	0.0006	0.0002	0.0001	0.0000	(0.0010)
Total from investment operations	0.0043	0.0112	0.0110	0.0059	0.0027
Distributions to shareholders from
Net investment income	(0.0030)	(0.0110)	(0.0109)	(0.0054)	(0.0018)
Net realized gains	(0.0000) [2]	(0.0003)	(0.0007)	(0.0000) [2]	(0.0004)
Total distributions to shareholders	(0.0030)	(0.0113)	(0.0116)	(0.0054)	(0.0022)
Net asset value, end of period	$1.0016	$1.0003	$1.0004	$1.0010	$1.0005
Total return	0.44% [3]	1.12%	1.11%	0.59%	0.23%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.60%	0.61%	0.58%	0.49%
Net expenses	0.26% [4]	0.45%	0.45%	0.45%	0.35%
Net investment income	0.27	1.09%	1.09%	0.53%	0.09%
Supplemental data
Net assets, end of period (000s omitted)	$18,472	$15,255	$19,001	$19,355	$23,962
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.00005.
3.	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.13% impact on the total return.
4.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.19% higher.

Notes

Notes

Notes

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMS1/P1208A ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Institutional Money Market Funds

Fund	Select Class
Wells Fargo Heritage Money Market Fund	WFJXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summary
Heritage Money Market Fund Summary................................................................................................	2
Details About the Fund
Heritage Money Market Fund...............................................................................................................	7
Description of Principal Investment Risks..............................................................................................	8
Portfolio Holdings Information.............................................................................................................	10
Pricing Fund Shares..............................................................................................................................	10
Management of the Funds
The Manager.......................................................................................................................................	11
The Sub-Advisers.................................................................................................................................	12
Multi-Manager Arrangement................................................................................................................	12
Account Information
Share Class Eligibility............................................................................................................................	13
Compensation to Financial Professionals and Intermediaries...................................................................	13
Buy and Selling Fund Shares..................................................................................................................	14
Exchanging Fund Shares.......................................................................................................................	17
Frequent Purchases and Redemptions of Fund Shares............................................................................	17
Account Policies...................................................................................................................................	17
Distributions........................................................................................................................................	18
Other Information
Taxes..................................................................................................................................................	19
Financial Highlights..............................................................................................................................	20

Heritage Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.19%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.13%
1.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.13% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$13
3 Years	$55
5 Years	$101
10 Years	$237

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Select Class as of 12/31 each year
Highest Quarter: March 31, 2019	+0.65%
Lowest Quarter: December 31, 2020	+0.01%
Year-to-date total return as of March 31, 2021 is 0.04%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/29/2007	0.62%	1.31%	0.70%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore
Purchase and Sale of Fund Shares
Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

About Wells Fargo Institutional Money Market Funds
All Wells Fargo Institutional Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Institutional Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will transact at its market-based net asset value, rounded to four decimal places.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Heritage Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.

Market Risk Money Market Fund Risk Debt Securities Risk Industry Concentration Risk Foreign Investment Risk	Management Risk Mortgage- and Asset-Backed Securities Risk Municipal Securities Risk Repurchase Agreement Risk U.S. Government Obligations Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund’s ability to repurchase securities at the agreed upon price.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share rounded to four decimal places and based on the market value of the securities it holds. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Wells Fargo Heritage Money Market Fund	9:00a.m., 12:00p.m., and 3:00p.m. (ET)
Generally, NAVs are not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.
The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian, and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Heritage Money Market Fund	0.11%

The Sub-Advisers
The following sub-advisers provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-advisers are compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Wells Capital Management Singapore (“Wells Capital Singapore”), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Account Information

Share Class Eligibility
Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Unless otherwise noted below, the following investors may purchase Select Class shares without investing a minimum initial investment amount:

■	Affiliated Funds using the Fund to invest cash;

■	Money market trading platforms;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $50 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $50 million directly with a Fund; and

■	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. In order to be processed by the Funds’ transfer agent, all purchase or redemption requests must be in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

A purchase or redemption request in good order for which payment (of the purchase price or of the redemption proceeds, as applicable) is to be made via wire using “federal funds” will be processed at the next NAV calculated after the Funds’ transfer agent receives your request. 1 A purchase or redemption request in good order for which payment is to be made via any other method (such as by check or EFT) will be processed at the final NAV calculated on the business day on which the Fund’s transfer agent receives your request. If your request is not in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements. Please note that the Funds no longer permit financial intermediaries (including retirement plan administrators) to serve as their agent for purposes of determining the time a purchase or redemption request is received.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid. Please note that, if you are paying for Fund shares via wire, the Fund must receive “federal funds” by the close of the Federal Reserve wire transfer system (“Fedwire”) (normally, 6:00 p.m. ET) on the same business day your purchase order is processed. In the event that payment is not received by the Fund by the close of the Fedwire, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or EFT that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Heritage Money Market Fund
By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.

Please note that if you wish to redeem shares purchased by check or EFT within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled “Liquidity Fees and Redemption Gates” below for further information.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Liquidity Fees and Redemption Gates. If a Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.
If at the end of a business day, a Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.
A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund’s prospectuses and by posting to the Fund’s website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.
Any redemption request received by the Fund’s transfer agent in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.
Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund’s weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund’s weekly liquid assets.
Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund’s weekly liquid assets fall below 10% of its total assets.
Exchanging Fund Shares
Shareholders of the Funds are not eligible to exchange their shares for shares of another class of the same Fund or for shares of another Wells Fargo Fund.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Advance Notice of Large Transactions
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts.
We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations.
We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification.
We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase request and to terminate a shareholder’s investment, including closing the shareholder’s account.
Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your institution.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Heritage Money Market Fund
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions of a Fund’s ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as long-term capital gain.
Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
When you redeem your shares from a Fund with a floating NAV, you may recognize a taxable gain or loss on the redemption of your Fund shares.

There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statement which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statement, is also included in each Fund’s annual report, a copy of which is available upon request.
Heritage Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Select Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0005	$1.0005	$1.0004	$1.0004	$1.0000
Net investment income	0.0049	0.0223	0.0208	0.0116	0.0048
Net realized and unrealized gains (losses) on investments	(0.0001)	0.0000 [1]	0.0001	0.0000 [1]	0.0004
Total from investment operations	0.0048	0.0223	0.0209	0.0116	0.0052
Distributions to shareholders from
Net investment income	(0.0049)	(0.0223)	(0.0208)	(0.0116)	(0.0048)
Net realized gains	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0049)	(0.0223)	(0.0208)	(0.0116)	(0.0048)
Net asset value, end of period	$1.0004	$1.0005	$1.0005	$1.0004	$1.0004
Total return	0.49%	2.25%	2.11%	1.16%	0.52%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.20%	0.24%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.12%	0.13%
Net investment income	0.40%	2.21%	2.10%	1.19%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$8,471,954	$7,119,681	$6,459,320	$5,717,659	$3,386,093
1.	Amount is less than $0.00005.

Notes

Notes

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MML1/P1212A ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Institutional Money Market Funds

Fund	Institutional Class
Wells Fargo Heritage Money Market Fund	SHIXX
Wells Fargo Municipal Cash Management Money Market Fund	EMMXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Heritage Money Market Fund Summary................................................................................................	2
Municipal Cash Management Money Market Fund Summary...................................................................	6
Details About the Funds
Heritage Money Market Fund...............................................................................................................	11
Municipal Cash Management Money Market Fund..................................................................................	12
Description of Principal Investment Risks..............................................................................................	13
Portfolio Holdings Information.............................................................................................................	15
Pricing Fund Shares..............................................................................................................................	15
Management of the Funds
The Manager.......................................................................................................................................	16
The Sub-Advisers.................................................................................................................................	17
Multi-Manager Arrangement................................................................................................................	17
Account Information
Share Class Eligibility............................................................................................................................	18
Compensation to Financial Professionals and Intermediaries...................................................................	18
Buy and Selling Fund Shares..................................................................................................................	19
Exchanging Fund Shares.......................................................................................................................	22
Frequent Purchases and Redemptions of Fund Shares............................................................................	22
Account Policies...................................................................................................................................	22
Distributions........................................................................................................................................	23
Other Information
Taxes..................................................................................................................................................	24
Financial Highlights..............................................................................................................................	25

Heritage Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.23%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.20%
1.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$20
3 Years	$71
5 Years	$126
10 Years	$290

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
Highest Quarter: March 31, 2019	+0.63%
Lowest Quarter: December 31, 2020	-0.01%
Year-to-date total return as of March 31, 2021 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	3/31/2000	0.55%	1.23%	0.63%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore
Purchase and Sale of Fund Shares
Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Municipal Cash Management Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.32%
Fee Waivers	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$20
3 Years	$91
5 Years	$168
10 Years	$394

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).

We may also invest:

■	any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.40%
Lowest Quarter: September 30, 2020	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	11/20/1996	0.45%	0.88%	0.46%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your investment representative.
Tax Information
The Fund’s distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

About Wells Fargo Institutional Money Market Funds
All Wells Fargo Institutional Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Institutional Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will transact at its market-based net asset value, rounded to four decimal places.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Heritage Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk Industry Concentration Risk Foreign Investment Risk	Management Risk Mortgage- and Asset-Backed Securities Risk Municipal Securities Risk Repurchase Agreement Risk U.S. Government Obligations Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Municipal Cash Management Money Market Fund
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).

We may also invest:

■	any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk	Municipal Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund’s ability to repurchase securities at the agreed upon price.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share rounded to four decimal places and based on the market value of the securities it holds. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Heritage Money Market Fund	9:00a.m., 12:00p.m., and 3:00p.m. (ET)
Municipal Cash Management Money Market Fund	12:00p.m. (ET)
Generally, NAVs are not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.
The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Heritage Money Market Fund	0.11%
Municipal Cash Management Money Market Fund	0.00%

The Sub-Advisers
The following sub-advisers provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-advisers are compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Wells Capital Management Singapore (“Wells Capital Singapore”), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Fund	Sub-Adviser
Heritage Money Market Fund	Wells Capital Management Incorporated Wells Capital Management Singapore
Municipal Cash Management Money Market Fund	Wells Capital Management Incorporated
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Account Information

Share Class Eligibility
Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Unless otherwise noted below, the following investors may purchase Institutional Class shares without investing a minimum initial investment amount:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed account or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Fund of Funds including those advised by Funds Management;

■	Affiliated Funds using the Fund to invest cash;

■	Private Bank and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■	Money market trading platforms;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $10 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $10 million directly with a Fund; and

■	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. In order to be processed by the Funds’ transfer agent, all purchase or redemption requests must be in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application; and

■	Any supporting legal documentation that may be required.

A purchase or redemption request in good order for which payment (of the purchase price or of the redemption proceeds, as applicable) is to be made via wire using “federal funds” will be processed at the next NAV calculated after the Funds’ transfer agent receives your request. 1 A purchase or redemption request in good order for which payment is to be made via any other method (such as by check or EFT) will be processed at the final NAV calculated on the business day on which the Fund’s transfer agent receives your request. If your request is not in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements. Please note that the Funds no longer permit financial intermediaries (including retirement plan administrators) to serve as their agent for purposes of determining the time a purchase or redemption request is received.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid. Please note that, if you are paying for Fund shares via wire, the Fund must receive “federal funds” by the close of the Federal Reserve wire transfer system (“Fedwire”) (normally, 6:00 p.m. ET) on the same business day your purchase order is processed. In the event that payment is not received by the Fund by the close of the Fedwire, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or EFT that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Cash Management Money Market Fund
By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Heritage Money Market Fund
By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request

1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.
Please note that if you wish to redeem shares purchased by check or EFT within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment. For the Municipal Cash Management Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Heritage Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled “Liquidity Fees and Redemption Gates” below for further information.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Heritage Money Market Fund, and for longer than seven days for the Municipal Cash Management Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Liquidity Fees and Redemption Gates. If a Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.
If at the end of a business day, a Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.
A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund’s prospectuses and by posting to the Fund’s website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.
Any redemption request received by the Fund’s transfer agent in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.

Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund’s weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund’s weekly liquid assets.
Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund’s weekly liquid assets fall below 10% of its total assets.
Exchanging Fund Shares
Shareholders of the Funds are not eligible to exchange their shares for shares of another class of the same Fund or for shares of another Wells Fargo Fund.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Advance Notice of Large Transactions
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts.
We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations.
We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification.
We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase request and to terminate a shareholder’s investment, including closing the shareholder’s account.
Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.
Earning Distributions. Assuming the purchase amount is received by the Funds’ custodian no later than the close of the Fedwire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Cash Management Money Market Fund
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
Heritage Money Market Fund
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. With respect to the Municipal Cash Management Money Market Fund, it is intended that distributions from the Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT for individual shareholders. Individual shareholders should consult their tax advisers regarding their specific tax situation.
Distributions of ordinary income from the Municipal Cash Management Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and  the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
When you redeem your shares from a Fund with a floating NAV, you may recognize a taxable gain or loss on the redemption of your Fund shares.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Heritage Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.0000
Net investment income	0.0041	0.0216	0.0202	0.0108	0.0039
Net realized and unrealized gains (losses) on investments	0.0000	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005
Total from investment operations	0.0041	0.0216	0.0202	0.0108	0.0044
Distributions to shareholders from
Net investment income	(0.0042)	(0.0216)	(0.0201)	(0.0108)	(0.0041)
Net realized gains	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0042)	(0.0216)	(0.0201)	(0.0108)	(0.0041)
Net asset value, end of period	$1.0003	$1.0004	$1.0004	$1.0003	$1.0003
Total return	0.42%	2.18%	2.04%	1.09%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.24%	0.28%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.46%	2.14%	2.03%	1.11%	0.36%
Supplemental data
Net assets, end of period (000s omitted)	$794,541	$1,704,936	$1,573,458	$1,104,814	$749,052
1.	Amount is less than $0.00005.

Municipal Cash Management Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0004	$1.0004	$1.0011	$1.0005	$1.0000
Net investment income	0.0040	0.0137	0.0133 [1]	0.0080	0.0035
Net realized and unrealized gains (losses) on investments	(0.0003)	0.0001	0.0001	0.0005	0.0012
Total from investment operations	0.0037	0.0138	0.0134	0.0085	0.0047
Distributions to shareholders from
Net investment income	(0.0038)	(0.0135)	(0.0134)	(0.0079)	(0.0038)
Net realized gains	(0.0000) [2]	(0.0003)	(0.0007)	(0.0000) [2]	(0.0004)
Total distributions to shareholders	(0.0038)	(0.0138)	(0.0141)	(0.0079)	(0.0042)
Net asset value, end of period	$1.0003	$1.0004	$1.0004	$1.0011	$1.0005
Total return	0.38%	1.38%	1.35%	0.85%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.32%	0.31%	0.31%	0.29%	0.26%
Net expenses	0.18% [3]	0.20%	0.20%	0.20%	0.18%
Net investment income	0.41%	1.34%	1.32%	0.79%	0.27%
Supplemental data
Net assets, end of period (000s omitted)	$363,006	$224,247	$166,024	$336,215	$262,511
1.	Calculated based upon average shares outstanding
2.	Amount is less than $0.00005
3.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.

Notes

Notes

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMI1/P1204A ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Institutional Money Market Funds

Fund	Administrator Class
Wells Fargo Heritage Money Market Fund	SHMXX
Wells Fargo Municipal Cash Management Money Market Fund	WUCXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Heritage Money Market Fund Summary................................................................................................	2
Municipal Cash Management Money Market Fund Summary...................................................................	6
Details About the Funds
Key Fund Information...........................................................................................................................	10
Heritage Money Market Fund...............................................................................................................	11
Municipal Cash Management Money Market Fund..................................................................................	12
Description of Principal Investment Risks..............................................................................................	13
Portfolio Holdings Information.............................................................................................................	15
Pricing Fund Shares..............................................................................................................................	15
Management of the Funds
The Manager.......................................................................................................................................	16
The Sub-Advisers.................................................................................................................................	17
Multi-Manager Arrangement................................................................................................................	17
Account Information
Share Class Eligibility............................................................................................................................	18
Compensation to Financial Professionals and Intermediaries...................................................................	18
Buy and Selling Fund Shares..................................................................................................................	19
Exchanging Fund Shares.......................................................................................................................	22
Frequent Purchases and Redemptions of Fund Shares............................................................................	22
Account Policies...................................................................................................................................	23
Distributions........................................................................................................................................	24
Other Information
Taxes..................................................................................................................................................	25
Financial Highlights..............................................................................................................................	26

Heritage Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.33%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.33% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$34
3 Years	$110
5 Years	$195
10 Years	$441

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
Highest Quarter: March 31, 2019	+0.61%
Lowest Quarter: September 30, 2020	-0.01%
Year-to-date total return as of March 31, 2021 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/29/1995	0.46%	1.11%	0.56%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated Wells Capital Management Singapore
Purchase and Sale of Fund Shares
Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Municipal Cash Management Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.15%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.44%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.30% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$31
3 Years	$127
5 Years	$232
10 Years	$541

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).

We may also invest:

■	any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.38%
Lowest Quarter: March 31, 2013	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/9/2010	0.40%	0.79%	0.41%

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
The Fund’s distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to federal AMT. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

About Wells Fargo Institutional Money Market Funds
All Wells Fargo Institutional Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Institutional Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will transact at its market-based net asset value, rounded to four decimal places.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

Heritage Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk Industry Concentration Risk Foreign Investment Risk	Management Risk Mortgage- and Asset-Backed Securities Risk Municipal Securities Risk Repurchase Agreement Risk U.S. Government Obligations Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Municipal Cash Management Money Market Fund
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and

■	at least 80% of the Fund’s net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (“AMT”).

We may also invest:

■	any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily invest a greater portion of assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax or by holding a greater portion of assets in uninvested cash. Circumstances in which the Fund may invest or hold a greater portion of its assets in these securities or uninvested cash include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. During these periods, the Fund may not achieve its objective. To the extent that the Fund invests in taxable securities, it may distribute taxable income.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk Debt Securities Risk	Municipal Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks, such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Defaults on the underlying mortgages or assets may cause such securities to decline in value and become less liquid. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. When interest rates decline or are low, borrowers may pay off their mortgage or other debts sooner than expected, which can reduce the returns of a Fund. Funds that may enter into mortgage dollar roll transactions are subject to the risk that the market value of the securities that are required to be repurchased in the future may decline below the agreed upon repurchase price. They also involve the risk that the party to whom the securities are sold may become insolvent, limiting a Fund’s ability to repurchase securities at the agreed upon price.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to a Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share rounded to four decimal places and based on the market value of the securities it holds. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Heritage Money Market Fund	9:00a.m., 12:00p.m., and 3:00p.m. (ET)
Municipal Cash Management Money Market Fund	12:00p.m. (ET)
Generally, NAVs are not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund’s assets are traded in various markets on days when the Fund is closed, the value of the Fund’s assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund’s assets may not occur on days when the Fund is open. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.
The fair value of a Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund’s Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders statements and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Heritage Money Market Fund	0.11%
Municipal Cash Management Money Market Fund	0.00%

The Sub-Advisers
The following sub-advisers provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-advisers are compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Wells Capital Management Singapore (“Wells Capital Singapore”), a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624, serves as the sub-adviser and provides portfolio management services to one or more Funds. Wells Capital Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, provides portfolio management services for registered mutual funds.

Fund	Sub-Adviser
Heritage Money Market Fund	Wells Capital Management Incorporated Wells Capital Management Singapore
Municipal Cash Management Money Market Fund	Wells Capital Management Incorporated
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Account Information

Share Class Eligibility
Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Unless otherwise noted, the following investors may purchase Administrator Class shares without investing a minimum initial investment amount:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Fund of Funds including those advised by Funds Management;

■	Private Bank and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■	Money market trading platforms;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $1 million directly with a Fund; and

■	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
Shareholder Servicing Plan
Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchaseand redemption transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Administrator Class
Heritage Money Market Fund	0.10%
Municipal Cash Management Money Market Fund	0.10%
Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These

Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

	Opening an Account	Adding to an Account or Selling Fund Shares
By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. In order to be processed by the Funds’ transfer agent, all purchase or redemption requests must be in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application; and

■	Any supporting legal documentation that may be required.

A purchase or redemption request in good order for which payment (of the purchase price or of the redemption proceeds, as applicable) is to be made via wire using “federal funds” will be processed at the next NAV calculated after the Funds’ transfer agent receives your request. 1 A purchase or redemption request in good order for which payment is to be made via any other method (such as by check or EFT) will be processed at the final NAV calculated on the business day on which the Fund’s transfer agent receives your request. If your request is not in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements. Please note that the Funds no longer permit financial intermediaries (including retirement plan administrators) to serve as their agent for purposes of determining the time a purchase or redemption request is received.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid. Please note that, if you are paying for Fund shares via wire, the Fund must receive “federal funds” by the close of the Federal Reserve wire transfer system (“Fedwire”) (normally, 6:00 p.m. ET) on the same business day your purchase order is processed. In the event that payment is not received by the Fund by the close of the Fedwire, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent.
Timing of Redemption Proceeds. Generally, requests for redemption proceeds by check or EFT that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Generally, requests for redemption proceeds by wire that are received in good order will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Municipal Cash Management Money Market Fund
By 12:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Heritage Money Market Fund
By 3:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed.
Please note that if you wish to redeem shares purchased by check or by EFT within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment. For the Municipal Cash Management Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Heritage Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances. For each Fund, we may also suspend redemptions if the Fund experiences significantly impaired liquidity. Please see the section entitled “Liquidity Fees and Redemption Gates” below for further information.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Heritage Money Market Fund, and for longer than seven days for the Municipal Cash Management Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Liquidity Fees and Redemption Gates. If a Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of its total assets, the Fund may institute a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or may impose a redemption gate (i.e., a suspension of the right to redeem), if the Board determines that doing so would be in the best interests of the Fund and its shareholders. A liquidity fee and/or a redemption gate imposed under these circumstances may be implemented intraday. The Board may determine to raise or lower such liquidity fee after it has been imposed, but the liquidity fee may not exceed 2% of the value of shares redeemed.

If at the end of a business day, a Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must institute a liquidity fee, effective as of the next business day, of 1% of the value of shares redeemed, unless the Board determines that imposing the fee is not in the best interests of the Fund or determines that a lower or higher liquidity fee (subject to the 2% limit) is in the best interests of the Fund.
A liquidity fee and/or redemption gate may be implemented prior to giving notice to shareholders or intermediaries. It is expected that notice will be given through a supplement to the Fund’s prospectuses and by posting to the Fund’s website. A Fund may further communicate such action through a press release or by other means. The lifting of a liquidity fee or redemption gate will be communicated through similar means.
Any redemption request received by the Fund’s transfer agent in good order prior to the effectiveness of a liquidity fee or redemption gate will not be subject to such fee or gate. If a shareholder submits a redemption request while a redemption gate is in place, such request will be canceled and the shareholder will need to submit a new request following the lifting of the gate in order to redeem shares. When a fee or a gate is in place, a Fund will not allow purchases.
Once imposed, a liquidity fee must be applied to all shares redeemed and will remain in effect until the Board determines that imposing a fee is no longer in the best interests of the Fund; provided however that, if at the end of a business day, the Fund’s weekly liquid assets have risen to 30% or more of its total assets, the Fund must cease charging the liquidity fee, effective at the beginning of the next business day. While in effect, any liquidity fees collected by the Fund will be used to help increase the Fund’s weekly liquid assets.
Once imposed, a redemption gate must apply to all shares and will remain in effect until the Board determines that the redemption gate is no longer in the best interests of the Fund, provided, however, that the Fund must restore right of redemption on the earlier of: (1) the beginning of the next business day following a business day that ended with the Fund having invested 30% or more of its total assets in weekly liquid assets; or (2) the beginning of the next business day following 10 business days after suspending redemptions. A Fund may not impose a redemption gate for more than 10 business days in any rolling 90 calendar day period.
Please note that the Board may, in its discretion, elect to permanently suspend redemptions and liquidate a Fund under certain circumstances, including, among other things, if a Fund’s weekly liquid assets fall below 10% of its total assets.
Exchanging Fund Shares
Shareholders of the Funds are not eligible to exchange their shares for shares of another class of the same Fund or for shares of another Wells Fargo Fund.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Account Policies
Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations. to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Municipal Cash Management Money Market Fund
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day
Heritage Money Market Fund
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. With respect to the Municipal Cash Management Money Market Fund, it is intended that distributions from the Fund’s net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT for individual shareholders. Individual shareholders should consult their tax advisers regarding their specific tax situation.
Distributions of ordinary income from the Municipal Cash Management Money Market Fund attributable to other sources, if any, and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
When you redeem your shares from a Fund with a floating NAV, you may recognize a taxable gain or loss on the redemption of your Fund shares.

There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Heritage Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Administrator Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0005	$1.0004	$1.0003	$1.0003	$1.0000
Net investment income	0.0033	0.0203	0.0188	0.0096	0.0028
Net realized and unrealized gains (losses) on investments	(0.0002)	0.0001	0.0001	0.0000 [1]	0.0003
Total from investment operations	0.0031	0.0204	0.0189	0.0096	0.0031
Distributions to shareholders from
Net investment income	(0.0033)	(0.0203)	(0.0188)	(0.0096)	(0.0028)
Net realized gains	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0033)	(0.0203)	(0.0188)	(0.0096)	(0.0028)
Net asset value, end of period	$1.0003	$1.0005	$1.0004	$1.0003	$1.0003
Total return	0.32%	2.05%	1.91%	0.96%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.36%	0.40%	0.35%
Net expenses	0.29% [2]	0.33%	0.33%	0.32%	0.33%
Net investment income	0.39%	2.01%	1.87%	0.96%	0.24%
Supplemental data
Net assets, end of period (000s omitted)	$76,740	$113,555	$92,671	$92,542	$82,591
1.	Amount is less than $0.00005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expenses ratio would have been 0.03% higher.

Municipal Cash Management Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Administrator Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0004	$1.0003	$1.0010	$1.0005	$1.0000
Net investment income	0.0033	0.0124	0.0125	0.0069	0.0031
Net realized and unrealized gains (losses) on investments	0.0001	0.0005	(0.0001)	0.0005	0.0008
Total from investment operations	0.0034	0.0129	0.0124	0.0074	0.0039
Distributions to shareholders from
Net investment income	(0.0034)	(0.0125)	(0.0124)	(0.0069)	(0.0030)
Net realized gains	(0.0000) [1]	(0.0003)	(0.0007)	(0.0000) [1]	(0.0004)
Total distributions to shareholders	(0.0034)	(0.0128)	(0.0131)	(0.0069)	(0.0034)
Net asset value, end of period	$1.0004	$1.0004	$1.0003	$1.0010	$1.0005
Total return	0.34%	1.29%	1.25%	0.74%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.43%	0.44%	0.41%	0.39%
Net expenses	0.23% [2]	0.30%	0.30%	0.30%	0.27%
Net investment income	0.46%	1.28%	1.25%	0.68%	0.29%
Supplemental data
Net assets, end of period (000s omitted)	$1,277	$2,238	$6,313	$3,247	$3,223
1.	Amount is less than $0.00005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.06% higher.

Notes

Notes

Notes

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMA1/P1203A ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Government Money Market Funds

Fund	Sweep Class
Wells Fargo Government Money Market Fund	-
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Government Money Market Fund Summary...........................................................................................	2
Details About the Funds
Government Money Market Fund.........................................................................................................	7
Description of Principal Investment Risks..............................................................................................	8
Portfolio Holdings Information.............................................................................................................	9
Pricing Fund Shares..............................................................................................................................	9
Management of the Funds
The Manager.......................................................................................................................................	10
The Sub-Adviser..................................................................................................................................	11
Multi-Manager Arrangement................................................................................................................	11
Account Information
Share Class Eligibilty.............................................................................................................................	12
Compensation to Financial Professionals and Intermediaries...................................................................	12
Buying and Selling Fund Shares.............................................................................................................	13
Frequent Purchases and Redemptions of Fund Shares............................................................................	14
Account Policies...................................................................................................................................	14
Distributions........................................................................................................................................	15
Other Information
Taxes..................................................................................................................................................	16
Financial Highlights..............................................................................................................................	17

Government Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.12%
Distribution (12b-1) Fees	0.10%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.50%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

2	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	3

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Sweep Class as of 12/31 each year[1]
Highest Quarter: June 30, 2019	+0.42%
Lowest Quarter: December 31, 2015	-0.17%%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Sweep Class	7/31/2020	0.08%	0.41%	-0.10%
1.	Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Sweep Class shares.

4	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
You can buy Sweep Class shares exclusively through an intermediary who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your customer account with an intermediary and are governed in accordance with the terms of the customer account. Intermediaries automatically invest or “sweep” balances in your customer account into Sweep Class shares. Please contact your intermediary for more information.

Minimum Investments	To Buy or Sell Shares
Fund shares have no minimum initial or subsequent purchase requirements.	Contact your intermediary.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	5

About Wells Fargo Government Money Market Funds
All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value its assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

6	Government Money Market Funds

Details About the Funds

Government Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	7

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for the Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

8	Government Money Market Funds

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Fund’s Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Government Money Market Fund	8:00a.m., 9:00a.m, 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Government Money Market Funds	9

Management of the Fund

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Fund. Funds Management’s investment professionals review and analyze the Fund’s performance, including relative to peer funds, and monitor the Fund’s compliance with its investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Fund’s operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund’s investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund, other than those services that are provided by the Fund’s transfer and dividend disbursing agent, custodian, and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Fund, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for the Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For the Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.10%

10	Government Money Market Funds

The Sub-Adviser
The following sub-adviser provides day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Multi-Manager Arrangement
The Fund and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Fund, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Fund is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Government Money Market Funds	11

Account Information

Share Class Eligibility
You can buy Sweep Class shares exclusively through an intermediary who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your customer account with an intermediary and are governed in accordance with the terms of the customer account. Intermediaries automatically invest or “sweep” balances in your customer account into Sweep Class shares. Fund shares have no minimum initial or subsequent purchase requirements. Please contact your shareholder servicing agent for more information.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
Distribution Plan
The Fund has adopted a distribution plan (12b-1 Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), for the classes indicated below. The 12b-1 Plan authorizes the Fund to make payments for services and activities that are primarily intended to result in the sale of Fund shares and to reimburse expenses incurred in connection with such services and activities. The 12b-1 Plan provides that, to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan. Under the 12b-1 Plan, fees are paid up to the following amounts:

Fund	Sweep Class
Government Money Market Fund	0.10%
These fees are paid out of the relevant Class’s assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.
Shareholder Servicing Plan
The Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Sweep Class
Government Money Market Fund	0.25%
Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of the Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, the Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf

12	Government Money Market Funds

Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
You can buy Sweep Class shares exclusively through an intermediary who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your customer account with an intermediary and are governed in accordance with the terms of the customer account. Intermediaries automatically invest or “sweep” balances in your customer account into Sweep Class shares. Please contact your intermediary for more information.
Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance to the terms of your customer account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your customer account by your shareholder servicing agent. The Funds do not charge redemption fees.
Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days.  We may delay the payment of a redemption for longer than seven days under extraordinary circumstances.
We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Redemption in Kind. Although, under normal circumstances, we satisfy redemption requests by making cash payments, we reserve the right to determine in our sole discretion whether to satisfy redemption requests by making payments in securities. In such cases, we may satisfy all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

Government Money Market Funds	13

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Government Money Market Fund
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Advance Notice of Large Transactions
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your intermediary.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment
We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

14	Government Money Market Funds

Distributions
The Fund declares distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Fund generally makes distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.
Earning Distributions. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Government Money Market Fund
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

Government Money Market Funds	15

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any.
Distributions of ordinary income from the Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.
Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

16	Government Money Market Funds

Financial Highlights
The following table is intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following table has been derived from the Fund’s financial statement which has been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Fund’s financial statement, is also included in the Fund’s annual report, a copy of which is available upon request.
Government Money Market Fund
For a share outstanding throughout each period

Sweep Class	Year ended January 31, 2021[1]
Net asset value, beginning of period	$1.00
Distributions to shareholders from
Net investment income	(0.00) [2]
Net realized gains	(0.00) [2]
Total distributions to shareholders	(0.00) [2]
Net asset value, end of period	$1.00
Total return[3]	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.56%
Net expenses	0.13% [4]
Net investment income	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,465
1.	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
2.	Amount is less than $0.005.
3.	Returns for periods of less than one year are not annualized.
4.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.37% higher.

Government Money Market Funds	17

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMSW/P1215 ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Government Money Market Funds

Fund	Service Class
Wells Fargo Government Money Market Fund	NWGXX
Wells Fargo Treasury Plus Money Market Fund	PRVXX
Wells Fargo 100% Treasury Money Market Fund	NWTXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Government Money Market Fund Summary...........................................................................................	2
Treasury Plus Money Market Fund Summary.........................................................................................	6
100% Treasury Money Market Fund Summary.......................................................................................	10
Details About the Funds
Government Money Market Fund.........................................................................................................	15
Treasury Plus Money Market Fund........................................................................................................	16
100% Treasury Money Market Fund......................................................................................................	17
Description of Principal Investment Risks..............................................................................................	18
Portfolio Holdings Information.............................................................................................................	19
Pricing Fund Shares..............................................................................................................................	19
Management of the Funds
The Manager.......................................................................................................................................	20
The Sub-Adviser..................................................................................................................................	21
Multi-Manager Arrangement................................................................................................................	21
Account Information
Share Class Eligibility............................................................................................................................	22
Compensation to Financial Professionals and Intermediaries...................................................................	22
Buy and Selling Fund Shares..................................................................................................................	23
Exchanging Fund Shares.......................................................................................................................	25
Frequent Purchases and Redemptions of Fund Shares............................................................................	26
Account Policies...................................................................................................................................	26
Distributions........................................................................................................................................	27
Other Information
Taxes..................................................................................................................................................	28
Financial Highlights..............................................................................................................................	29

Government Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.12%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.49%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$50
3 Years	$157
5 Years	$274
10 Years	$616

2	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	3

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Service Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.49%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	11/16/1987	0.24%	0.76%	0.39%

4	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	5

Treasury Plus Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.50%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.45%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$46
3 Years	$155
5 Years	$275
10 Years	$623

6	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Service Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.50%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	10/1/1985	0.24%	0.79%	0.40%

8	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	9

100% Treasury Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$51
3 Years	$163
5 Years	$284
10 Years	$640

10	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	11

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Service Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.48%
Lowest Quarter: September 30, 2016	0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Service Class	12/3/1990	0.25%	0.74%	0.37%

12	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Service Class: $100,000 Minimum Additional Investment Service Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	13

About Wells Fargo Government Money Market Funds
All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value its assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

14	Government Money Market Funds

Details About the Funds

Government Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	15

Treasury Plus Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

16	Government Money Market Funds

100% Treasury Money Market Fund
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	17

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

18	Government Money Market Funds

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Government Money Market Funds	19

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.10%
Treasury Plus Money Market Fund	0.03%
100% Treasury Money Market Fund	0.09%

20	Government Money Market Funds

The Sub-Adviser
The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Government Money Market Funds	21

Account Information

Share Class Eligibility
Please see the section entitled “Purchase and Sale of Fund Shares” in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
Shareholder Servicing Plan
Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Service Class
Government Money Market Fund	0.25%
Treasury Plus Money Market Fund	0.25%
100% Treasury Money Market Fund	0.25%
Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its

22	Government Money Market Funds

customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

Government Money Market Funds	23

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.
We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption

24	Government Money Market Funds

request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

Government Money Market Funds	25

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.
The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

26	Government Money Market Funds

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.
Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your Institution.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
By 1:00 p.m. (ET)	Same Business Day
After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

Government Money Market Funds	27

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any.
Distributions of ordinary income from the Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income/franchise taxes.
Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

28	Government Money Market Funds

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Government Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Service Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains(losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.14%	1.69%	1.48%	0.49%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.25% [2]	0.50%	0.50%	0.50%	0.40%
Net investment income	0.13%	1.67%	1.45%	0.48%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$1,862,889	$1,994,923	$1,856,426	$2,506,898	$2,992,780
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.25% higher.

Government Money Market Funds	29

Treasury Plus Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Service Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.14%	1.72%	1.53%	0.54%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.52%
Net expenses	0.23% [2]	0.45%	0.45%	0.45%	0.38%
Net investment income	0.12%	1.71%	1.51%	0.54%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$1,416,203	$1,168,901	$1,431,420	$1,459,295	$1,500,467
1.	Amount is less than $0.005.
2	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.22% higher.
100% Treasury Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Service Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	(0.00) [1]	0.00 [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.15%	1.64%	1.46%	0.46%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.53%	0.61%	0.69%	0.69%
Net expenses	0.25% [3]	0.50%	0.50%	0.50%	0.36%
Net investment income	0.12%	1.58%	1.45%	0.45%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$5,225,755	$4,230,537	$2,796,397	$2,945,498	$3,337,172
1.	Amount is less than $0.005.
2.	Amount is more than $(0.005).
3.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.25% higher.

30	Government Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMS2/P1208B ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Government Money Market Funds

Fund	Select Class
Wells Fargo Government Money Market Fund	WFFXX
Wells Fargo Treasury Plus Money Market Fund	WTLXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Government Money Market Fund Summary...........................................................................................	2
Treasury Plus Money Market Fund Summary.........................................................................................	6
Details About the Funds
Government Money Market Fund.........................................................................................................	11
Treasury Plus Money Market Fund........................................................................................................	12
Description of Principal Investment Risks..............................................................................................	13
Portfolio Holdings Information.............................................................................................................	14
Pricing of Fund Shares..........................................................................................................................	14
Management of the Funds
The Manager.......................................................................................................................................	15
The Sub-Adviser..................................................................................................................................	16
Multi-Manager Arrangement................................................................................................................	16
Account Information
Share Class Eligibility............................................................................................................................	17
Compensation to Financial Professionals and Intermediaries...................................................................	17
Buy and Selling Fund Shares..................................................................................................................	18
Exchanging Fund Shares.......................................................................................................................	20
Frequent Purchases and Redemptions of Fund Shares............................................................................	21
Account Policies...................................................................................................................................	21
Distributions........................................................................................................................................	22
Other Information
Taxes..................................................................................................................................................	23
Financial Highlights..............................................................................................................................	24

Government Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

[1]Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.14%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.14% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$14
3 Years	$50
5 Years	$88
10 Years	$203

2	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	3

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Select Class as of 12/31 each year[1]
Highest Quarter: June 30, 2019	+0.58%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.01%

Average Annual Total Returns for the periods ended 12/31/2020[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	6/30/2015	0.39%	1.06%	0.54%
1.	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

4	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	5

Treasury Plus Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

[1]Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.17%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.14%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.14% for Select Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$14
3 Years	$52
5 Years	$93
10 Years	$214

6	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Select Class as of 12/31 each year[1]
Highest Quarter: June 30, 2019	+0.58%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Select Class	3/15/2019	0.37%	1.00%	0.51%
1.	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Select Class shares would be higher.

8	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Select Class: $50 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Select Class: No Minimum	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	9

About Wells Fargo Government Money Market Funds
All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value its assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

10	Government Money Market Funds

Details About the Funds

Government Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	11

Treasury Plus Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

12	Government Money Market Funds

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for the Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

Government Money Market Funds	13

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Fund’s Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

14	Government Money Market Funds

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Fund pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Fund. Funds Management’s investment professionals review and analyze the Fund’s performance, including relative to peer funds, and monitor the Fund’s compliance with its investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Fund. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with sharesholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Fund, which include, among others, providing such services in connection with the Fund’s operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund’s investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Fund, other than those services that are provided by the Fund’s transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Fund, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Fund. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Fund.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for the Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For the Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.10%
Treasury Plus Money Market Fund	0.03%

Government Money Market Funds	15

The Sub-Adviser
The following sub-adviser provides day-to-day portfolio management services to the Fund. These services include making purchases and sales of securities and other investment assets for the Fund, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Multi-Manager Arrangement
The Fund and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Fund, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Fund is not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

16	Government Money Market Funds

Account Information

Share Class Eligibility
Select Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Unless otherwise noted below, the following investors may purchase Select Class shares without investing a minimum initial investment amount:

■	Affiliated Funds using the Fund to invest cash;

■	Money market trading platforms;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $50 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $50 million directly with a Fund; and

■	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of the Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, the Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s

Government Money Market Funds	17

customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order,

18	Government Money Market Funds

additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds/Right to Delay Payment. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.
We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for

Government Money Market Funds	19

longer than one day. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request
Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

20	Government Money Market Funds

Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Advance Notice of Large Transactions
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts.
We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations.
We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification.
We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Government Money Market Funds	21

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.
Distributions
The Fund declares distributions of net investment income, if any, daily, and makes such distributions, if any, monthly. The Fund generally makes distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change your current option for payment of distributions, please contact your institution.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

22	Government Money Market Funds

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions of a Fund’s ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as long-term capital gain.
Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Government Money Market Funds	23

Financial Highlights
The following table is intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following table has been derived from the Fund’s financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with the Fund’s financial statements, is also included in the Fund’s annual report, a copy of which is available upon request.
Government Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Select Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains(losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.26%	2.05%	1.85%	0.85%	0.30%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.14%	0.14%	0.11%
Net investment income	0.19%	2.02%	1.82%	0.86%	0.34%
Supplemental data
Net assets, end of period (000s omitted)	$95,165,936	$51,954,718	$45,335,385	$46,288,730	$38,999,425
1.	Amount is less than $0.005.

24	Government Money Market Funds

Treasury Plus Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Selecct Class	2021	2020[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.02)
Net realized gains	0.00	(0.00) [2]
Total distributions to shareholders	(0.00) [2]	(0.02)
Net asset value, end of period	$1.00	$1.00
Total return	0.24%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%
Net expenses	0.14%	0.14%
Net investment income	0.09%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$3,118,274	$691,825
1.	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020
2.	Amount is less than $0.005.

Government Money Market Funds	25

Notes

26	Government Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MML2/P1212B ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Government Money Market Funds

Fund	Administrator Class
Wells Fargo Government Money Market Fund	WGAXX
Wells Fargo Treasury Plus Money Market Fund	WTPXX
Wells Fargo 100% Treasury Money Market Fund	WTRXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Government Money Market Fund Summary...........................................................................................	2
Treasury Plus Money Market Fund Summary.........................................................................................	6
100% Treasury Money Market Fund Summary.......................................................................................	10
Details About the Funds
Government Money Market Fund.........................................................................................................	15
Treasury Plus Money Market Fund........................................................................................................	16
100% Treasury Money Market Fund......................................................................................................	17
Description of Principal Investment Risks..............................................................................................	18
Portfolio Holdings Information.............................................................................................................	19
Pricing Fund Shares..............................................................................................................................	19
Management of the Funds
The Manager.......................................................................................................................................	20
The Sub-Adviser..................................................................................................................................	21
Multi-Manager Arrangement................................................................................................................	21
Account Information
Share Class Eligibility............................................................................................................................	22
Compensation to Financial Professionals and Intermediaries...................................................................	22
Buy and Selling Fund Shares..................................................................................................................	23
Exchanging Fund Shares.......................................................................................................................	26
Frequent Purchases and Redemptions of Fund Shares............................................................................	26
Account Policies...................................................................................................................................	27
Distributions........................................................................................................................................	28
Other Information
Taxes..................................................................................................................................................	29
Financial Highlights..............................................................................................................................	30

Government Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.12%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.32%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.32%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.34% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$33
3 Years	$103
5 Years	$180
10 Years	$406

2	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	3

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.53%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	7/31/2003	0.28%	0.88%	0.45%

4	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	5

Treasury Plus Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.33%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.33%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.34% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$34
3 Years	$106
5 Years	$185
10 Years	$418

6	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.53%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	3/31/2008	0.27%	0.86%	0.44%

8	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	9

100% Treasury Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.34%
Fee Waivers	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.30%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.30% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$31
3 Years	$105
5 Years	$187
10 Years	$427

10	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	11

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.53%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class	6/30/2010	0.31%	0.89%	0.44%

12	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	13

About Wells Fargo Government Money Market Funds
All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value its assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

14	Government Money Market Funds

Details About the Funds

Government Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	15

Treasury Plus Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

16	Government Money Market Funds

100% Treasury Money Market Fund
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	17

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

18	Government Money Market Funds

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Government Money Market Funds	19

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.10%
Treasury Plus Money Market Fund	0.03%
100% Treasury Money Market Fund	0.09%

20	Government Money Market Funds

The Sub-Adviser
The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Government Money Market Funds	21

Account Information

Share Class Eligibility
Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Unless otherwise noted, the following investors may purchase Administrator Class shares without investing a minimum initial investment amount:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Fund of Funds including those advised by Funds Management;

■	Private Bank and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■	Money market trading platforms;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $1 million directly with a Fund; and

■	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
Shareholder Servicing Plan
Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Administrator Class
Government Money Market Fund	0.10%
Treasury Plus Money Market Fund	0.10%
100% Treasury Money Market Fund	0.10%

22	Government Money Market Funds

Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

Government Money Market Funds	23

	Opening an Account	Adding to an Account or Selling Fund Shares
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

24	Government Money Market Funds

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.
We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Government Money Market Funds	25

Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

26	Government Money Market Funds

Account Policies
Advance Notice of Large Transactions. We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations. to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Government Money Market Funds	27

Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
By 1:00 p.m. (ET)	Same Business Day
After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

28	Government Money Market Funds

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any.
Distributions of ordinary income from the Funds attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.  Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual tax payers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Government Money Market Funds	29

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Government Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Administrator Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains(losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.17%	1.85%	1.65%	0.65%	0.10%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.22% [2]	0.34%	0.34%	0.34%	0.31%
Net investment income	0.14%	1.81%	1.67%	0.72%	0.11%
Supplemental data
Net assets, end of period (000s omitted)	$4,540,262	$3,893,928	$2,411,490	$1,554,764	$443,500
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.11% higher.

30	Government Money Market Funds

Treasury Plus Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Administrator Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.16%	1.83%	1.63%	0.65%	0.06%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.35%	0.35%	0.34%
Net expenses	0.24% [2]	0.34%	0.35%	0.35%	0.34%
Net investment income	0.16%	1.84%	1.48%	0.61%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$143,745	$137,102	$101,340	$142,198	$106,246
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.10% higher.
100% Treasury Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Administrator Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.20%	1.84%	1.67%	0.67%	0.07%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.36%	0.44%	0.52%	0.52%
Net expenses	0.22% [3]	0.30%	0.30%	0.30%	0.30%
Net investment income	0.19%	1.85%	1.63%	0.65%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$493,677	$554,447	$692,247	$914,471	$1,226,947
1.	Amount is less than $0.005.
2.	Amount is more than $(0.005).
3.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.

Government Money Market Funds	31

Notes

32	Government Money Market Funds

Notes

Government Money Market Funds	33

Notes

34	Government Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMA2/P1203B ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Government Money Market Funds

Fund	Class A
Wells Fargo Government Money Market Fund	WFGXX
Wells Fargo Treasury Plus Money Market Fund	PIVXX
Wells Fargo 100% Treasury Money Market Fund	WFTXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Government Money Market Fund Summary...........................................................................................	2
Treasury Plus Money Market Fund Summary.........................................................................................	6
100% Treasury Money Market Fund Summary.......................................................................................	10
Details About the Funds
Government Money Market Fund.........................................................................................................	15
Treasury Plus Money Market Fund........................................................................................................	16
100% Treasury Money Market Fund......................................................................................................	17
Description of Principal Investment Risks..............................................................................................	18
Portfolio Holdings Information.............................................................................................................	19
Pricing Fund Shares..............................................................................................................................	19
Management of the Funds
The Manager.......................................................................................................................................	20
The Sub-Adviser..................................................................................................................................	21
Multi-Manager Arrangement................................................................................................................	21
Account Information
Share Class Eligibility............................................................................................................................	22
Compensation to Financial Professionals and Intermediaries...................................................................	22
Buy and Selling Fund Shares..................................................................................................................	23
Exchanging Fund Shares.......................................................................................................................	25
Frequent Purchases and Redemptions of Fund Shares............................................................................	26
Account Policies...................................................................................................................................	26
Distributions........................................................................................................................................	28
Other Information
Taxes..................................................................................................................................................	29
Financial Highlights..............................................................................................................................	30

Government Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.12%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.59%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.59%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$60
3 Years	$189
5 Years	$329
10 Years	$738

2	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	3

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Class A as of 12/31 each year
Highest Quarter: June 30, 2019	+0.47%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.22%	0.70%	0.35%

4	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	5

Treasury Plus Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.60%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.60%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

6	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Class A as of 12/31 each year
Highest Quarter: June 30, 2019	+0.46%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/28/2003	0.21%	0.69%	0.35%

8	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	9

100% Treasury Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.61%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.60%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$61
3 Years	$194
5 Years	$339
10 Years	$761

10	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	11

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Class A as of 12/31 each year
Highest Quarter: June 30, 2019	+0.46%
Lowest Quarter: September 30, 2016	0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	11/8/1999	0.22%	0.67%	0.34%

12	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	13

About Wells Fargo Government Money Market Funds
All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value its assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

14	Government Money Market Funds

Details About the Funds

Government Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	15

Treasury Plus Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

16	Government Money Market Funds

100% Treasury Money Market Fund
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	17

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

18	Government Money Market Funds

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Government Money Market Funds	19

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the Funds’ compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.10%
Treasury Plus Money Market Fund	0.03%
100% Treasury Money Market Fund	0.09%

20	Government Money Market Funds

The Sub-Adviser
The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser are compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Government Money Market Funds	21

Account Information

Share Class Eligibility
Please see the section entitled “Purchase and Sale of Fund Shares” in the Fund Summary for a schedule of minimum investment amounts. Purchases made through a customer account at an intermediary may be subject to different minimum investment amounts. Please contact your financial professional for additional information.
We allow reduced minimum initial and subsequent investment amounts if you sign up for an automatic investment plan. For additional information regarding available automatic plans, please see the section entitled “Account Policies” below.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
Shareholder Servicing Plan
Each Fund has adopted a shareholder servicing plan (“Servicing Plan”). The Servicing Plan authorizes the Fund to enter into agreements with the Fund’s distributor, manager, or any of their affiliates to provide or engage other entities to provide certain shareholder services, including establishing and maintaining shareholder accounts, processing and verifying purchase, redemption and exchange transactions, and providing such other shareholder liaison or related services as may reasonably be requested. Under the Servicing Plan, fees are paid up to the following amounts:

Fund	Class A
Government Money Market Fund	0.25%
Treasury Plus Money Market Fund	0.25%
100% Treasury Money Market Fund	0.25%
Additional Payments to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.

22	Government Money Market Funds

The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

Government Money Market Funds	23

■	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Wells Fargo Funds or if all of the owners of your Wells Fargo Fund account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.

Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

24	Government Money Market Funds

We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time

Government Money Market Funds	25

the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Automatic Plans. These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. It generally takes about ten business days to establish a plan once we have received your instructions and it generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons. Call Investor Services at 1-800-222-8222 for more information.

■	Automatic Investment Plan — With this plan, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account.

■	Automatic Exchange Plan — With this plan, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. See the section ”Exchanging Fund Shares” of this Prospectus for the policies that apply to exchanges. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

■	Systematic Withdrawal Plan — With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must request a minimum redemption of $100;

•	must have your distributions reinvested.

■	Payroll Direct Deposit Plan — With this plan, you may regularly transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or

26	Government Money Market Funds

shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply, including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.

Government Money Market Funds	27

Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.
We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

■	Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■	Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■	Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

■	Earning Distributions. Shares begin earning dividends after the transfer agent or an authorized intermediary receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
By 1:00 p.m. (ET)	Same Business Day
After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

28	Government Money Market Funds

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any.
Distributions of ordinary income attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.
Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

Government Money Market Funds	29

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds’ financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Government Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Class A	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains(losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.13%	1.59%	1.38%	0.38%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.28% [2]	0.60%	0.60%	0.61%	0.41%
Net investment income	0.13%	1.56%	1.39%	0.38%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$306,864	$366,601	$311,616	$264,735	$274,083
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.32% higher.

30	Government Money Market Funds

Treasury Plus Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Class A	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.12%	1.56%	1.37%	0.38%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.62%	0.62%
Net expenses	0.25% [2]	0.60%	0.60%	0.61%	0.39%
Net investment income	0.11%	1.53%	1.36%	0.38%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,537,192	$1,379,059	$1,202,749	$1,291,723	$1,745,419
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.35% higher.
100% Treasury Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Class A	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.14%	1.54%	1.35%	0.32%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.63%	0.71%	0.79%	0.79%
Net expenses	0.31% [3]	0.60%	0.62%	0.64%	0.36%
Net investment income	0.15%	1.49%	1.35%	0.31%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$202,999	$468,360	$384,013	$291,246	$363,639
1.	Amount is less than $0.005.
2.	Amount is more than $(0.005).
3.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.29% higher.

Government Money Market Funds	31

Notes

32	Government Money Market Funds

Notes

Government Money Market Funds	33

Notes

34	Government Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMR2/P1201B ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

Prospectus June 1, 2021
Government Money Market Funds

Fund	Institutional Class
Wells Fargo Government Money Market Fund	GVIXX
Wells Fargo Treasury Plus Money Market Fund	PISXX
Wells Fargo 100% Treasury Money Market Fund	WOTXX
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.
Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Fund Summaries
Government Money Market Fund Summary...........................................................................................	2
Treasury Plus Money Market Fund Summary.........................................................................................	6
100% Treasury Money Market Fund Summary.......................................................................................	10
Details About the Funds
Government Money Market Fund.........................................................................................................	15
Treasury Plus Money Market Fund........................................................................................................	16
100% Treasury Money Market Fund......................................................................................................	17
Description of Principal Investment Risks..............................................................................................	18
Portfolio Holdings Information.............................................................................................................	19
Pricing Fund Shares..............................................................................................................................	19
Management of the Funds
The Manager.......................................................................................................................................	20
The Sub-Adviser..................................................................................................................................	21
Multi-Manager Arrangement................................................................................................................	21
Account Information
Share Class Eligibility............................................................................................................................	22
Compensation to Financial Professionals and Intermediaries...................................................................	22
Buy and Selling Fund Shares..................................................................................................................	23
Exchanging Fund Shares.......................................................................................................................	25
Frequent Purchases and Redemptions of Fund Shares............................................................................	26
Account Policies...................................................................................................................................	26
Distributions........................................................................................................................................	27
Other Information
Taxes..................................................................................................................................................	28
Financial Highlights..............................................................................................................................	29

Government Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.12%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255

2	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	3

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.57%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	7/28/2003	0.34%	1.01%	0.51%

4	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	5

Treasury Plus Money Market Fund Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.21%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$20
3 Years	$67
5 Years	$117
10 Years	$267

6	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
Highest Quarter: June 30, 2019	+0.56%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	8/11/1995	0.33%	0.99%	0.50%

8	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	9

100% Treasury Money Market Fund Summary
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.22%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.20% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$20
3 Years	$69
5 Years	$122
10 Years	$278

10	Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Government Money Market Funds	11

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
Highest Quarter: June 30, 2019	+0.56%
Lowest Quarter: March 31, 2015	+0.00%
Year-to-date total return as of March 31, 2021 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2020[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class	10/31/2014	0.36%	0.98%	0.49%
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

12	Government Money Market Funds

Fund Management

Manager	Sub-Adviser
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated
Purchase and Sale of Fund Shares
Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $10 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Government Money Market Funds	13

About Wells Fargo Government Money Market Funds
All Wells Fargo Government Money Market Funds seek to provide current income, while preserving capital and liquidity by investing in a portfolio of money market instruments. A Fund may have additional investment objectives or restrictions.
Money market instruments are high quality, short-term investments that present minimal credit risk and may include securities such as U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. All Wells Fargo Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which provides that:

■	Each Fund will seek to maintain a net asset value of $1.00 per share.

■	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

■	The dollar-weighted average maturity of each Fund will be 60 days or less.

■	The dollar-weighted average life of each Fund will be 120 days or less.

■	Each Fund will invest only in U.S. dollar-denominated securities.

■	Each Fund will value its assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.

14	Government Money Market Funds

Details About the Funds

Government Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	15

Treasury Plus Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

16	Government Money Market Funds

100% Treasury Money Market Fund
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.

Government Money Market Funds	17

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.” The principal risks for each Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted.

18	Government Money Market Funds

Portfolio Holdings Information
A description of the Wells Fargo Funds’ policies and procedures with respect to disclosure of the Wells Fargo Funds’ portfolio holdings is available in the Fund’s Statement of Additional Information.
Pricing Fund Shares
A Fund’s NAV is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at wfam.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	8:00a.m., 9:00a.m, 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m. and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has established procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Government Money Market Funds	19

Management of the Funds

The Manager
Wells Fargo Funds Management, LLC (“Funds Management”), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management’s investment professionals review and analyze the Fund’s performance, including relative to peer funds, and monitor the Fund’s compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Fund’s operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Fund’s investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds, other than those services that are provided by the Fund’s transfer and dividend disbursing agent, custodian, and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund’s semi-annual report for the period ended July 31st.
For each Fund’s most recent fiscal year end, the management fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Government Money Market Fund	0.10%
Treasury Plus Money Market Fund	0.03%
100% Treasury Money Market Fund	0.09%

20	Government Money Market Funds

The Sub-Adviser
The following sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.
Wells Capital Management Incorporated (“Wells Capital Management”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.
Multi-Manager Arrangement
The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Government Money Market Funds	21

Account Information

Share Class Eligibility
Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. Unless otherwise noted below, the following investors may purchase Institutional Class shares without investing a minimum initial investment amount:

■	Employee benefit plan programs;

■	Broker-dealer managed account or wrap programs that charge an asset-based fee;

■	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■	Private bank and trust company managed account or wrap programs that charge an asset-based fee;

■	Internal Revenue Code Section 529 college savings plan accounts;

■	Fund of Funds including those advised by Funds Management;

■	Affiliated Funds using the Fund to invest cash;

■	Private Bank and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

■	Money market trading platforms;

■	Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $10 million in a Fund;

■	Individual investors who invest a minimum initial investment amount of $10 million directly with a Fund; and

■	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by

22	Government Money Market Funds

the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Funds website at wfam.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit wfam.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.	Visit wfam.com. Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail	Complete an account application and submit it according to the instructions on the application. Account applications are available online at wfam.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:

Regular Mail
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Overnight Only
Wells Fargo Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

■	The Fund name(s), share class(es) and account number(s);

Government Money Market Funds	23

■	The amount (in dollars or shares) and type (purchase or redemption) of the request;

■	If by mail, the signature of each registered owner as it appears in the account application;

■	For purchase requests, payment of the full amount of the purchase request (see “Payment” below); and

■	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds/Right to Delay Payment. For the 100% Treasury Money Market Fund, we can delay the payment of a redemption for up to seven days.  We may delay the payment of a redemption for longer than seven days under extraordinary circumstances.  For the Government Money Market Fund and Treasury Plus Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.
We normally send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Redemption payments may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for

24	Government Money Market Funds

longer than one day for Government Money Market Fund and Treasury Plus Money Market Fund, and for longer than seven days for the 100% Treasury Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in good order will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.
Redemption Orders. Wire redemptions will be processed and earn dividends as listed in the table below.

If a Request is Received in Good Order:	Proceeds Wired	Dividends
100% Treasury Money Market Fund
By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 1:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.
Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

■	In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

■	If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

■	Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

■	An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

■	You should carefully read the Prospectus for the Fund into which you wish to exchange.

■	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

■	If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

Government Money Market Funds	25

■	If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

■	Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Advance Notice of Large Transactions
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts.
We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

■	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations.
We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to

26	Government Money Market Funds

create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification.
We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.
Distributions
The Funds declare distributions of net investment income, if any, daily, and make such distributions, if any, monthly. The Funds generally make distributions of realized net capital gains, if any, annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.
Earning Distributions. Assuming the purchase amount is received by the Funds’ custodian no later than the close of the Fedwire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a Request is Received in Good Order:	Dividends Begin to Accrue:
100% Treasury Money Market Fund
By 1:00 p.m. (ET)	Same Business Day
After 1:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day

Government Money Market Funds	27

Other Information

Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any.
Distributions of ordinary income attributable to all sources, if any, generally will be taxable to you as ordinary income. Distributions of net investment income from the 100% Treasury Money Market Fund generally will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes.
Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

To the extent a distribution from a Fund is taxable, such distributions will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.

28	Government Money Market Funds

Financial Highlights
The following tables are intended to help you understand a Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Fund’s financial statements which have been audited by KPMG LLP, the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Government Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains(losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.22%	1.99%	1.79%	0.79%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.18% [2]	0.20%	0.20%	0.20%	0.17%
Net investment income	0.16%	1.97%	1.79%	0.79%	0.25%
Supplemental data
Net assets, end of period (000s omitted)	$42,883,663	$29,289,517	$26,000,569	$21,931,321	$23,242,417
1.	Amount is less than $0.005.
2.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.

Government Money Market Funds	29

Treasury Plus Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains(losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.21%	1.97%	1.78%	0.79%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.23%	0.23%
Net expenses	0.18%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.16%	1.95%	1.77%	0.81%	0.20%
Supplemental data
Net assets, end of period (000s omitted)	$15,879,274	$11,295,226	$12,466,864	$13,085,244	$11,489,674
1.	Amount is less than $0.005.
2	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
100% Treasury Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Institutional Class	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]	0.00 [1]
Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.24%	1.95%	1.77%	0.77%	0.17%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.24%	0.31%	0.40%	0.40%
Net expenses	0.18% [3]	0.20%	0.20%	0.20%	0.20%
Net investment income	0.17%	1.92%	1.79%	0.78%	0.18%
Supplemental data
Net assets, end of period (000s omitted)	$12,321,170	$7,564,485	$7,296,690	$4,700,731	$3,566,678
1.	Amount is less than $0.005.
2.	Amount is more than $(0.005).
3.	During the year ended January 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.

30	Government Money Market Funds

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969

By mail:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967

Online:
wfam.com

From the SEC:
Visit the SEC’s Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC’s Public Reference Room) or
the SEC’s website at sec.gov.

To obtain information for a fee, write or email:
SEC’s Public Reference Section
100 “F” Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2021 Wells Fargo & Company. All rights reserved.	061MMI2/P1204B ICA Reg. No. 811-09253

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, the following is added to the end of the section entitled “Management of the Fund”:

As previously announced on February 23, 2021, Wells Fargo & Company entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo, which includes, in addition to Funds Management, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds. In connection with the transaction, Wells Capital Management Incorporated is expected to convert from a California corporation to a Delaware limited liability company.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Board of Trustees approved new investment management agreements with Funds Management and new investment sub-advisory agreements with each of Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, as applicable, and approved submitting the agreements to the Funds’ shareholders for approval at a special meeting of shareholders expected to be held on July 15, 2021. Shareholders of record of the Funds at the close of business on May 28, 2021, are entitled to vote at the meeting.

May 21, 2021	IFIT051/P1004SP

WELLS FARGO FUNDS TRUST
PART B
WELLS FARGO MONEY MARKET FUNDS
STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information June 1, 2021
Money Market Funds

Fund	A	C	Administrator	Institutional	Premier	Select	Service	Sweep
Wells Fargo Government Money Market Fund	WFGXX	-	WGAXX	GVIXX	-	WFFXX	NWGXX	N/A
Wells Fargo Heritage Money Market Fund	-	-	SHMXX	SHIXX	-	WFJXX	WHTXX	-
Wells Fargo Money Market Fund	STGXX	N/A	-	-	WMPXX	-	WMOXX	-
Wells Fargo Municipal Cash Management Money Market Fund	-	-	WUCXX	EMMXX	-	-	EISXX	-
Wells Fargo National Tax-Free Money Market Fund	NWMXX	-	WNTXX	-	WFNXX	-	MMIXX	-
Wells Fargo Treasury Plus Money Market Fund	PIVXX	-	WTPXX	PISXX	-	WTLXX	PRVXX	-
Wells Fargo 100% Treasury Money Market Fund	WFTXX	-	WTRXX	WOTXX	-	-	NWTXX	-

Wells Fargo Funds Trust (the “Trust”) is an open-end, management investment company. This Statement of Additional Information (“SAI”) contains additional information about the above referenced series of the Trust in the Wells Fargo family of funds - (each, a “Fund” and collectively, the “Funds”).
This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses (each a “Prospectus” and collectively the “Prospectuses”) dated June 1, 2021. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended January 31, 2021, are hereby incorporated by reference to the Funds’  Annual Reports dated as of January 31, 2021. The Prospectuses, Annual Reports and Semi-Annual Reports may be obtained free of charge by visiting wfam.com, calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 219967, Kansas City, MO 64121-9967.
MMFS/FASAI08 6-21

HISTORICAL FUND INFORMATION
The Trust was organized as a Delaware statutory trust on March 10, 1999. On March 25, 1999, the Board of Trustees of Norwest Advantage Funds (“Norwest”), the Board of Directors of Stagecoach Funds, Inc. (“Stagecoach”) and the Board of Trustees of the Trust (the “Board”), approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the “Reorganization”). Prior to November 5, 1999, the effective date of the Reorganization, the Trust had only nominal assets.
On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II (collectively, “Montgomery”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.
On February 3, 2004, the Board, and on February 18, 2004, the Board of Trustees of The Advisors’ Inner Circle Fund (“AIC Trust”), approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.
In August and September 2004, the Boards of Directors of the Strong family of funds (“Strong”) and the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.
On December 30, 2009, the Board of Trustees of Evergreen Funds (“Evergreen”), and on January 11, 2010, the Board, approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust. The effective date of the reorganization was July 12, 2010 for certain Evergreen Funds, and July 19, 2010 for the remainder of the Evergreen Funds.
On December 15, 2015, the Wells Fargo Advantage Funds changed its name to the Wells Fargo Funds.
The Government Money Market Fund commenced operations on November 8, 1999 as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.
The Heritage Money Market Fund commenced operations on April 11, 2005, as successor to the Strong Heritage Money Market Fund. The predecessor Strong Heritage Money Market Fund commenced operations on June 29, 1995.
The Money Market Fund commenced operations on November 8, 1999 as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.
The Municipal Cash Management Money Market Fund commenced operations on July 12, 2010, as successor to the Evergreen Institutional Municipal Money Market Fund. The predecessor fund commenced operations on November 20, 1996.
The National Tax-Free Money Market Fund commenced operations on November 8, 1999 as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.
The Treasury Plus Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach

2	Wells Fargo - Money Market Funds

and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.
The 100% Treasury Money Market Fund commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.
FUND INVESTMENT POLICIES AND RISKS
Fundamental Investment Policies
Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the Investment Company Act of 1940, as amended (the “1940 Act”) of the outstanding voting securities of each Fund.
The Funds may not:
(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of nongovernment issuers), (iv) investments in repurchase agreements; provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the “SEC”)) or its staff); and provided further that each of the Municipal Cash Management Money Market Fund and National Tax-Free Money Market Fund (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;
(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;
(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;
(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;
(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;
(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting;
(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

Wells Fargo - Money Market Funds	3

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;
(9) with respect to the Municipal Cash Management Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (“AMT”);
(10) with respect to the National Tax-Free Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax (including federal AMT).
Non-Fundamental Investment Policies
Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund’s shareholders.
(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
(2) Each Fund may not invest or hold more than 5% of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.
(3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.
(4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund’s investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.
(5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).
(6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(7) Each Fund that is subject to Rule 35d-1 (the “Names Rule”) under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:
Shareholders will receive at least 60 days notice of any change to a Fund’s non-fundamental policy complying with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered. The investment

4	Wells Fargo - Money Market Funds

policy of the Municipal Cash Management Money Market Fund and the National Tax-Free Money Market Fund concerning “80% of the Fund’s net assets” may only be changed with shareholder approval.
Further Explanation of Investment Policies
Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Funds to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.
Permitted Investment Activities and Certain Associated Risks
Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. Not all of the Funds participate in all of the investment activities described below. In addition, with respect to any particular Fund, to the extent that an investment activity is described in such Fund’s Prospectus as being part of its principal investment strategy, the information provided below regarding such investment activity is intended to supplement, but not supersede, the information contained in the Prospectus, and the Fund may engage in such investment activity in accordance with the limitations set forth in the Prospectus. To the extent an investment activity is described in this SAI that is not referenced in the Prospectus, a Fund under normal circumstances will not engage in such investment activity with more than 15% of its assets unless otherwise specified below. Unless otherwise noted or required by applicable law, the percentage limitations included in this SAI apply at the time of purchase of a security.
For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.
The Funds invest exclusively in money market instruments, which are high quality, short-term investments that provide short-term funds to businesses, financial institutions and governments. Common money market instruments include U.S. Government obligations, bank obligations, corporate bonds, commercial paper, municipal securities, asset- and mortgage-backed securities, and repurchase agreements. Please note that not all securities that fall within the categories of permitted investment activities set forth below qualify as money market instruments, and the Funds are not permitted to purchase such securities unless they so qualify. In the event a money market security held by a Fund ceases to be an “Eligible Security” (as defined in Rule 2a-7 under the 1940 Act) or no longer presents minimal credit risks, immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.
DEBT SECURITIES
Debt securities include bonds, corporate debt securities and similar instruments, issued by various U.S. and non-U.S. public- or private-sector entities. The issuer of a debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the debt security’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate debt securities will tend to fall when interest rates rise, and rise when interest rates fall. The values of “floating-rate” or “variable-rate” debt securities, on the other hand, fluctuate much less in response to market interest-rate movements than the value of fixed-rate debt securities. Debt securities may be senior or subordinated obligations. Senior obligations, including certain bonds and corporate debt securities, generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated debt. Debt securities may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).
Debt securities are interest-bearing investments that promise a stable stream of income; however, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Longer-term securities are affected to a greater extent by changes in interest rates

Wells Fargo - Money Market Funds	5

than shorter-term securities. The values of debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Investing in debt securities is subject to certain risks including, among others, credit and interest rate risk, as more fully described in this section.
A Fund may purchase instruments that are not rated if, as determined by the Fund’s sub-adviser, such obligations present minimal credit risk.
Certain of the debt obligations a Fund may purchase (including certificates of participation, commercial paper and other short-term obligations) may be backed by a letter of credit from a bank or insurance company. A letter of credit guarantees that payment to a lender will be received on time and for the correct amount, and is typically unconditional and irrevocable. In the event that the indebted party is unable to make payment on the debt obligation, the bank or insurance company will be required to cover the full or remaining amount of the debt obligation.
Corporate debt securities are long and short term fixed-income securities typically issued by businesses to finance their operations. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. The rate of interest on a corporate debt security may be fixed, floating, or variable, and could vary directly or inversely with respect to a reference rate. An issuer may have the right to redeem or “call” a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral). Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles.
LIBOR Transition. The Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Inter-bank Offered Rate (“LIBOR”), Euro Interbank Offered Rate (“EURIBOR”) and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund’s investments, performance or financial condition. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.
In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates and how the calculation of associated spreads (if any) should be adjusted. Additionally, prior to 2021, it is expected that industry trade associations and participants will focus on the transition mechanisms by which the Reference Rates and spreads (if any) in existing contracts or instruments may be amended, whether through market-wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Funds. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate, or any other changes or reforms to the determination or supervision of Reference Rates, could have an adverse impact on the market for, or value of any, securities or payments linked to those Reference Rates and other financial obligations held by a Fund, or on its overall financial condition or results of operations. In addition, any substitute Reference Rate, and any pricing adjustments imposed by a regulator or by counterparties or otherwise, may adversely affect a Fund’s performance and/or net asset value.
Negative Interest Rates. Certain countries have recently experienced negative interest rates on deposits and debt instruments have traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero

6	Wells Fargo - Money Market Funds

percent) intended to help create self-sustaining growth in the local economy. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the U.S. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.
Adjustable Rate Obligations. Adjustable rate obligations include demand notes, medium term notes, bonds, commercial paper, and certificates of participation in such instruments. The interest rate on adjustable rate obligations may be floating or variable. For certain adjustable-rate obligations, the rate rises and declines based on the movement of a reference index of interest rates and is adjusted periodically according to a specified formula. Adjustable-rate securities generally are less sensitive to interest rate changes, but may lose value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, adjustable-rate securities generally will not increase in value if interest rates decline. When a Fund holds adjustable-rate securities, a reduction in market or reference interest rates will reduce the income received from such securities.
Adjustable-rate obligations include floating- and variable-rate obligations. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals, while the interest rate on floating-rate obligations is adjusted when the rate on the underlying index changes. These obligations typically have long-stated maturities and may have a conditional or unconditional demand feature that permits the holder to demand payment of principal at any time or at specified intervals. Variable-rate demand notes also include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The borrower may have a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. For more information, refer to “Variable Amount Master Demand Notes.”
Some adjustable rate obligations may be secured by letters of credit or other credit support arrangements provided by banks. Such credit support arrangements often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements (“SBPAs”). A SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that fail to be remarketed. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider’s obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may fail to perform its obligations.
A Fund may be unable to timely dispose of a variable rate obligation if the issuer defaults and the letter of credit or liquidity facility provider fails to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.
In the case of adjustable-rate securities that are not subject to a demand feature, a Fund is reliant on the secondary market for liquidity. In addition, there generally is no established secondary market for master

Wells Fargo - Money Market Funds	7

demand notes because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest in accordance with the terms of the obligations. The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.
Adjustable-rate obligations may or may not be rated by nationally recognized statistical ratings organizations (e.g., Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Group (“S&P”), or Fitch Investors Service, Inc. (“Fitch”)). Adjustable-rate obligations are subject to credit and other risks generally associated with debt securities.
Asset-Backed Securities. Asset-backed securities are securities that are secured or “backed” by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivable of a certain type of asset class sells such underlying assets to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively “passed through” to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, credit card loans, student loans, automobile loans or leases, and timeshares, although other types of receivables or assets also may be used as underlying assets.
While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, especially during periods of high or rising interest rates, causing an extension in the duration of the asset-backed securities. The impact of any prepayments made on the underlying assets may be difficult to predict and may result in greater volatility.
Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.
Asset-backed securities carry additional risks including, but not limited to, the possibility that: i) the creditworthiness of the credit support provider may deteriorate; and ii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.
Bank Obligations. Bank obligations include certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the customer to pay the face amount of the

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instrument upon maturity. Other short-term obligations may include uninsured, direct obligations of the banking institution bearing fixed, floating or variable interest rates.
The activities of U.S. banks and most foreign banks are subject to comprehensive regulations. New legislation or regulations, or changes in interpretation and enforcement of existing laws or regulations, may affect the manner of operations and profitability of domestic banks. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of domestic banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.
Banks may be particularly susceptible to certain economic factors, such as interest rate changes or adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Further, the traditional banking industry is experiencing increased competition from alternative types of financial institutions.
Commercial Paper. Commercial paper is a short-term, promissory note issued by a bank, corporation or other borrower to finance short-term credit needs. Commercial paper is typically unsecured but it may be supported by letters of credit, surety bonds or other forms of collateral. Commercial paper may be sold at par or on a discount basis and typically has a maturity from 1 to 270 days. Like bonds, and other fixed-income securities, commercial paper prices are susceptible to fluctuations in interest rates. As interest rates rise, commercial paper prices typically will decline and vice versa. The short-term nature of a commercial paper investment, however, makes it less susceptible to such volatility than many other securities. Variable amount master demand notes are a type of commercial paper. They are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.
Dollar Roll Transactions. Dollar roll transactions are transactions wherein a Fund sells fixed-income securities and simultaneously makes a commitment to purchase similar, but not identical, securities at a later date from the same party and at a predetermined price. Mortgage-backed security dollar rolls and U.S. Treasury dollar rolls are types of dollar rolls. Like a forward commitment, during the roll period, no payment is made by a Fund for the securities purchased, and no interest or principal payments on the securities purchased accrue to the Fund, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Dollar roll transactions may result in higher transaction costs for a Fund.
Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund’s use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.
Floating- and Variable-Rate Obligations
Floating- and variable-rate obligations include obligations such as demand notes, bonds and preferred shares. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest

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fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Such features often include unconditional and irrevocable letters of credit that are issued by a third party, usually a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are designed to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying variable-rate demand obligation should default. Some variable rate obligations feature other credit enhancements, such as standby bond purchase agreements (“SBPAs”). An SBPA can feature a liquidity facility that is designed to provide funding for the purchase price of variable rate obligations that are unable to be successfully remarketed for resale. The liquidity facility provider is obligated solely to advance funds for the purchase of tendered variable rate bonds that fail to be remarketed and does not guarantee the repayment of principal or interest. The liquidity facility provider’s obligations under the SBPA are subject to conditions, including the continued creditworthiness of the underlying borrower or issuer, and the facility may terminate upon the occurrence of certain events of default or at the expiration of its term. In addition, a liquidity facility provider may fail to perform its obligations. A Fund may be unable to timely dispose of a variable rate obligation if the underlying issuer defaults and the letter of credit or liquidity facility provider fails to perform its obligations or the facility otherwise terminates and a successor letter of credit or liquidity provider is not immediately obtained. The potential adverse impact to a Fund resulting from the inability of a letter of credit or liquidity facility provider to meet its obligations could be magnified to the extent the provider also furnishes credit support for other variable-rate obligations held by the Fund.
There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the sub-adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The sub-adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund’s portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities. The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.
Foreign Obligations and Securities. Investments in foreign obligations and securities include high-quality, short-term (thirteen months or less) debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

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Recent Events in European Countries. On June 23, 2016, the United Kingdom (“UK”) voted via referendum to leave the European Union, a measure commonly referred to as “Brexit.” On March 29, 2017, the UK formally notified the European Council of its intention to withdraw from the EU within two years after providing such notice, leading to an official date for Brexit of March 29, 2019. However, on March 29, 2019, the Parliament of the UK voted down a formal plan whereby the UK would withdraw from the EU without any agreements in place regarding future dealings between the governments of both parties, as well as their respective businesses. The EU has since granted the UK an extension to allow it to remain a member of the EU through October 31, 2019, subject to certain conditions (including the UK’s participation in European parliamentary elections in May 2019), to provide the UK additional time to further negotiate such agreements with the EU. If such conditions are not met, the UK will be forced to leave the EU on June 1, 2019, with no agreements in place. Negotiations are ongoing and subject to further developments.
Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the UK and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the UK and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets for some time. This uncertainty may have an adverse effect on the global economy and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the UK, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the UK’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the UK or the EU.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, either during a transitional period or more permanently, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund’s investments. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could result in losses to the Fund, as there may be negative effects on the value and liquidity of the Fund’s investments and/or the Fund’s ability to enter into certain transactions.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, a Fund (other than a money market Fund) may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that such a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain over-the-counter derivative instruments, and securities and other financial instruments that are not readily marketable, unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Funds (other than the money market Funds) have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of the Funds Management to administer the liquidity risk management program and related procedures. The money market Funds may invest up to 5% of its net assets in illiquid investments. The 15% and 5% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit (5% for the money market Funds), for example as a result of market developments or redemptions.
Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Trust’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

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Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.
Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct transactions in those securities.
Mortgage-Related Securities. Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as such as other fixed-income securities.
Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
Municipal Bonds. Municipal bonds are debt obligations of a governmental entity issued to obtain funds for various public purposes that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are typically, but not always, supported by the municipality’s general taxing authority, while revenue bonds are supported by the revenues from one or more particular project, facility, class of facilities, or activity. The revenue bond classification encompasses industrial revenue bonds (“IRBs”) (formerly known as industrial development bonds). IRBs are organized by a government entity but the proceeds are directed to a private, for-profit business. IRBs are backed by the credit and security of the private, for-profit business. IRBs are typically used to support a specific project, such as to build or acquire factories or other heavy equipment and tools. With an IRB, the sponsoring government entity holds title to the underlying collateral until the bonds are paid in full. In certain circumstances, this may provide a federal tax exempt status to the bonds, and many times a property tax exemption on the collateral. With an IRB, the sponsoring government entity is not responsible for bond

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repayment and the bonds do not affect the government’s credit rating. Under the Internal Revenue Code, certain revenue bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.
Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Funds’ current yield. To the extent that securities held by the Funds are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by a nationally recognized statistical ratings organization (e.g., Moody’s, S&P, or Fitch ), the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Funds’ shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. The Funds also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.
The risks associated with municipal bonds vary. Local and national market forces—such as declines in real estate prices and general business activity—may result in decreasing tax bases, fluctuations in interest rates, and increasing construction costs, all of which could reduce the ability of certain issuers of municipal bonds to repay their obligations. Certain issuers of municipal bonds have also been unable to obtain additional financing through, or must pay higher interest rates on, new issues, which may reduce revenues available for issuers of municipal bonds to pay existing obligations.
Because of the large number of different issuers of municipal bonds, the variance in size of bonds issued, and the range of maturities within the issues, most municipal bonds do not trade on a daily basis, and many trade only rarely. Because of this, the spread between the bid and offer may be wider, and the time needed to purchase or sell a particular bond may be longer than for other securities.
Municipal securities are typically issued together with an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that a Fund acquired the municipal security. Subsequent to a Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income, or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.
Changes or proposed changes in state or federal tax laws could impact the value of municipal debt securities that a Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio. Such a failure could also result in additional taxable income to a Fund and/or shareholders.
Municipal Leases. Municipal leases are obligations in privately arranged loans to state or local government borrowers and may take the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer). They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. Municipal leases and participations therein frequently involve special risks.

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Municipal leases may be subject to greater risks than general obligation or revenue bonds. In most cases, municipal leases are not backed by the taxing authority of the issuers and may have limited marketability. Certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer fails to meet its obligation. Municipal leases may also be subject to “abatement risk.” The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee’s use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee’s maintenance of reserve monies for lease payments. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.
Taxable Municipal Obligations. Certain municipal obligations may be subject to federal income tax for a variety of reasons. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemptions. For example, a taxable municipal obligation would not qualify for the federal income exemption where (a) the governmental entity did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) the governmental entity exceeds certain regulatory limitations on the cost of issuance for tax-exempt financing, or (c) the governmental entity finances public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan. Generally, payments on taxable municipal obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or whether the debt obligations can be backed by the government’s taxing power. Due to federal taxation, taxable municipal obligations typically offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations.
U.S. Territories, Commonwealths and Possessions Obligations. A Fund may invest in municipal securities issued by certain territories, commonwealths and possessions of the United States, including but not limited to, Puerto Rico, Guam, and the U.S. Virgin Islands, that pay interest that is exempt from federal income tax and state personal income tax. The value of these securities may be highly sensitive to events affecting the fiscal stability of the issuers. These issuers may face significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled, such as social conflict or unrest, labor disruption and natural disasters. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of a Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of the securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to the issuers. The value of a Fund’s shares will be negatively impacted to the extent it invests in such securities. Further, there may be a limited market for certain of these municipal securities, and the Fund could face illiquidity risks.
Municipal securities issued by Puerto Rico and its agencies and instrumentalities have been subject to multiple credit downgrades as a result of Puerto Rico’s ongoing fiscal challenges and uncertainty about its ability to make full repayment on these obligations. The majority of Puerto Rico’s debt is issued by the major public agencies that are responsible for many of the island’s public functions, such as water, wastewater, highways, electricity, education and public construction. Certain risks specific to Puerto Rico concern state taxes, e-commerce spending, and underfunded pension liabilities. Any debt restructuring could reduce the principal amount due, the interest rate, the maturity and other terms of Puerto Rico municipal securities, which could adversely affect the value of such securities.
Municipal Notes. Municipal notes generally are used to provide short-term operating or capital needs and typically have maturities of one year or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. The values of outstanding

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municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). The category includes, but is not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes, revenue anticipation warrants, and tax and revenue anticipation notes.
Repurchase Agreements. Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund’s disposition of the security may be delayed or limited.
A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 5% of the market value of such Fund’s net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.
Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.
Sovereign Debt Obligations. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies, including those of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. The debt obligations of a foreign government or entity may not be supported by the full faith and credit of such foreign government. Sovereign debt of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may fail to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Prospects for repayment of principal and interest may depend on political and economic factors. A Fund may have limited or no legal recourse in the event of default with respect to sovereign debt obligations. Sovereign debt instruments and foreign debt securities share many of the same risks. For more information, refer to “Foreign Debt Securities.”
Unless otherwise stated in a Fund’s prospectus, countries are generally characterized by a Fund’s sub-adviser as “emerging market countries” by reference to a broad market index, by reference to the World Bank’s per capita income brackets or based on the sub-adviser’s qualitative judgments about a country’s level of economic and institutional development, and include markets commonly referred to as “frontier markets.” An emerging market is generally in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
The performance of sovereign debt instruments may be negatively affected by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in sovereign debt instruments denominated in non-U.S. currencies. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad.

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Global economies and financial markets have become increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Sovereign debt instruments may be impacted by economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations, war and terrorism). Any attempt by a Fund to hedge against or otherwise protect its portfolio, or to profit from such circumstances, may fail and, accordingly, an investment in a Fund could lose money over short or long periods. For example, the economies of many countries or regions in which a Fund may invest are highly dependent on trading with certain key trading partners. Reductions in spending on products and services by these key trading partners, the institution of tariffs or other trade barriers, or a slowdown in the economies of key trading partners may adversely affect the performance of securities in which a Fund may invest. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. The imposition of sanctions by the United States or another government on a country could cause disruptions to the country’s financial system and economy, which could negatively impact the value of securities, including sovereign debt instruments. The risks posed by sanctions may be heightened to the extent a Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Although it is not uncommon for governments to enter into trade agreements that would, among other things, reduce barriers among countries, increase competition among companies and reduce government subsidies, there are no assurances that such agreements will achieve their intended economic objectives. There is also a possibility that such trade arrangements: i) will not be implemented; ii) will be implemented, but not completed; iii) or will be completed, but then partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including appreciation or depreciation of currencies, a significant increase in exchange rate volatility, a resurgence in economic protectionism and an undermining of confidence in markets. Such developments could have an adverse impact on a Fund’s investments in the debt of countries participating in such trade agreements.
Further, investments in certain countries may subject a Fund to tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in, or uncertainties regarding the laws, regulations or procedures of a country could directly or indirectly reduce the after-tax profits of a Fund.
U.S. Government Obligations. U.S. Government obligations include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, the principal and interest payments of which are backed by the full faith and credit of the U.S. This category also includes other securities issued by U.S. Government agencies or U.S. Government sponsored entities, such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). U.S. Government Obligations issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Securities issued by FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its guarantees are not backed by the full faith and credit of the U.S. Government.
While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to risk. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk. From time to time, uncertainty regarding congressional action to increase the statutory debt ceiling could: i) increase the risk that the U.S. Government may default on payments on certain U.S. Government securities; ii) cause the credit rating of the U.S.

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Government to be downgraded or increase volatility in both stock and bond markets; iii) result in higher interest rates; iv) reduce prices of U.S. Treasury securities; and/or v) increase the costs of certain kinds of debt. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality of, the U.S. Government. In the past, U.S. sovereign credit has experienced downgrades, and there can be no guarantee that it will not be downgraded in the future. Further, if a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of the entity will be adversely impacted.
Under the direction of the Federal Housing Finance Agency (“FHFA”), FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and the Funds whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.
Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. For variable amount master demand notes that are not secured by letters of credit or other credit support arrangements, a Fund’s right to recover is dependent on the ability of the borrower to pay principal and interest on schedule or on demand. Variable amount master demand notes that are secured by collateral are subject to the risk that the collateral securing the notes will decline in value or have no value. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the note to be undercollateralized. Variable amount master demand notes are typically not rated by credit rating agencies, and a Fund may invest in notes that are not rated only if the sub-adviser determines, at the time of investment, the obligations are of comparable credit quality to the other obligations in which the Fund may invest.
OTHER PERMITTED INVESTMENT ACTIVITIES
Borrowing. Generally, under the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 1/3 of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Fund may borrow money for temporary or emergency purposes, including for short-term redemptions and liquidity needs. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if a Fund covers such leverage by maintaining a segregated account or otherwise. To help meet short-term redemptions and liquidity needs, the Funds are parties to a revolving credit agreement whereby a Fund is permitted to use bank borrowings for temporary or emergency purposes.
Funding Agreements. Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days’ notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.
Investment Companies. These securities include shares of other affiliated or unaffiliated open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (“ETFs”), UCITS funds (pooled

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investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities adopted by European Union member states) and business development companies. A Fund may invest in securities of other investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, the rules and regulations thereunder and any exemptive relief currently or in the future available to a Fund.
Except with respect to funds structured as funds-of-funds or so-called master/feeder funds or other funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as of the time at which a securities purchase is made: i) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund; ii) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; and iii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies.
Other investment companies in which a Fund invests can be expected to pay fees and other operating expenses, such as investment advisory and administration fees, that would be in addition to those paid by the Fund. Other investment companies may include ETFs, which are publicly-traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indices or companies in related industries (e.g., passive ETFs), and index funds. A passive ETF or index fund is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. Passive ETFs or index funds in which the Funds invest will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by passive ETFs or index funds may, from time to time, temporarily be unavailable, which may further impede a passive ETF’s or index fund’s ability to track their respective indices. An actively-managed ETF is an investment company that seeks to outperform the performance of an index.
ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and ETFs have limited redemption features. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times, and during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the ETF’s shares’ NAV may widen. In 2019, the SEC adopted a new rule and rule changes that are expected to change some of the ways that ETFs are currently offered and operate, and may affect the ability of a Fund to invest in an ETF.
In addition, a Fund may invest in the securities of closed-end investment companies. Because shares of closed-end investment companies trade on a stock exchange or in the OTC market, they may trade at a premium or discount to their net asset values, which may be substantial, and their potential lack of liquidity could result in greater volatility. In addition, closed-end investment companies may employ leverage, which also subjects the closed-end investment company to increased risks such as increased volatility. Moreover, closed-end investment companies incur their own fees and expenses.
Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. The SEC has adopted a new regulatory framework, including new Rule 12d1-4 under the 1940 Act, for fund-of-funds arrangements. While this new regulatory framework permits the Funds to enter into more types of fund-of-funds structures without an exemptive order, it also imposes several conditions, including: (i) limits on ownership and voting of acquired fund shares; (ii) evaluations and findings by investment advisers of funds in fund-of-funds arrangements; (iii) investment agreements between investment advisers of funds in fund-of-funds arrangements; and (iv) limits on complex fund-of-funds structures.

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When-Issued and Delayed-Delivery Transactions and Forward Commitments. Certain securities may be purchased or sold on a when-issued or delayed-delivery basis, and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.
Each Fund has a segregated account where it may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.
Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities. Zero-coupon, step-up coupon, and pay-in-kind securities are types of debt securities that do not make regular cash interest payments. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, high-yield securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, step-up coupon, and pay-in-kind securities.
Instead of making periodic interest payments, zero-coupon securities are sold at discounts from face value. The interest earned by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Step-up coupon bonds are debt securities that do not pay interest for a specified period of time and then, after the initial period, pay interest at a series of different rates. Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. To the extent these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

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Other Risks
Large Shareholder Risk To the extent a large number of shares of a Fund is held by a single shareholder or a small group of shareholders, the Fund is subject to the risk that redemption by those shareholders of all or a large portion of their shares will adversely affect the Fund’s performance by forcing the Fund to sell securities, potentially at disadvantageous prices, to raise the cash needed to satisfy such redemption requests. This risk may be heightened during periods of declining or illiquid markets, or to the extent that such large shareholders have short investment horizons or unpredictable cash flow needs. Such redemptions may also increase transaction costs and/or have adverse tax consequences for remaining shareholders.
Liquidation Risk. There can be no assurance that a Fund will grow to or maintain a viable size and, pursuant to the Declaration of Trust, the Board is authorized to close and/or liquidate a Fund at any time. In the event of the liquidation of a Fund, the expenses, timing and tax consequences of such liquidation may not be favorable to some or all of the Fund’s shareholders. In addition, pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the “Volcker Rule”), if the Manager and/or its affiliates own 25% or more of the outstanding shares of a Fund after the permitted seeding period following the Fund’s inception, the Fund will be subject to restrictions on trading that will adversely impact the Fund’s ability to execute its investment strategy. Should this occur, a Fund may be liquidated, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction and other costs and adverse tax consequences. In addition, other large shareholders controlling a significant portion of a Fund’s shares, such as other funds, institutional investors, financial intermediaries, individuals and other accounts, may elect to redeem a portion or all of their shares at any time, and the Fund may no longer be able to maintain a viable size after meeting the redemption request. In these circumstances, a Fund’s board may determine to liquidate the Fund or a particular class of the Fund. For a list of shareholders that own, of record and/or beneficially, 5% or more of the outstanding shares of a class or 25% or more of the outstanding shares of a Fund, please see the section entitled “Control Persons and Principal Fund Holders”.
Other factors and events that may lead to the liquidation of a Fund include changes in laws or regulations governing the Fund or affecting the type of assets in which the Fund invests, or economic developments or trends having a significant adverse impact on the business or operations of the Fund.
After a Fund liquidation is announced, such Fund may begin to experience greater redemption activity as the Fund approaches its liquidation date. As portfolio managers effect portfolio transactions to meet redemptions and prepare the Fund for liquidation, the Fund may not meet its investment objective and principal investment strategies. The Fund will incur transaction costs as a result of these portfolio transactions which will indirectly be borne by the Fund’s shareholders. The Fund may be required to make a distribution of income and capital gains realized, if any, from liquidating its portfolio. It is anticipated that any distribution would be paid to shareholders prior to liquidation. Shareholders of the Fund on the date of liquidation would receive a distribution of their account proceeds on the settlement date in complete redemption of their shares. In the event of a liquidation, please consult with a tax advisor to determine your specific tax consequences, if any.
Operational and Cybersecurity Risks. Fund operations, including business, financial, accounting, data processing systems or other operating systems and facilities may be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly or partially beyond our control. For example, there could be electrical or telecommunications outages; degradation or loss of internet or web services; natural disasters, such as earthquakes, tornados and hurricanes; disease pandemics; or events arising from local or larger scale political or social events, as well as terrorist acts.
The Funds are also subject to the risk of potential cyber incidents, which may include, but are not limited to, the harming of or unauthorized access to digital systems (for example, through “hacking” or infection by computer viruses or other malicious software code), denial-of-service attacks on websites, and the inadvertent or intentional release of confidential or proprietary information. Cyber incidents may, among other things, harm Fund operations, result in financial losses to a Fund and its shareholders, cause the release of confidential or highly restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due

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to a cyber incident include trading, the processing of shareholder transactions, and the calculation of a Fund’s net asset value.
Issues affecting operating systems and facilities through cyber incidents, any of the scenarios described above, or other factors, may harm the Funds by affecting a Fund’s manager, sub-adviser(s), or other service providers, or issuers of securities in which a Fund invests. Although the Funds have business continuity plans and other safeguards in place, including what the Funds believe to be robust information security procedures and controls, there is no guarantee that these measures will prevent cyber incidents or prevent or ameliorate the effects of significant and widespread disruption to our physical infrastructure or operating systems. Furthermore, the Funds cannot directly control the security or other measures taken by unaffiliated service providers or the issuers of securities in which the Funds invest. Such risks at issuers of securities in which the Funds invest could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.
COVID-19/Coronavirus. A recent outbreak of respiratory disease caused by a novel coronavirus was detected in Wuhan City, Hubei Province, China and has since spread globally. The disease, coronavirus disease 2019 (abbreviated as “COVID-19”), and concern about its spread has resulted in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. The impacts of COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, particular regions, or the entire global economy, individual companies and investment products, and the market in general. The full extent of such impacts cannot necessarily be foreseen at the present time. The impacts maybe short term or may last for an extended period of time, and may exacerbate other pre-existing political, social and economic risks in certain countries. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets. The value of a Fund and the securities in which a Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

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TRUSTEES AND OFFICERS
The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Management of the Funds.”
General
The following table provides basic information about the Trustees and those Officers of the Trust who perform policy-making functions. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo family of funds which consists of, as of January 31, 2021, 144 series comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex” or the “Trusts”). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 75.
Information for Trustees, all of whom are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer	Current Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES
William R. Ebsworth (Born 1957)	Trustee, since 2015

Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.

N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018

Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.

N/A

22	Wells Fargo - Money Market Funds

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer	Current Other Public Company or Investment Company Directorships
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019

Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).

CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

N/A
David F. Larcker (Born 1950)	Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018

President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A

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Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer	Current Other Public Company or Investment Company Directorships
James G. Polisson (Born 1959)	Trustee, since 2018

Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.

N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019

Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.

N/A
1.	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer
OFFICERS
Andrew Owen (Born 1960)	President, since 2017

Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019

Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018-2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019

Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010.  Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1.	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
The Trust’s Declaration of Trust, as amended and restated from time to time (the “Declaration of Trust”), does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter and the Statement of Governance Principles of the Nominating and Governance Committee also do not set forth any specific qualifications, but do set forth certain factors that the Nominating and Governance Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. All of the current Trustees are Independent Trustees. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Wells Fargo Funds Management, LLC (“Funds Management” or the “Manager”), sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service, professional and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), other registered investment companies, public companies, and/or non-profit entities or other organizations. Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences. The specific experience, qualifications, attributes and/or skills that led to the conclusion that a Trustee should serve as a Trustee of the Trusts in the Fund Complex are as set forth below.
William R. Ebsworth. Mr. Ebsworth has served as a Trustee of the Trusts in the Fund Complex since January 1, 2015. He also served as a Trustee of Asset Allocation Trust from 2015 to 2018. From 1984 to 2013, he was employed as an equities analyst, portfolio manager and research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc., where he led a team of investment professionals managing client assets. Prior thereto, he was a Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand

Wells Fargo - Money Market Funds	25

International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder.
Jane A. Freeman. Ms. Freeman has served as a Trustee of the Trusts in the Fund Complex since January 1, 2015. She also served as a Trustee of Asset Allocation Trust from 2015 to 2018. From 2012 to 2014 and 1999 to 2008, Ms. Freeman served as the Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to joining Scientific Learning, Ms. Freeman was employed as a portfolio manager at Rockefeller & Co. and Scudder, Stevens & Clark. She served as a board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. She also served as a board member of the Russell Exchange Traded Funds Trust from 2011 to 2012, and as chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and as Chair of the Audit Committee since 2019 and was an Advisory Board Member from 2008 to 2009. He also served as a Trustee of Asset Allocation Trust from 2010 to 2018. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He served as a director of Deluxe Corporation from 2003 to 2011. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee from 2009 to 2018. She has also served as a trustee and chair of the audit committee of Asset Allocation Trust from 2010 to 2018. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert, as such term is defined in the applicable rules of the SEC.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He also served as a Trustee of Asset Allocation Trust from 2010 to 2018. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus) of Stanford University. He is also the Morgan Stanley Director of the Center for Leadership Development and Research and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006 and as chair of the Nominating and Governance Committee since 2018. She also served as a Trustee of Asset Allocation Trust from 2010 to 2018. Ms. Mitchell is the International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania, where she is also Professor of Insurance/Risk Management and Business Economics/Policy. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance, risk management and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both at the University of Pennsylvania. She has taught on, and served as a consultant on economics, insurance, and risk management, served as Department Chair, advised numerous governmental entities, and written numerous articles and books on topics including retirement systems, private and social insurance, and health and retirement policy.
Timothy J. Penny. Mr. Penny has served as a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996, and Chairman of the Board of Trustees since 2018. He also served as a Trustee of Asset Allocation Trust from 2010 to 2018. He has been President and Chief Executive Officer of Southern Minnesota Initiative Foundation since 2007. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota’s First Congressional District.

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James G. Polisson. Mr. Polisson has served as a Trustee of the Trusts in the Fund Complex since 2018 and was an Advisory Board member in 2017. Mr. Polisson has extensive experience in the financial services industry, including over 15 years in the ETF industry. From 2015 to July 31, 2017, Mr. Polisson was the Chief Marketing Officer of Source (ETF) UK Services, Ltd., one of the largest providers of exchange-traded products in Europe. From 2012 to 2015, Mr. Polisson was Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing firm. Prior to 2012, Mr. Polisson was Chief Executive Officer and Managing Director of Russell Investments’ global ETF business from 2010 to 2012. He was also a member of the Board of Trustees of Russell Exchange Traded Funds Trust, where he served as Chairman, President and Chief Executive Officer, from 2011 to 2012. Mr. Polisson also served as Chief Marketing Officer for Barclays Global Investors from 2000 to 2010, where he led global marketing for the iShares ETF business.
Pamela Wheelock. Ms. Wheelock has served as a Trustee of the Trusts in the Fund Complex since January 2020 and previously from January 2018 until July 2019 and was an Advisory Board member in 2017. Ms. Wheelock has been a Board member of the Destination Medical Center Economic Development Agency in Rochester, Minnesota since 2019. She was Interim President of the McKnight Foundation from January to September 2020. She served as the acting Commissioner of the Minnesota Department of Human Services from July 2019 through September 2019 and as the Human Services Manager (part-time) of the Minnesota Department of Human Services from October 2019 through December 2019. Ms. Wheelock has more than 25 years of leadership experience in the private, public and nonprofit sectors. Ms. Wheelock was the Chief Operating Officer of Twin Cities Habitat for Humanity from 2017 through 2019. Prior to joining Habitat for Humanity in 2017, Ms. Wheelock was on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) and the Vice President of University Services at the University of Minnesota from 2012, where she served as chief operations officer of the University. She also served as Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Vice President of the Bush Foundation from 2009 to 2011, and Executive Vice President and Chief Financial Officer of Minnesota Sports and Entertainment from 2004 to 2009. Ms. Wheelock served as the Executive Budget Officer and Finance Commissioner for the State of Minnesota from 1999 to 2002.
Board of Trustees - Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Declaration of Trust. The Board is currently composed of nine members, each of whom is an Independent Trustee. The Board currently conducts regular in-person meetings five times a year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with respect to governance-related matters with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Timothy Penny serves as chairman of the Board. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to help coordinate timely responses to Trustee inquiries relating to board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Nominating and Governance Committee, an Audit Committee, a Valuation Committee and a Dividend Committee to assist the Board in the oversight and direction of the business and

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affairs of the Trust, and from time to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, liquidity and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent approach to risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board’s general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects and that it is necessary for the Funds to bear certain risks (such as investment-related risks) to pursue their goals. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, sub-advisers, the Chief Compliance Officer of the Funds, the Chief Risk Officer of Funds Management, the independent registered public accounting firm for the Funds, and internal compliance auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board, with the assistance of its investment teams, also reviews investment policies and risks in connection with its review of the Funds’ performance, and considers information regarding the oversight of liquidity risks from Funds Management’s investment personnel. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and regularly reports to the Board regarding compliance matters for the Funds and their principal service providers. Funds Management has appointed a Chief Risk Officer to enhance the framework around the assessment, management, measurement and monitoring of risk indicators and other risk matters concerning the Funds and develop periodic reporting of risk management matters to the Board. In addition, as part of the Board’s periodic review of the Funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers and employees of Funds Management, has approved and periodically reviews written valuation policies and procedures applicable to valuing Fund portfolio investments, and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
Committees.
As noted above, the Board has established a standing Nominating and Governance Committee, a standing Audit Committee, a standing Valuation Committee and a standing Dividend Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. The Nominating and Governance Committee and Audit Committee operate pursuant to charters approved by the Board. The Valuation Committee’s responsibilities are set forth in Valuation Procedures approved by the Board, and the Dividend Committee’s responsibilities were set forth by the Board when it established the Committee. Each Independent Trustee is a member of the Trust’s Nominating and Governance Committee, Audit Committee and Valuation Committee. The Dividend Committee is comprised of three Independent Trustees.
(1) Nominating and Governance Committee. Except with respect to any trustee nomination made by an eligible shareholder or shareholder group as permitted by applicable law and applicable provisions of the Declaration of

28	Wells Fargo - Money Market Funds

Trust and any By-Laws of a Trust, the Committee shall make all nominations for membership on the Board of Trustees of each Trust. The Committee shall evaluate each candidate’s qualifications for Board membership and his or her independence from the Funds’ manager, sub-adviser(s) and principal underwriter(s) and, as it deems appropriate, other principal service providers. Olivia Mitchell serves as the chairman of the Nominating and Governance Committee.
The Nominating and Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in Appendix A to the Trusts’ Nominating and Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f ) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Nominating and Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Nominating and Governance Committee has full discretion to reject candidates recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board. In the event of any conflict or inconsistency with respect to the requirements applicable to a Shareholder Recommendation as between those established in the procedures and those in the By-Laws of a Closed-End Fund, the requirements of the By-Laws of such Closed-End Fund shall control.
The Nominating and Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an “advisory board,” as such term is defined in Section 2(a)(1) of the 1940 Act.
(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies, including their internal controls over financial reporting; oversees the quality and objectivity of the Funds’ financial statements and the independent audit thereof; and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board and with appropriate officers of the Trust. Isaiah Harris, Jr. serves as the chairman of the Audit Committee.
(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any action regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of securities between regularly scheduled Board meetings in instances where that determination has not otherwise been delegated to the valuation team (“Management Valuation Team”) of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken during the previous quarter by the Valuation Committee or by the Management Valuation Team

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other than pursuant to Board-approved methodologies. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.
(4) Dividend Committee. The Board has delegated to the Dividend Committee the responsibility to review and approve certain dividend amount determinations made by a separate committee composed of representatives from Funds Management and certain sub-advisers (“Management Open-End Dividend Committee”). The Board has delegated to the Management Open-End Dividend Committee the authority to determine periodic dividend amounts subject to certain Board-approved parameters to be paid by each of the Core Plus Bond Fund, Diversified Income Builder Fund, Emerging Markets Equity Income Fund, Income Plus Fund, International Bond Fund, Managed Account CoreBuilder Shares - Series CP and Real Return Fund. Under certain circumstances, the Dividend Committee must review and consider for approval, as it deems appropriate, recommendations of the Management Open-End Dividend Committee.
The committees met the following number of times during the most recently completed fiscal year:

Committee Name	Committee Meetings During Last Fiscal Year
Nominating and Governance Committee	3
Audit Committee	8
Valuation Committee	3
Dividend Committee	0
Compensation. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust’s Officers are not compensated by the Trust for their services. Listed below is the compensation that was paid to each current Trustee by a Fund and the Fund Complex for the most recently completed fiscal period:

Trustee Compensation
Trustee	Compensation From Each Fund	Total Compensation from the Fund Complex[1]
William R. Ebsworth	$2,292	$330,000
Jane A. Freeman	$2,431	$350,000
Isaiah Harris, Jr.	$2,500	$360,000
Judith M. Johnson	$2,292	$330,000
David F. Larcker	$2,292	$330,000
Olivia S. Mitchell	$2,431	$350,000
Timothy J. Penny	$2,812	$405,000
James G. Polisson	$2,292	$330,000
Pamela Wheelock	$2,292	$330,000
1.	As of January 31, 2021, there were 144 series in the Fund Complex.
Beneficial Equity Ownership Information. The following table contains specific information about the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2020 in each Fund and the aggregate dollar range of equity securities in other Funds in the Fund Complex overseen by the Trustees, stated as one of the following ranges: A = $0; B = $1 - $10,000; C = 10,001 - $50,000; D = $50,001 - $100,000; and E = Over $100,000.

Fund	Ebsworth	Freeman	Harris	Johnson	Larcker	Mitchell	Penny	Polisson	Wheelock
Government Money Market Fund	A	A	A	A	A	A	A	A	A
Heritage Money Market Fund	A	A	A	A	A	A	A	A	A
Money Market Fund	A	C	A	A	A	E	A	A	A
Municipal Cash Management Money Market Fund	D	A	A	A	A	A	A	A	A
National Tax-Free Money Market Fund	A	A	A	A	A	A	A	A	A

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Fund	Ebsworth	Freeman	Harris	Johnson	Larcker	Mitchell	Penny	Polisson	Wheelock
Treasury Plus Money Market Fund	A	A	D	A	A	A	A	A	A
100% Treasury Money Market Fund	A	A	A	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Fund Complex[1]	E	E	E	E	E	E	E	E	E
1.	Includes Trustee ownership in shares of funds within the entire Wells Fargo Fund Complex (consisting of 144 funds).
Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2020, none of the Independent Trustees and/or their immediate family members owned securities of the manager, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the manager, any sub-advisers, or the distributor.
MANAGER AND OTHER SERVICE PROVIDERS
Manager and Class-Level Administrator
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the manager and class-level administrator for the Funds. Funds Management provides advisory and Fund-level administrative services to the Funds under an investment management agreement (the “Management Agreement”) and provides class-level administrative services to the Funds under a class-level administration agreement (the “Class-Level Administration Agreement”). Under the Management Agreement, Funds Management is responsible for, among other services, (i) implementing the investment objectives and strategies of the Funds, (ii) supervising the applicable Sub-Adviser(s), (iii) providing Fund-level administrative services in connection with the Funds’ operations, (iv) developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions, and (v) providing any other Fund-level administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds’ transfer and dividend disbursing agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services.
Under the Class-Level Administration Agreement, Funds Management is responsible for, among other services, (i) coordinating, supervising and paying the applicable transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, (ii) coordinating the preparation and filing of registration statements, notices, shareholder reports and other information materials, including prospectuses, proxies and other shareholder communications for a class, (iii) receiving and tabulating class-specific shareholder votes, (iv) reviewing bills submitted to a Fund and, upon determining that a bill is appropriate, allocating amounts to the appropriate classes thereof and instructing the Funds’ custodian to pay such bills, and (v) assembling and disseminating information concerning class performance, expenses, distributions and administration. Funds Management has agreed to pay all of the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives pursuant to the Class-Level Administration Agreement.
As compensation for its services under the Management Agreement, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund’s average daily net assets:

Fund	Fee
Heritage Money Market Fund Government Money Market Fund Municipal Cash Management Money Market Fund National Tax-Free Money Market Fund Treasury Plus Money Market Fund 100% Treasury Money Market Fund	First $5B Next $5B Next $5B Next $85B Over $100B	0.150% 0.140% 0.130% 0.125% 0.120%
Money Market Fund	First $5B Next $5B Over $10B	0.20% 0.19% 0.18%

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Management Fees Paid. The amounts shown below reflect fees paid to and waived by Funds Management under the Management Agreement for the past three fiscal years or periods.

Management Fees Paid
Fund/Fiscal Year or Period	Management Fees Paid	Management Fees Waived
January 31, 2021
Government Money Market Fund	$129,984,032	$44,860,588
Heritage Money Market Fund	$11,725,964	$3,227,530
Money Market Fund	$1,669,036	$7,248,655
Municipal Cash Management Money Market Fund	$6,447	$341,960
National Tax-Free Money Market Fund	$1,024,214	$589,889
Treasury Plus Money Market Fund	$30,680,655	$0
100% Treasury Money Market Fund	$17,438,084	$8,747,136
January 31, 2020
Government Money Market Fund	$107,010,542	$0
Heritage Money Market Fund	$11,448,050	$1,886,633
Money Market Fund	$1,472,992	$1,353,745
Municipal Cash Management Money Market Fund	$128,422	$300,977
National Tax-Free Money Market Fund	$832,994	$569,024
Treasury Plus Money Market Fund	$21,798,504	$0
100% Treasury Money Market Fund	$19,493,460	$0
January 31, 2019
Government Money Market Fund	$96,045,984	$0
Heritage Money Market Fund	$9,130,503	$2,121,311
Money Market Fund	$661,777	$741,579
Municipal Cash Management Money Market Fund	$90,660	$285,516
National Tax-Free Money Market Fund	$839,284	$402,783
Treasury Plus Money Market Fund	$20,811,510	$0
100% Treasury Money Market Fund	$20,200,814	$4,086,562
For providing class-level administrative services to the Funds pursuant to the Class-Level Administration Agreement, including paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of the total net assets of each Class:

Class-Level Administrator Fee
Share Class	% of Total Net Assets
Class A	0.22%
Class C	0.22%
Administrator Class	0.10%
Institutional Class	0.08%
Premier Class	0.08%
Select Class	0.04%
Service Class	0.12%
Sweep Class	0.03%
Administrative Service Fees Paid. The amounts shown below reflect fees paid to and waived by Funds Management under the Class-Level Administration Agreement for the past three fiscal years or periods.

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Administrative Service Fees Paid
Fund/Fiscal Year or Period	Administrative Service Fees Paid	Administrative Service Fees Waived
January 31, 2021
Government Money Market Fund	$64,271,322	$9,810,713
Heritage Money Market Fund	$2,162,356	$2,668,682
Money Market Fund	$3,662,962	$576,985
Municipal Cash Management Money Market Fund	$171,018	$22,146
National Tax-Free Money Market Fund	$678,480	$377,124
Treasury Plus Money Market Fund	$5,538,111	$13,638,602
100% Treasury Money Market Fund	$9,882,860	$7,555,557
January 31, 2020
Government Money Market Fund	$25,437,298	$21,990,684
Heritage Money Market Fund	$1,292,242	$3,143,450
Money Market Fund	$1,291,568	$522,117
Municipal Cash Management Money Market Fund	$227,746	$9,257
National Tax-Free Money Market Fund	$804,097	$130,655
Treasury Plus Money Market Fund	$10,419,022	$4,136,050
100% Treasury Money Market Fund	$7,034,573	$4,731,295
January 31, 2019
Government Money Market Fund	$21,600,033	$20,465,841
Heritage Money Market Fund	$1,202,094	$2,535,368
Money Market Fund	$1,033,406	$101,176
Municipal Cash Management Money Market Fund	$199,811	$9,727
National Tax-Free Money Market Fund	$645,545	$226,711
Treasury Plus Money Market Fund	$10,476,914	$3,929,839
100% Treasury Money Market Fund	$2,223,962	$7,660,694
General. Each Fund’s Management Agreement will continue in effect provided the continuance is approved annually (i) by the holders of a majority of the respective Fund’s outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined under the 1940 Act) of any such party. The Management Agreement may be terminated at any time by vote of the Board or by vote of a majority of a Fund’s outstanding voting securities, or by Funds Management on 60 days’ written notice. It will terminate automatically if assigned.
For each Fund, the Class-Level Administration Agreement will continue in effect provided the continuance is approved annually by the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of any party to the Class-Level Administration Agreement. The Class-Level Administration Agreement may be terminated on 60 days’ written notice by either party.
Conflicts of Interest. Wells Fargo & Company is a diversified financial services company providing banking, insurance, investment, mortgage and consumer financial services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.
For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of such investments, which may cause competition for limited positions. Also, various clients and proprietary accounts of Funds Management and its affiliates may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or

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underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.
Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as manager and, for most Wells Fargo Funds, sub-adviser, as well as class-level administrator and principal underwriter.
These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate such conflicts of interest.
Fund Expenses. From time to time, service providers to a Fund, including Funds Management and/or its affiliates, may contractually agree to waive fees from a Fund in whole or in part. In addition, such service providers may voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Funds’ service providers may discontinue or modify these voluntary actions at any time without notice. Any such contractual or voluntary waiver will reduce expenses and, accordingly, have a favorable impact on a Fund’s performance. Such contractual and voluntary waivers may differ depending on share class.
Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of the Independent Trustees; investment management, shareholder services and class-level administrative fees; payments pursuant to any 12b-1 Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a 12b-1 Plan), shareholders’ reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders’ meetings; expenses relating to the issuance, registration and qualification of a Fund’s shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against the Fund’s assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.
Sub-Advisers
Funds Management has engaged Wells Capital Management Incorporated (“Wells Capital Management”) and Wells Capital Management Singapore (“Wells Capital Singapore”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”), each an affiliate of Funds Management, to serve as sub-advisers to the Funds, as indicated in the table below. Subject to the direction of the Board and the overall supervision and control of Funds Management and the Trust, each Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds’ assets. Each Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. Each Sub-Adviser also furnishes such additional reports and information as Funds Management and the Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Singapore.
As compensation for their sub-advisory services to the Funds, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate as shown in the table below, based on each Fund’s average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

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As compensation for their sub-advisory services to the Funds, Wells Capital Singapore is entitled to receive a monthly fee equal to an annual rate as shown in the table below, based on each Fund’s average daily net assets. These fees are paid by Wells Capital Management.

Fund	Sub-Adviser	Fee

Heritage Money Market Fund
Government Money Market Fund
Money Market Fund
Municipal Cash Management Money Market Fund
National Tax-Free Money Market Fund
Treasury Plus Money Market Fund
100% Treasury Money Market Fund

	Wells Capital Management	First $1B Next $2B Next $3B Over $6B	0.050% 0.030% 0.020% 0.010%
Heritage Money Market Fund Money Market Fund	Wells Capital Singapore	First $1B Next $2B Next $3B Over $6B	0.0025% 0.0015% 0.0010% 0.0005%
Distributor and Shareholder Servicing Agent
Wells Fargo Funds Distributor, LLC (the “Distributor”), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Wells Fargo Funds.
Each Fund has adopted a distribution plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act (the “Rule”) for the classes of shares listed in the table below. The 12b-1 Plan was adopted by the Board, including a majority of the Trustees who were not “interested persons” (as defined under the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the “Non-Interested Trustees”).
Under the 12b-1 Plan and pursuant to the related Distribution Agreement, each applicable class pays the Distributor, on a monthly basis, an annual fee up to the amount indicated in the table. The Distributor may retain any portion of the total distribution fee to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses. The Distributor’s distribution-related revenues from the 12b-1 Plan may be more or less than distribution-related expenses incurred during the period.

Fund	Class C	Sweep Class
Government Money Market Fund	N/A	0.10%
Heritage Money Market Fund	N/A	N/A
Money Market Fund	0.75%	N/A
Municipal Cash Management Money Market Fund	N/A	N/A
National Tax-Free Money Market Fund	N/A	N/A
Treasury Plus Money Market Fund	N/A	N/A
100% Treasury Money Market Fund	N/A	N/A
For the fiscal year ended January 31, 2021, the Funds paid the Distributor the following fees for distribution-related services.

Distribution Fees
Fund	Total Distribution Fee Paid by Fund	Compensation Paid to Distributor	Compensation to Broker/Dealers
Government Money Market Fund
Sweep	$64	$64	$0
Money Market Fund
Class C	$31,665	$10,141	$21,524
100% Treasury Money Market Fund
Sweep	$2,204,284	$1,536,331	$667,953

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General. The 12b-1 Plan and Distribution Agreement will continue in effect from year to year if such continuance is approved at least annually by vote of a majority of both the Trustees and the Non-Interested Trustees. The Distribution Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, on not less than 60 days’ written notice, by the Trust’s Board, by a vote of a majority of the outstanding voting securities of the Fund or by the Distributor.  The 12b-1 Plan may not be amended to increase materially the amounts payable thereunder by the relevant class of a Fund without approval by a vote of a majority of the outstanding voting securities of such class, and no material amendment to the 12b-1 Plan shall be made unless approved by vote of a majority of both the Trustees and Non-Interested Trustees. The 12b-1 Plan provides that, if and to the extent any shareholder servicing payments are deemed to be payments for the financing of any activity primarily intended to result in the sale of Fund shares, such payments are deemed to have been approved under the 12b-1 Plan.
Servicing Agent
Each Fund has adopted a Shareholder Servicing Plan (the “Servicing Plan”) for its Class A, Class C, Service Class, Sweep Class and Administrator Class shares, as applicable, and has entered into a related Shareholder Servicing Agreement with the Distributor and Funds Management. Under this agreement, the Distributor and Funds Management are authorized to provide or engage third parties to provide, pursuant to an Administrative and Shareholder Services Agreement, shareholder support services. For providing these services, the Distributor, Funds Management and third parties are entitled to an annual fee from the applicable class of the Fund of up to 0.10% of the average daily net assets of the Administrator Class shares, and up to 0.25% of the average daily net assets of the Class A, Class C, Service Class and Sweep Class shares, of the average daily net assets of such class owned of record or beneficially by their customers.
General. The Servicing Plan will continue in effect from year to year if such continuance is approved by vote of a majority vote of both the Trustees and the Non-Interested Trustees. No material amendment to the Servicing Plan may be made except by such a vote.
Underwriting Commissions
The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.
For the fiscal periods listed below, the aggregate amounts of underwriting commissions paid to and retained by the Distributor are as follows:

Underwriting Commissions Paid
Fund/Fiscal Year or Period	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
January 31, 2021	$0	$0
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Money Market Fund	$2,260	$2,260
Municipal Cash Management Money Market Fund	$0	$0
National Tax-Free Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0
January 31, 2020
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Money Market Fund	$0	$0
Municipal Cash Management Money Market Fund	$0	$0
National Tax-Free Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0

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Underwriting Commissions Paid
Fund/Fiscal Year or Period	Aggregate Total Underwriting Commissions	Underwriting Commissions Retained
100% Treasury Money Market Fund	$0	$0
January 31, 2019
Government Money Market Fund	$0	$0
Heritage Money Market Fund	$0	$0
Money Market Fund	$964	$964
Municipal Cash Management Money Market Fund	$0	$0
National Tax-Free Money Market Fund	$0	$0
Treasury Plus Money Market Fund	$0	$0
100% Treasury Money Market Fund	$0	$0
Custodian and Fund Accountant
State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub-custodians as the Fund’s global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.
Transfer and Distribution Disbursing Agent
DST Asset Manager Solutions, Inc. (“DST”), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Wells Fargo Funds. For providing such services, DST is entitled to receive fees from the Administrator.
Independent Registered Public Accounting Firm
KPMG LLP (“KPMG”) has been selected as the independent registered public accounting firm for the Funds. KPMG provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG’s address is Two Financial Center, 60 South Street, Boston, MA 02111.
Code of Ethics
The Fund Complex, Funds Management, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by “access persons” as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding personal securities transactions. The codes of ethics for the Fund Complex, Funds Management, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.
Proxy Voting Policies and Procedures
The Trusts have adopted policies and procedures for the Funds (“Fund Proxy Voting Procedures”) that are used to determine how to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Fund Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of a Fund (or an affiliated person of such affiliated person) may have with the issuer of the security and with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership activism, the

Wells Fargo - Money Market Funds	37

Funds support sound corporate governance practices within companies in which they invest. The Board of the Trusts has delegated the responsibility for voting proxies relating to the Funds’ portfolio securities to Funds Management. Funds Management utilizes the Wells Fargo Asset Management Proxy Voting Policies and Procedures, included below, to ensure that proxies relating to the Funds’ portfolio securities are voted in shareholders’ best interests.
Wells Fargo Asset Management Proxy Voting Policies and Procedures
Wells Fargo Asset Management (“WFAM”) Stewardship
As fiduciaries, we are committed to effective stewardship of the assets we manage on behalf of our clients. To us, good stewardship reflects responsible, active ownership and includes both engaging with investee companies and voting proxies in a manner that we believe will maximize the long-term value of our investments.
Scope of Policies and Procedures
In conjunction with the WFAM Engagement Policy, these Proxy Voting Policies and Procedures (“Policies and Procedures”) sets out how WFAM complies with applicable regulatory requirements in respect of how we exercise voting rights when we invest in shares traded on a regulated market on behalf of a client.
With respect to client accounts of Funds Management, this includes, among others, Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund, Wells Fargo Utilities and High Income Fund (the “Trusts”). It also includes Wells Fargo (Lux) Worldwide Fund and Worldwide Alternative Fund SICAV-SIF, both domiciled in Luxembourg (the “Luxembourg Funds”). Aside from the investment funds managed by Funds Management, WFAM also offers medium term note programs, managed for issuers of such notes domiciled in Luxembourg. Hereafter, all series of the Trusts, and all such Trusts not having separate series, and all sub-funds of the Luxembourg Fund, as well as the MTN issuers, are referred to as the “Investment Products”. In addition, these Policies and Procedures are used to determine how to vote proxies for the assets managed on behalf of WFAM’s other clients. Not all clients delegate proxy-voting authority to WFAM. WFAM will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under applicable law (e.g., securities that are held in an investment advisory account for which WFAM exercises no investment discretion are not voted by WFAM).
Luxembourg Products
WFAML has delegated the portfolio management of the Luxembourg Funds it manages to WFAM and the responsibility for exercising voting rights in conjunction with such delegation; as such, these Policies and Procedures shall apply to the portfolio management of the Fund. The respective portfolio management may also delegate the responsibility for exercising voting rights to the Proxy Voting Vendor, with the prior consent of WFAML. Responsibility for exercising voting rights has also been delegated to WFAM with respect to the Worldwide Alternative Fund SICAV-SIF and to the MTN issuers.
Voting Philosophy
WFAM has adopted these Policies and Procedures to ensure that proxies are voted in the best interests of clients and Investment Product investors, without regard to any relationship that any affiliated person of WFAM or the Investment Product (or an affiliated person of such affiliated person) may have with the issuer. WFAM exercises its voting responsibility as a fiduciary with the goal of maximizing value to clients consistent with governing laws and the investment policies of each client. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership activism, WFAM supports sound corporate governance practices at companies in which client assets are invested. WFAM has established an appropriate strategy determining when and how the voting rights related to the instruments held in portfolios managed are exercised, so that these rights are exclusively reserved to the relevant Investment Product and its investors.
Proxy Administrator
The proxy voting process is administered by WellsCap’s Operations Department (“Proxy Administrator”), who

38	Wells Fargo - Money Market Funds

reports to WFAM’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Policies and Procedures, including regular operational reviews, typically conducted on a weekly basis. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner, including review of scheduled vendor reports. The Proxy Administrator in conjunction with the WFAM Proxy Governance Committee reviews the continuing appropriateness of the Policies and Procedures set forth herein, and recommends revisions as necessary.
Third Party Proxy Voting Vendor
WFAM has retained a third-party proxy voting service, Institutional Shareholder Services Inc. (“ISS”), to assist in the implementation of certain proxy voting-related functions including: 1.) Providing research on proxy matters 2.) Providing technology to facilitate the sharing of research and discussions related to proxy votes 3.) Vote proxies in accordance with WFAM’s guidelines 4.) Handle administrative and reporting items 5.) Maintain records of proxy statements received in connection with proxy votes and provide copies/analyses upon request. Except in instances where clients have retained voting authority, WFAM retains the responsibility for proxy voting decisions.
Proxy Committee
WFAM Proxy Governance Committee
The WFAM Proxy Governance Committee shall be responsible for overseeing the proxy voting process to ensure its implementation in conformance with these Policies and Procedures. The WFAM Proxy Governance Committee shall coordinate with WFAM Compliance to monitor ISS, the proxy voting agent currently retained by WFAM, to determine that ISS is accurately applying the Policies and Procedures as set forth herein and operates as an independent proxy voting agent. WFAM’s ISS Vendor Oversight process includes an assessment of ISS’ Policy and Procedures (“P&P”), including conflict controls and monitoring, receipt and review of routine performance-related reporting by ISS to WFAM and periodic onsite due diligence meetings. Due diligence meetings typically include: meetings with key staff, P&P related presentations and discussions, technology-related demonstrations and assessments, and some sample testing, if appropriate. The WFAM Proxy Governance Committee shall review the continuing appropriateness of the Policies and Procedures set forth herein. The WFAM Proxy Governance Committee may delegate certain powers and responsibilities to proxy voting working groups. The WFAM Proxy Governance Committee reviews and, in accordance with these Policies and Procedures, votes on issues that have been escalated from proxy voting working groups. Members of the WFAM Proxy Governance Committee also oversee the implementation of WFAM Proxy Governance Committee recommendations for the respective functional areas in WFAM that they represent.
Proxy Voting Due Diligence Working Group
Among other delegated matters, the proxy voting Due Diligence Working Group (‘DDWG’) in accordance with these Policies and Procedures, reviews and votes on routine proxy proposals that it considers under these Policies and Procedures in a timely manner. If necessary, the DDWG escalates issues to the WFAM Proxy Governance Committee that are determined to be material by the DDWG or otherwise in accordance with these Policies and Procedures. The DDWG coordinates with Wells Fargo Asset Management Investment Analytics and Compliance teams to review the performance and independence of ISS in exercising its proxy voting responsibilities.
Meetings; Committee Actions
The WFAM Proxy Governance Committee shall convene or act through written consent, including through the use of electronic systems of record, of a majority of WFAM Proxy Governance Committee members as needed and when discretionary voting determinations need to be considered. Any working group of the WFAM Proxy Governance Committee shall have the authority on matters delegated to it to act by vote or written consent, including through the use of electronic systems of record, of a majority of the working group members available at that time. The WFAM Proxy Governance Committee shall also meet quarterly to review the Policies and Procedures.
Membership
Members are selected based on subject matter expertise for the specific deliverables the committee is required

Wells Fargo - Money Market Funds	39

to complete. The voting members of the WFAM Proxy Governance Committee are identified in the WFAM Proxy Charter. Changes to the membership of the WFAM Proxy Governance Committee will be made only with approval of the WFAM Proxy Governance Committee. Upon departure from Wells Fargo Asset Management, a member’s position on the WFAM Proxy Governance Committee will automatically terminate.
Voting Procedures
Unless otherwise required by applicable law, proxies will be voted in accordance with the following steps and in the following order of consideration:

1. First, any voting items related to WFAM “Top-of-House” voting principles (as described below under the heading “WFAM Proxy Voting Principles/Guidelines”) will generally be voted in accordance with a custom voting policy with ISS (“Custom Policy”) designed to implement the WFAM’s Top-of-House voting principles.

2. Second, any voting items for meetings deemed of “high importance” (e.g., proxy contests, mergers and acquisitions, capitalization proposals and anti-takeover proposals) where ISS opposes management recommendations will be referred to the Portfolio Management teams for recommendation or the DDWG (or escalated to the WFAM Proxy Governance -Committee) for case-by-case review and vote determination.

3. Third, with respect to any voting items where ISS Sustainability Voting Guidelines provide a different recommendation than ISS Standard Voting Guidelines, the following steps are taken:

a. The WFAM Investment Analytics team evaluates the matter for materiality and any other relevant considerations.
b. If the Investment Analytics team recommends further review, the voting item is then referred to the Portfolio Management teams for recommendation or the DDWG (or escalated to the WFAM Proxy Governance Committee) for case-by-case review and vote determination.
c. If the Investment Analytics team does not recommend further review, the matter is voted in accordance with ISS Standard Voting Guidelines.

4. Fourth, any remaining proposals are voted in accordance with ISS Standard Voting Guidelines.

Commitment to the Principles of Responsible Investment
As a signatory to the Principles for Responsible Investment, WFAM has integrated certain environmental, social, and governance factors into its investment processes, which includes the proxy process. As described under Voting Procedures above, WFAM considers ISS’s Sustainability Voting Guidelines as a point of reference in certain cases deemed to be material to a company’s long-term shareholder value.
Voting Discretion
In all cases, the WFAM Proxy Governance Committee (and any working group thereof) will exercise its voting discretion in accordance with the voting philosophy of these Policies and Procedures. In cases where a proxy item is forwarded by ISS to the WFAM Proxy Governance Committee or a working group thereof, the WFAM Proxy Governance Committee or its working group may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; (ii) input from the investment sub-adviser responsible for purchasing the security; and (iii) information provided by company management and shareholder groups.
Portfolio Manager and Sub-Adviser Input
The WFAM Proxy Governance Committee (and any working group thereof) may consult with portfolio management teams and Fund sub-advisers on specific proxy voting issues as it deems appropriate. In addition, portfolio management teams or Fund sub-advisers may proactively make recommendations to the WFAM Proxy Governance Committee regarding any proxy voting issue. In this regard, the process takes into consideration expressed views of portfolio management teams and Fund sub-advisers given their deep knowledge of investee companies. For any proxy vote, portfolio management teams and Investment Product advisers and sub-advisers may make a case to vote against the ISS or WFAM Proxy Governance Committee’s recommendation (which is described under Voting Procedures above). Any portfolio management team’s or Investment Product adviser’s or sub-adviser’s opinion should be documented in a brief write-up for consideration by the DDWG who will determine, or escalate to the WFAM Proxy Governance Committee, the final voting decision.

40	Wells Fargo - Money Market Funds

Consistent Voting
Proxies will be voted consistently on the same matter when securities of an issuer are held by multiple client accounts unless there are special circumstances such as, for example, proposals concerning corporate actions such as mergers, tender offers, and acquisitions or as reasonably necessary to implement specified proxy voting guidelines as established by a client (e.g. Taft Hartley ISS Guidelines or custom proxy guidelines).
Governance and Oversight
WFAM Top-of-House Proxy Voting Principles/Guidelines.
The following reflects WFAM’s Top-of-House Voting Principles in effect as of the date of these Policies and Procedures. WFAM has put in place a custom voting policy with ISS to implement these voting principles.
We believe that Boards of Directors of investee companies should have strong, independent leadership and should adopt structures and practices that enhance their effectiveness. We recognize that the optimal board size and governance structure can vary by company size, industry, region of operations, and circumstances specific to the company.

■	We generally vote for the election of Directors in uncontested elections. We reserve the right to vote on a case-by-case basis when directors fail to meet their duties as a board member, such as failing to act in the best economic interest of shareholders; failing to maintain independent audit, compensation, nominating committees; and failing to attend at least 75% of meetings, etc.

■	We generally vote for an independent board that has a majority of outside directors who are not affiliated with the top executives and have minimal or no business dealings with the company to avoid potential conflicts of interests.

■	Generally speaking, we believe Directors serving on an excessive number of boards could result in time constraints and an inability to fulfill their duties.

■	We generally support adopting a declassified board structure for public operating and holding companies. We reserve the right to vote on a case-by-case basis when companies have certain long-term business commitments.

■	We generally support annual election of directorsof public operating and holding companies. We reserve the right to vote on a case-by-case basis when companies have certain long-term business commitments.

■	We believe a well-composed board should embody multiple dimensions of diversity in order to bring personal and professional experiences to bear and create a constructive debate of competing perspectives and opinions in the boardroom. Diversity should consider factors such as gender, ethnicity, and age as well as professional factors such as area of expertise, industry experience and geographic location.

We believe it is the responsibility of the Board of Directors to create, enhance, and protect shareholder value and that companies should strive to maximize shareholder rights and representation.

■	We believe that companies should adopt a one-share, one-vote standard and avoid adopting share structures that create unequal voting rights among their shareholders. We will normally support proposals seeking to establish that shareholders are entitled to voting rights in proportion to their economic interests

■	We believe that directors of public operating and holding companies should be elected by a majority of the shares voted. We reserve the right to vote on a case-by-case basis when companies have certain long-term business commitments. This ensures that directors of public operating and holding companies who are not broadly supported by shareholders are not elected to serve as their representatives. We will normally support proposals seeking to introduce bylaws requiring a majority vote standard for director elections.

■	We believe a simple majority voting standard should be required to pass proposals. We will normally support proposals seeking to introduce bylaws requiring a simple majority vote.

■	We believe that shareholders who own a meaningful stake in the company and have owned such stake for a sufficient period of time should have, in the form of proxy access, the ability to nominate directors to appear on the management ballot at shareholder meetings. In general we support market-standardized proxy access proposals and we will analyze them based on various criteria such as threshold ownership levels, a minimum holding period, and the % and/or number of directors that are subject to nomination.

■	We believe that shareholders should have the right to call a special meeting and not wait for company management to schedule a meeting if there is sufficiently high shareholder support for doing so on issues of

Wells Fargo - Money Market Funds	41

substantial importance. In general we support the right to call a special meeting if there is balance between a reasonable threshold of shareholders and a hurdle high enough to also avoid the waste of corporate resources for narrowly supported interests. We will evaluate the issues of importance on the basis of serving all shareholders well and not structured for the benefit of a dominant shareholder over others.

Practical Limitations to Proxy Voting
While WFAM uses its reasonable best efforts to vote proxies, in certain circumstances, it may be impractical or impossible for WFAM to vote proxies (e.g., limited value or unjustifiable costs).
Securities on Loan
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, as it relates to portfolio holdings of the Investment Products, if the WFAM Proxy Governance Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (e.g., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Share Blocking
Proxy voting in certain countries requires ‘share blocking’. Shareholders wishing to vote their proxies must deposit their shares with a designated depositary before the date of the meeting. Consequently, the shares may not be sold in the period preceding the proxy vote. Absent compelling reasons, WFAM believes that the benefit derived from voting these shares is outweighed by the burden of limited trading. Therefore, if share blocking is required in certain markets, WFAM will not participate and refrain from voting proxies for those clients impacted by share blocking.
Conflicts of Interest
We always seek to place the interests of our clients first and to identify and manage any conflicts of interest, including those that arise from proxy voting or engagement. WFAM acts as a fiduciary with respect to its asset management activities and therefore we must act in the best interest of our clients and address conflicts that arise.
Conflicts of interest are identified and managed through a strict and objective application of our voting policy and procedures. WFAM may have a conflict of interest regarding a proxy to be voted upon if, for example, WFAM or its affiliates (such as a sub-adviser or principal underwriter) have other relationships with the issuer of the proxy. This type of conflict is generally mitigated by the information barriers between WFAM and its affiliates and our commitment as a fiduciary to independent judgement. However, when the WFAM Proxy Governance Committee becomes aware of a conflict of interest (that gets uncovered through the WFAM Proxy Voting Policy and Procedures), it takes additional steps to mitigate the conflict, by using any of the following methods:

1. Instructing ISS to vote in accordance with its recommendation;

2. Disclosing the conflict to the relevant Board and obtaining its consent before voting;

3. Submitting the matter to the relevant Board to exercise its authority to vote on such matter;

4. Engaging an independent fiduciary who will direct the vote on such matter,

5. Consulting with Legal and Compliance and, if necessary, outside legal counsel for guidance on resolving the conflict of interest,

6. Voting in proportion to other shareholders (“mirror voting”) following consultation with the Board of the Funds if the conflict pertains to a matter involving a portfolio holding of the Funds; or

7. Voting in other ways that are consistent with WFAM’s obligation to vote in the best interests of its clients.

Vendor Oversight
The WFAM Proxy Administrator monitors the ISS proxy process against specific criteria in order to identify potential issues relating to account reconciliation, unknown and rejected ballot reviews, upcoming proxy reviews, share reconciliation oversight, etc. With respect to ISS’s management of its potential conflicts of

42	Wells Fargo - Money Market Funds

interest with corporate issuers, ISS provides institutional clients such as WFAM with its “Policy and disclosure of Significant ISS Relationships” and tools to provide transparency of those relationships.
Other Provisions
Policy Review and Ad Hoc Meetings
The WFAM Proxy Governance Committee meets at least annually to review this Policy and consider any appropriate changes. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administrator, any member of the WFAM Proxy Governance Committee, or WFAM’s Chief Compliance Officer. The WFAM Proxy Governance Committee includes representation from Portfolio Management, Operations, Investment Analytics and, in a non-voting consultative capacity, Compliance.
Records Retention
The WFAM Proxy Administrator will maintain the following records relating to the implementation of the Policies and Procedures:

■	A copy of these proxy voting policies and procedures;

■	Proxy statements received for client securities (which will be satisfied by relying on ISS);

■	Records of votes cast on behalf of Investment Products and separate account clients (which ISS maintains on behalf of WFAM);

■	Records of each written client request for proxy voting records and WFAM’s written response to any client request (written or oral) for such records; and

■	Any documents prepared by WFAM or ISS that were material to making a proxy voting decision.

Such proxy voting books and records shall be maintained at an office of WFAM in an easily accessible place for a period of six years.
Compliance with Regional Regulations and Client Delegation Arrangements
U.S. Regulation
These Policies and Procedures have been written in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940. Proxy voting records for WFAM’s mutual funds are disclosed on Form N-PX annually, as required by Section 30 and Rule 30b1-4 of the Investment Company Act of 1940, to the Securities and Exchange Commission (“SEC”).
E.U. Regulation
These Policies and Procedures have been established, implemented and maintained, as they apply to WFAML and WFAMI Ltd, in accordance the EU Shareholder Rights Directive II (EU 2017/828) (“SRD II”). Specific to WFAML, the Policies and Procedures also comply with Article 23 of CSSF Regulation No. 10-4, and the CSSF Circular 18/698.
Disclosure of policies and procedures
A summary of the proxy voting policy and procedures are disclosed on WFAM’s website.
In addition, WFAM will disclose to its separate clients (i.e. proxy votes for assets managed on behalf of WFAM’s other clients as per a delegation arrangement) a summary description of its proxy voting policy and procedures via mail.
Disclosure of proxy voting results
WFAM will provide to clients proxy statements and any records as to how WFAM voted proxies on behalf of clients, quarterly or upon request. For assistance, clients may contact their relationship manager, call WFAM at 1-800-259-3305 or e-mail wellscapclientadmin@wellsfargo.com to request a record of proxies voted on their behalf.
WFAM will publish high-level proxy voting statistics in periodic reports. However, except as otherwise required by law, WFAM has a general policy of not disclosing to any issuer specific or third party how its separate account client proxies are voted.

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Policies and Procedures for Disclosure of Fund Portfolio Holdings
I. Scope of Policies and Procedures. The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”), Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust are referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created.
II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term “portfolio holdings” means the stock, bond and derivative positions held by a Fund and includes the cash investments held by the Fund.
Under no circumstances shall Wells Fargo Funds Management, LLC (“Funds Management”), Wells Fargo Asset Management (“WFAM”) or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio holdings or for any ongoing arrangements to make available information about a Fund’s portfolio holdings.
III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust (“Master Portfolios”) and Funds of Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.
A. Complete Holdings. The complete portfolio holdings for each Fund (except for Money Market Funds and Alternative Funds and Master Portfolios) shall be made publicly available monthly on the Funds’ website (www.wfam.com), on a one-month delayed basis. Money Market Fund portfolio holdings shall be made publicly available on the Funds’ website, on a 1-day delayed basis. In addition to the foregoing, each Money Market Fund shall post on its website such portfolio holdings and other information required by Rule 2a-7 under the Investment Company Act of 1940, as amended. The categories of information included on the website may differ slightly from what is included in the Funds’ financial statements.
B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for Money Market Funds, Alternative Funds and Master Portfolios) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.
C. Fund of Funds Structures.
1. The underlying funds held by a Fund that operates as a fund of funds and invests exclusively in multiple affiliated underlying funds or multiple unaffiliated underlying funds or in a combination of affiliated and unaffiliated underlying funds (“fund of funds”) shall be posted to the Funds’ website on a monthly, one-month delayed basis.
2. The individual holdings of the underlying master funds held by Funds that operate as a feeder fund in a master-feeder structure shall be posted to the Funds’ website on a monthly, one-month delayed basis.
3. A change to the underlying funds held by a fund of funds or changes in fund of funds’ target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the occurrence of the change.
D. Alternative Funds.
The following holdings disclosure policy applies to Alternative Funds:
1. Complete Holdings as of Fiscal Quarter Ends. As of each fiscal quarter end, each Alternative Fund’s complete portfolio holdings shall be made publicly available quarterly on the Funds’ website, on a one-month delayed basis.
2. Holdings as of Other Month Ends. As of each month end other than a month end that coincides with a fiscal quarter end, each Alternative Fund shall make publicly available monthly on the Funds’ website, on a one-month delayed basis, the following: (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the

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aggregate dollar value of each of the following: (a) equity securities of single issuers held short, and (b) any put options on equity securities held long.
3. Top Ten Holdings. Each Alternative Fund shall make publicly available on the Funds’ website on a monthly, seven-day or more delayed basis information about its top ten holdings information, provided that the following holdings shall be excluded: (i) derivative positions; and (ii) equity securities of single issuers held short.
E. Master Portfolios.
1. The complete portfolio holdings of Master Portfolios shall be posted to the Funds’ website on a semi-annual, one-month delayed basis.
Furthermore, each Fund shall file such forms and portfolio holdings information in filings made with the SEC in the manner specified on such forms and with such frequency as required by such forms and applicable SEC rules and regulations.
IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to select third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty or contractual obligation not to disclose or trade on the nonpublic information.
A. Wells Fargo Affiliates. Team members of Wells Fargo & Co. (“Wells Fargo”) and its affiliates who perform risk management functions and provide other services to the Fund(s), as well as the third-party service providers utilized by them to perform such functions and provide such services, shall have full daily access to the portfolio holdings of the Fund(s).
B. Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release to and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.
A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.
C. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.
D. Funds Management/Wells Fargo Funds Distributor, LLC (“Funds Distributor”).
1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to the fund accountant’s system.
2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used, among other things, to evaluate portfolio characteristics against available benchmarks.
3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among asset classes.
E. External Servicing Agents. Portfolio holdings may be disclosed to servicing agents in connection with the day-to-day operations and management of the funds. These recipients include, but are not limited to: a fund’s auditors; a fund’s custodians; a fund’s accountants; proxy voting service providers; class action processing service providers; pricing service vendors; prime brokers; securities lending agents; counsel to a fund or its independent Trustees; regulatory authorities; third parties that assist in the review, processing and/or analysis of Fund portfolio transactions, portfolio accounting and reconciliation, portfolio performance, trade order management, portfolio data analytics, electronic order matching and other analytical or operational systems

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and services in connection with supporting a fund’s operations; a fund’s insurers; financial printers; and providers of electronic systems providing access to materials for meetings of a fund’s board of Trustees.
F. Rating Agencies. Nationally Recognized Statistical Ratings Organizations may receive full Fund holdings for rating purposes.
G. Reorganizations. Entities hired as trading advisors that assist with the analysis and trading associated with transitioning portfolios may receive full portfolio holdings of both the target fund and the acquiring fund. In addition, the portfolio managers of the target fund and acquiring fund may receive full portfolio holdings of the acquiring fund and target fund, respectively, in order to assist with aligning the portfolios prior to the closing date of the reorganization.
H. Investment Company Institute. The Investment Company Institute may receive information about full money market Fund holdings concurrently at the time each money market Fund files with the SEC a report containing such information.
I. In-Kind Redemptions. In connection with satisfying in-kind redemption requests made to Funds, the redeeming shareholders and their advisers and service providers may receive full Fund holdings as reasonably necessary to operationally process such redemptions.
V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President, Chief Legal Officer and Chief Compliance Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.
VI. Commentaries. Funds Management and WFAM may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.
Certain of the information described above will be included in periodic fund commentaries (e.g., quarterly, monthly, etc.) and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the relevant period (e.g., calendar quarter, month, etc.). This information will be posted contemporaneously with their distribution on the Funds’ website.
No person shall receive any of the information described above if, in the sole judgment of Funds Management and WFAM, the information could be used in a manner that would be harmful to the Funds.
VII. Other Investment Products. Funds Management, WFAM and/or their affiliates manage other investment products, including investment companies, offshore funds, and separate accounts. Many of these other investment products have strategies that are the same or substantially similar to those of the Funds and thus may have the same or substantially similar portfolio holdings. The provision of the portfolio holdings of these other investment products is excluded from these procedures. Similarly, the provision of a model or reference portfolio to clients, investors and, in some cases, third-party sponsors, in connection with the management or other investment products is excluded from these procedures, even if the model or reference portfolio is the same as or substantially similar to that of a Fund, provided (1) the model or reference portfolio is not characterized or otherwise identified to the recipient, explicitly or implicitly, as being the portfolio of a Fund and (2) the degree of overlap with the Fund’s portfolio or with any portion thereof is not communicated, identified or confirmed to the recipient.

46	Wells Fargo - Money Market Funds

VIII. Board Approval. The Board shall review these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and will consider for approval any changes that they deem appropriate.
IX. Education Component. In order to promote strict compliance with these Procedures, Funds Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as sub-advisers, the fund accounting agent and the custodian), of the limited circumstances in which the Funds’ portfolio holdings may be disclosed in advance of the monthly disclosure on the Funds’ website and the ramifications, including possible dismissal, if disclosure is made in contravention of these Procedures.
BROKERAGE
The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds’ portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer’s risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.
Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund’s portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.
In placing orders for portfolio securities of the Fund, the Fund’s Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.
The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.
The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities,

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the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.
Brokerage Commissions. The Funds paid no brokerage commissions during the fiscal period ended January 31, 2021.
Securities of Regular Broker-Dealers. The Funds are required to identify any securities of their “regular brokers or dealers” (as defined under Rule 10b-1 of the 1940 Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of January 31, 2021, the Funds held no securities of their regular broker-dealers or of their parents.
DETERMINATION OF NET ASSET VALUE
We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund Class’ liabilities from its total assets. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds’ shares.
Determination of Net Asset Values of Stable NAV Money Market Funds
The following Funds seek to maintain a stable net asset value per share (“Stable NAV Fund”):

■	Wells Fargo Government Money Market Fund

■	Wells Fargo Money Market Fund

■	Wells Fargo National Tax-Free Money Market Fund

■	Wells Fargo Treasury Plus Money Market Fund

■	Wells Fargo 100% Treasury Money Market Fund

Each Stable NAV Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Stable NAV Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Stable NAV Fund’s portfolio on a particular day, a prospective investor in the Stable NAV Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Stable NAV Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.
Rule 2a-7 permits a Stable NAV Fund to value its assets on the basis of amortized cost only so long as the Board believes that this valuation method fairly reflects the market-based NAV per share. The Stable NAV Funds have adopted procedures that, among other things, enable each of the Stable NAV Funds to maintain a stable per share NAV for purposes of the sale and redemption of the Stable NAV Fund’s shares pursuant to Rule 2a-7 under the 1940 Act. Pursuant to Rule 2a-7, the Board is also required to establish procedures designed to stabilize, to the extent reasonably possible, a Stable NAV Fund’s price per share as computed for the purpose of sales and redemptions at $1.00 per share. The extent of any deviation from $1.00 per share will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be

48	Wells Fargo - Money Market Funds

initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Stable NAV Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Stable NAV Fund will do so.
Determination of Net Asset Values of Floating NAV Money Market Funds
The following Funds do not seek to maintain a stable net asset value per share and instead computes its NAV using market-based NAV, rounded to the fourth decimal place (“Floating NAV Fund”):

■	Wells Fargo Heritage Money Market Fund

■	Wells Fargo Municipal Cash Management Money Market Fund

The Board has established a Valuation Committee comprised exclusively of Trustees, and has delegated to it the authority to take any action regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including, but not limited to, determining the fair value of portfolio securities.
The NAV of each class of each Floating NAV Fund will be determined at specified times throughout the day on each day the Floating NAV Fund is open for business, unless the Board determines otherwise. The Valuation Committee shall have the authority to approve deviations from the designated NAV calculation time(s) to address unusual or unexpected circumstances on any given day.
A Floating NAV Fund’s assets will be valued at the bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that a closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Floating NAV Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect is current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Floating NAV Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.
The fair value of a Floating NAV Fund’s securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Board. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Floating NAV Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). However, the Funds may elect to remain open following an early close of the NYSE or to remain open on days when the Federal Reserve is open and the NYSE is closed, and on days when the NYSE is closed and the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. Likewise, the Funds may elect to close or close early  on days that SIFMA recommends that the securities markets close or close early. The NYSE is currently closed in observance of New Year’s Day, Martin Luther King Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a “Holiday”). When any Holiday falls on a weekend, the NYSE typically is closed on the

Wells Fargo - Money Market Funds	49

weekday immediately before or after such Holiday. The Federal Reserve is closed on all days listed above (except Good Friday), as well as Columbus Day and Veterans Day.
Payment for shares may, in the discretion of the Manager, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.
In lieu of making cash payments, the Fund reserves the right to determine in its sole discretion, including under stressed market conditions, to satisfy one or more redemption requests by making payments in securities. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
Online Purchases and Redemptions for Existing Wells Fargo Funds Account Holders. All shareholders with an existing Wells Fargo Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo family of funds that they already own and redeem existing shares online. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder’s address of record. Online account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wfam.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.
Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the 1940 Act, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day or for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.
Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf.
Minimum Initial Investment Waivers for Institutional, Premier, Service, and Administrator Class shares. Upon approval by Funds Management, the minimum initial investment amounts for Institutional, Service, Premier and Administrator Class shares of the Funds may be waived for purchases made under the following circumstances:

■	Former Strong money market fund shareholders who received shares of a Fund as a result of the reorganization of the Strong Funds into the Wells Fargo Funds and whose Wells Fargo money market fund account record remains active on the Fund’s transfer agency system. An account remains on the transfer agency system indefinitely if a balance is maintained or for a period of at least six months for zero-balance accounts.

Related shareholders or shareholder accounts of the same Fund may be aggregated in order to meet the minimum initial investment requirement for Institutional, Service, Premier, Administrator, and Select Class shares. The following are examples of relationships that may qualify for aggregation:

■	Related business entities, including; (i) Corporations and their subsidiaries; (ii) General and limited partners; and iii) Other business entities under common ownership or control.

■	Shareholder accounts that share a common tax-identification number.

50	Wells Fargo - Money Market Funds

■	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

Any of the minimum initial investment waivers listed above may be modified or discontinued at any time.
Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.
Additional investments will not be accepted in a Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into a Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.
Compensation to Financial Professionals and Intermediaries. Set forth below is a list of the member firms of FINRA to which the Manager, the Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2020 (“Additional Payments”). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title “Compensation to Financial Professionals and Intermediaries”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2020, are not reflected:

FINRA member firms

■	ADP Broker-Dealer, Inc.

■	Alight Financial Solutions, LLC

■	Ameriprise Financial Services, LLC

■	Broadridge Business Process Outsourcing, LLC

■	Charles Schwab & Co., Inc.

■	Citigroup Global Markets, Inc.

■	Edward Jones

■	Fidelity Brokerage Services LLC

■	Goldman, Sachs & Co. LLC

■	GWFS Equities, Inc.

■	Hightower Securities, LLC

■	Institutional Bond Network, LLC

■	Institutional Cash Distributors, LLC

■	Investacorp, Inc.

■	Janney Montgomery Scott LLC

■	J.P. Morgan Securities LLC

■	LPL Financial LLC

■	Merrill Lynch, Pierce, Fenner & Smith, Incorporated

■	Mid Atlantic Capital Corporation

■	Mid Atlantic Clearing & Settlement Corporation

■	Morgan Stanley

■	Nationwide Investment Services Corporation

■	OneAmerica Securities, Inc.

■	Oppenheimer & Co. Inc.

■	Pershing LLC

■	PNC Capital Markets LLC

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■	PNC Investments

■	Raymond James & Associates, Inc.

■	Raymond James Financial Services, Inc.

■	RBC Capital Markets, LLC

■	Robert W. Baird & Co. Incorporated

■	Security Distributors

■	State Street Global Markets, LLC

■	Stifel, Nicolaus & Company, Incorporated

■	TD Ameritrade, Inc.

■	Treasury Brokerage

■	UBS Financial Services Inc.

■	VALIC Financial Advisors, Inc.

■	Wells Fargo Clearing Services, LLC

■	Wells Fargo Securities, LLC

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.
Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Manager, the Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.
U.S. FEDERAL INCOME TAXES
The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning certain material U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder’s tax treatment may vary depending upon the shareholder’s particular situation. Except as specifically set forth below, this discussion applies only to U.S. individual shareholders holding Fund shares as capital assets within the meaning of Section 1221 of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a shareholder holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account or other qualified retirement account); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; a shareholder subject to the alternative minimum tax; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity. The summary discussion that follows may not be considered to be individual tax advice and may not be relied upon by any shareholder.
The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the material U.S. federal income tax considerations generally affecting investments in the Funds.
On December 22, 2017, new tax legislation was enacted which includes significant changes in tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on

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the deduction of interest and the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is recently enacted, and Treasury Regulations and additional guidance interpreting the legislation are continuing to be issued, there is still uncertainty in how the legislation will affect the Fund’s investments and shareholders and whether such legislation could have an adverse effect on a Fund’s investments or the taxation of the shareholders of a Fund. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.
Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code (together with (i) the “qualifying income requirement”). Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (together with (i), the “diversification requirement”). In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.
If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not

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be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.
Moreover, the Funds may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to tax on such unrealized gain recognized for a period of five years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting. Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization method used by a Fund, and, thus, a Fund’s use of this method may be subject to IRS scrutiny.
Capital Loss Carry-Forwards. For net capital losses realized in taxable years beginning before January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of a Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. If future capital

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gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.
If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. Various Funds in the Fund Complex have engaged in reorganizations in the past and/or may engage in reorganizations in the future.
As of a Fund’s most recent fiscal year end, the Fund had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes in the table set forth below, expiring in the year indicated (if applicable):

Post-January 1, 2011 Capital Loss Carry-Forwards
Fund	Short-Term	Long-Term
Heritage Money Market Fund	$3,466,779	-
Money Market Fund	$565,788	-
Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).
Investment through Master Portfolio. A Fund that invests its assets through one or more master portfolios will seek to continue to qualify as a RIC. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., “passed-through”) by its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.
Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

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If a Fund purchases a debt obligation with original issue discount (“OID”) (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes “payment-in-kind” or “PIK” bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)) and a Fund elects to include market discount in income as it accrues, the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make cash distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.
If a Fund invests in distressed debt obligations or obligations of issuers that later become distressed, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. A Fund may be required to include in income certain fees that are treated as OID and required to be included in income for financial statement purposes when received (rather than when accrued into income under current law). These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to not become subject to U.S. federal income or excise tax.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Provided such positions are held as capital assets and are not part of a “hedging transaction” nor part of a “straddle,” 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss (although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below)). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as

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ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund,

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cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.
Certain Funds may invest in a wholly-owned subsidiary classified as a controlled foreign corporation, or “CFC,” for federal income tax purposes. As a result, a Fund may be required to include in its gross income for federal income tax purposes all or a significant portion of the income of such subsidiary, referred to as subpart F income, whether or not the subsidiary makes a distribution to such Fund. Distributions by a CFC to a Fund will not be taxable to such Fund to the extent that the Fund has previously recognized subpart F income. This subpart F income is generally treated as ordinary income, regardless of the character of the CFC’s underlying income.
In 2016, the IRS and Treasury issued proposed regulations that require a passive foreign investment company or a CFC, including those that invest in certain commodities investments, to distribute income in order for the income to satisfy the Qualifying Income Requirement. Therefore, to the extent a Fund invests directly in a CFC of PFIC, the IRS may contest the Fund’s characterization of the income produced by such assets as qualifying income which, if successful, could cause the Fund to fail to qualify as a RIC. Each Fund and its investment manager plan to direct investments of the Fund’s assets in conformance with the proposed regulations, IRS guidance, and the advice of counsel. In addition, a Fund may not have more than 25% of the value of its assets invested in a subsidiary to meet the Diversification Requirement. The value of a Fund’s subsidiary may be volatile and it may be difficult for such Fund to continue to have less than 25% of the value of its assets invested in a subsidiary. Accordingly, each Fund’s ability to invest in a subsidiary may be limited by the Qualifying Income Requirement or Diversification Requirement. Each Fund will account for its investments in a subsidiary in a manner it deems to be appropriate. However, the IRS might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.
A Fund may invest in real estate investment trusts (“REITs”). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction. In addition, between 2018 and 2025, a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and proposed regulations issued in January 2019 (on which taxpayers may currently rely) permit a RIC to pass through to its shareholders the special character of this income. Ordinary dividends received by a Fund from a REIT will generally not constitute qualified dividend income, which would be eligible for tax at a reduced rate.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or in other interests that may be treated as taxable mortgage pools (“TMPs”) for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income

58	Wells Fargo - Money Market Funds

to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.
“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by “Tax-Free Funds”, distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.

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For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.
Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to not become subject to U.S. federal income or excise tax, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient’s basis in its shares.
Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
In addition, if a shareholder of a Tax-Free Fund holds such Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Such a loss will also not be disallowed where the loss is incurred with respect to shares of a Fund that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net-tax exempt interest and distributes such dividends on a monthly, or more frequent, basis. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.
Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Although in some countries a portion of these taxes is recoverable

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by the Fund, the unrecovered portion of foreign withholding taxes will reduce the income received from such securities. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may decide not to make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to “pass through” its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds’ foreign taxes paid.
Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. A Fund may choose not to make the election if the Fund has not satisfied its holding requirement.
If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.
In general, an individual with $300 ($600 if married filing jointly) or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions. Notably, for tax years between 2018 and 2025, miscellaneous itemized deductions are suspended for non-corporate taxpayers. Accordingly, during this time period, individuals may be more likely to take advantage of a foreign tax credit. Shareholders should consult their tax advisers regarding the impact of these changes on their personal situation.
U.S. Federal Income Tax Rates. Noncorporate Fund shareholders (i.e., individuals, trusts and estates) currently are taxed at a maximum rate of 37% on ordinary income and 20% on long-term capital gain.
In general, “qualified dividend income” realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. All dividend income, other than qualified dividend income, generally will be taxed at the same rate as ordinary income. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify as qualified dividend income. The rules

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attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond Funds typically do not distribute significant amounts of “qualified dividend income” eligible for reductions in individual U.S. federal income tax rates.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain currently is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Subject to limitations and other rules, a corporate shareholder of a Fund may not be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners. The amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.
Noncorporate Fund shareholders with income exceeding $200,000 ($250,000 if married and filing jointly) generally will be subject to a 3.8% tax on their “net investment income,” which ordinarily includes taxable distributions received from the Funds and taxable gain on the disposition of Fund shares.
Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Foreign Shareholders. For purposes of this discussion, “foreign shareholders” include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Distributions made to foreign shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a foreign shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply. Instead, the distribution will be subject to withholding at the highest applicable U.S. tax rate (currently 37% in the case of individuals and 21% in the case of corporations) and the foreign shareholder will be subject to federal income tax reporting requirements generally applicable to U.S. persons described above.
Under U.S. federal tax law, a foreign shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds and on long-term capital gains dividends, provided that the Funds obtain a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the foreign shareholder within the United States (or, if an income tax treaty applies, are

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attributable to a permanent establishment in the United States of the foreign shareholder); (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Funds constitute U.S. real property interests (“USRPIs”), as described below.
Under current law, if a Fund is considered to be a “United States Real Property Holding Corporation” (as defined in the Code and Treasury Regulations), then distributions attributable to certain underlying real estate investment trust (“REIT”) investments and redemption proceeds paid to a foreign shareholder that owns at least 5% of a Fund, generally will cause the foreign shareholder to treat such gain or distribution as income effectively connected with a trade or business in the United States, subject to such gain or distribution withholding tax and cause the foreign shareholder to be required to file a federal income tax return. In addition, in any year when at least 50% of a Fund’s assets are USRPIs (as defined in the Code and Treasury Regulations), distributions of the Fund that are attributable to gains from the sale or exchange of shares in USRPIs may be subject to U.S. withholding tax (regardless of such shareholder’s percentage interest in the Fund) and may require the foreign shareholder to file a U.S. federal income tax return in order to receive a refund (if any) of the withheld amount.
Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Funds. The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the foreign shareholder’s country of residence or incorporation. In order to qualify for treaty benefits, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN).
Pursuant to the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax generally is imposed on payments of interest and dividends to (i) foreign financial institutions including non-U.S. investment funds and (ii) certain other foreign entities, unless the foreign financial institution or foreign entity provides the withholding agent with documentation sufficient to show that it is compliant with FATCA (generally by providing the Fund with a properly completed Form W-8BEN or Form W-8BEN-E, as applicable). If the payment is subject to the 30% withholding tax under FATCA, a foreign shareholder will not be subject to the 30% withholding tax described above on the same income. Under proposed regulations, FATCA withholding on the gross proceeds of share redemptions and certain capital gain distributions, scheduled to take effect beginning January 1, 2019, has been eliminated. Such proposed regulations are subject to change.
Before investing in a Fund’s shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.
Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of a Tax-Free Fund may not be suitable for tax-deferred, retirement and other tax-advantaged plans and accounts, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Fund (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them.
Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
Tax-Exempt Shareholders. Shares of a Tax-Free Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

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Special tax consequences apply to charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Foreign Bank and Financial Accounts and Foreign Financial Assets Reporting Requirements. A shareholder that owns directly or indirectly more than 50% by vote or value of the Fund, is urged and advised to consult its own tax adviser regarding its filing obligations with respect to IRS Form FinCEN114, Report of Foreign Bank and Financial Accounts.
Also, under recently enacted rules, subject to exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances stockholders would be required to report their indirect interests in the Fund’s “specified foreign financial assets” (if any) under these new rules.
Shareholders may be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders are urged and advised to consult their own tax advisers to determine whether these reporting requirements are applicable to them.
Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. “Exempt-interest dividends” are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.
Each Tax-Free Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds’ distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax (“AMT”) for noncorporate shareholders. Certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating the U.S. federal AMT for noncorporate shareholders. Tax preference items include tax-exempt interest on certain “private activity bonds.” To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund’s distributions attributable to income from the bonds as a tax preference item in determining noncorporate shareholders’ U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.
Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, noncorporate shareholders will not be permitted to deduct any of their share of a Tax-Free Fund’s expenses in computing their U.S. federal AMT. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28%. Corporations are not subject to the U.S. federal AMT for taxable years

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beginning after December 31, 2017. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.
The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer’s bond counsel that interest on the issuer’s debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund’s ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.
A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder’s own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Distributions of a Tax-Free Fund’s income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.
Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.
Legislative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.
Cost Basis Reporting
Each Fund or its delegate is required to report cost basis information for shareholders who are individuals and S Corporations to the Internal Revenue Service for redemptions of Fund shares acquired on or after January 1, 2012. This information will also be reported to a shareholder on Form 1099-B and the IRS each year. If a shareholder is a corporation and has not instructed a Fund that it is a C corporation by written instruction, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Fund shareholders should consult their tax advisors to obtain more information about how the new cost basis rules apply to them and determine which cost basis method allowed by the Internal Revenue Service is best for their tax situation. Methods allowed by the IRS include, but are not limited to:

■	Average Cost. The cost per share is determined by dividing the aggregate cost amount by the total shares in the account. The basis of the shares redeemed is determined by multiplying the shares redeemed by the cost per share. Starting in 2012, accounts may maintain two separate average costs: one average for covered shares and a separate average for noncovered shares. Under the Average Cost method, noncovered shares are generally depleted first.

■	First in first out (FIFO). Shares acquired first in the shareholder’s account are the first shares depleted and determine the shareholder’s cost basis. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

■	Specific Identification. A shareholder selects the shares to be redeemed from any of the purchase lots that still have shares remaining. The basis of the shares redeemed is determined by the adjusted purchase price of each date the shares were acquired.

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In the absence of a shareholder method election, the Fund will apply its default method, Average Cost. If the Average Cost method is applied either by default or at the shareholder’s election, the shareholder’s ability to change such election once a sale occurs will be limited under the IRS rules. After an election has been made, but before a disposition of shares occurs, a shareholder may make a retroactive change to an alternate method. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. At any time, a shareholder may designate a new election for future purchases.
Redemptions of shares acquired prior to January 1, 2012 will continue to be reported using the Average Cost method, if available, and will not be reported to the IRS.
Money Market Fund Shares. The cost basis reporting rules described above do not apply to shares in money market funds. Beginning in 2016, pursuant to SEC rules, certain money market funds began using a floating net asset value rather than a stable net asset value. However, the IRS has issued regulations that permit taxpayers to utilize a simplified method of accounting for gains and losses from redemptions of shares in money market funds that have a floating net asset value (the “NAV method”). If taxpayers properly elect the NAV method, taxpayers will not compute gain or loss for each redemption. Instead, taxpayers utilizing the NAV method, will aggregate the gains and losses for a period and report the aggregate gain or loss on an annual basis. If taxpayers do not elect the NAV method, the wash sales rules shall not apply to losses generated by the redemption of money market shares. Any capital gains or losses reported utilizing the NAV method will be short-term capital gains or losses.
CONTROL PERSONS AND PRINCIPAL FUND HOLDERS
The Funds are 7  series of the Trust in the Wells Fargo family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.
Most of the Trust’s series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust’s series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series’ operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.
With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund’s fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.
As used in the Prospectus(es) and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if

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the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.
Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.
Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.
From time to time, the Manager and/or its affiliates may invest seed capital in a Fund. These investments are generally intended to enable the Fund to commence investment operations and/or achieve sufficient scale. The Manager and/or its affiliates may redeem some or all of its seed capital investment in a Fund at any time and without prior notice, including at a time when such Fund has not otherwise achieved sufficient scale. The redemption of seed capital may adversely affect a Fund and its shareholders, including by causing the Fund to realize gains that will be distributed and may be taxable to remaining shareholders of the Fund, increasing the Fund’s operating expense ratio and transaction costs and leaving the Fund with remaining assets that are insufficient to support the Fund’s continued operation.
Set forth below as of May 3, 2021, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class or 25% or more of the outstanding shares of a Fund, as applicable. Additionally, as of May 3, 2021, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

Principal Fund Holders
Government Money Market Fund Fund Level
Wells Fargo Bank Account For Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	91.51%
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Avenue Building A Freemont, CA 94538-2210	29.67%
Wells Fargo Bank, NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	27.28%
Wells Fargo Bank, NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	25.26%
Government Money Market Fund Class A
John Hancock Trust Company LLC 690 Canton St Suite 100 Westwood, MA 02090-2324	87.74%
Government Money Market Fund Administrator Class

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Principal Fund Holders
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Ave Building A Freemont, CA 94538-2210	47.44%
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Ave Building A Freemont, CA 94538-2210	41.33%
Wells Fargo Bank NA Attn: Cash Sweep Dept 550 S 4th St Minneapolis, MN 55415-1529	5.16%
Government Money Market Fund Institutional Class
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Ave Building A Freemont, CA 94538-2210	28.37%
Wells Fargo Bank NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	24.15%
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Ave Building A Freemont, CA 94538-2210	18.70%
Band & Co C/O US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	6.93%
Wells Fargo Bank Account For The Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	6.20%
Government Money Market Fund Service Class
Wells Fargo Bank NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	88.34%
Charles Schwab & Co Inc Special Custody Account Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.34%
Government Money Market Fund Select Class
Wells Fargo Bank Account For The Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	41.26%
Wells Fargo Bank Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	12.30%

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Principal Fund Holders
Wells Fargo Bank Sweep Dept Operations MAC Mail: A0246-029 3440 Walnut Avenue Building A Fremont, CA 94538-2210	5.90%
Government Money Market Fund Sweep Class
Wells Fargo Clearing Services Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103-2254	100%
Heritage Money Market Fund Fund Level
Wells Fargo Bank Account For the Exclusive Benefit of Customers Attn: Money Funds 1525 West WT Harris Blvd Charlotte, NC 28262-8522	47.61%
Heritage Money Market Fund Administrator Class
Wells Fargo Bank Account For the Exclusive Benefit of Customers Attn: Money Funds Mail Code D1109-010 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	31.71%
Heritage Money Market Fund Institutional Class
Wells Fargo Bank Account For The Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	49.13%
BNBuilders Inc Attn: Richard Finlay 2601 4th Ave, Ste 350 Seattle, WA 98121-1283	9.50%
Heritage Money Market Fund Select Class
Wells Fargo Bank Account For the Exclusive Benefit of Customers Attn: Money Funds 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	55.84%
BofA Securities Inc For The Sole Benefit Of Its Customers Money Fund Operations 200 N College Street, 3rd Floor Charlotte, NC 28202-2191	6.97%
Wells Fargo Bank NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	6.18%
Heritage Money Market Fund Service Class
Jackson National Life Distributors LLC Attn: Jnld Accounting 7601 E Technology Way Denver, CO 80237-3191	11.45%

Wells Fargo - Money Market Funds	69

Principal Fund Holders
Band & Co C/O US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	11.24%
Wells Fargo Clearing Services 2801 Market St Saint Louis, MO 63103-2523	7.04%
Wells Fargo Bank Account for the Exclusive Benefit of Customers Attn: Money Funds 1525 West WT Harris Blvd Charlotte, NC 28262-8522	6.47%
Money Market Fund Fund Level
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	85.99%
Money Market Fund Class A
Wells Fargo Clearing Services LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	10.94%
Money Market Fund Class C
Wells Fargo Clearing Services LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	33.18%
Wells Fargo Bank NA Cust for the Rollover IRA of Charles N Ubil 7813 Brous Ave Philadelphia, PA 19152-3508	14.49%
Wells Fargo Bank NA Cust For The SEP IRA of Douglas L Cassman 7219 Marlow Pl University Pk, FL 34201-2269	12.58%
American Enterprise Investment Services 707 2nd Ave South Minneapolis, MN 55402-2405	6.67%
Money Market Fund Premier Class
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	97.31%
Money Market Fund Service Class

70	Wells Fargo - Money Market Funds

Principal Fund Holders
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1100	5.56%
Municipal Cash Management Money Market Fund Fund Level
State Street Bank Attn: Cash Sweeps 1776 Heritage Drive North Quincy, MA 02171-2197	76.90%
Municipal Cash Management Money Market Fund Administrator Class
Philip A Gianatasio TTEE Philip A Gianatasio 2012 Revocable Trust PO Box 45 Marblehead, MA 01945-0045	84.46%
Evern Cap Corp For WFAM Hldgs LLC FBO WFFM-WFF Seed Account 525 Market Street, Floor 12 San Francisco, CA 94105-2720	7.90%
Win-Con Enterprses Inc Attn: Dan Reed 483 N West End Ave New Braunfels, TX 78130-6917	5.03%
Municipal Cash Management Money Market Fund Institutional Class
State Street Bank Attn: Cash Sweeps 1776 Heritage Drive North Quincy, MA 02171-2197	81.34%
Wells Fargo Bank Account For The Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	14.51%
Municipal Cash Management Money Market Fund Service Class
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	63.27%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	36.50%
National Tax-Free Money Market Fund Fund Level
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	41.96%
National Tax-Free Money Market Fund Class A

Wells Fargo - Money Market Funds	71

Principal Fund Holders
Gary R Kramer & Lida Kramer JTWROS 5519 Ashleigh Road Fairfax, VA 22030-7246	9.37%
Wells Fargo Clearing Services LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	8.91%
JP Morgan Securities LLC Omnibus Account For The Exclusive Benefit of Customers 4 Chase Metrotech Center 3rd Floor, Mutual Fund Department Brooklyn, NY 11245-0003	5.79%
National Tax-Free Money Market Fund Administrator Class
Andrew S Rosen Sheri L Rosen POA Kainos Capital 2100 McKinney Avenue Suite 1600 Dallas, TX 75201-2171	8.50%
Alfred Mallard & Alfred Mallard JTWROS 12 Scenic Ridge Dr Brewster, NY 10509-4303	8.40%
Scott C Moore & Lynnae Joslin-Moore JTWROS N64W19967 Mill Rd Menomonee Falls, WI 53051-4813	5.60%
National Tax-Free Money Market Fund Premier Class
Wells Fargo Clearing Services LLC Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	59.76%
Wells Fargo Bank NA FBO Ellis J R and Amy C TIC L M - AGY PO Box 1533 Minneapolis, MN 55480-1533	33.32%
National Tax-Free Money Market Fund Service Class
Wells Fargo Bank NA Attn Cash Sweep Dept MAC N9310-130 550 S 4th Street Minneapolis, MN 55415-1529	74.13%
Kevin W Hanley 3360 2nd St Boulder, CO 80304-2153	5.58%
Treasury Plus Money Market Fund Class A
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Avenue Building A Fremont, CA 94538-2210	53.15%

72	Wells Fargo - Money Market Funds

Principal Fund Holders
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Avenue Building A Fremont, CA 94538-2210	39.76%
Treasury Plus Money Market Fund Administrator Class
Wells Fargo Bank Account For the Exclusive Benefit of Customers Attn: Money Funds 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	87.26%
Santa Catalina School Attn: Ronald Kellermann 1500 Mark Thomas Dr Monterey, CA 93940-5291	7.57%
Treasury Plus Money Market Fund Institutional Class
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Avenue Building A Freemont, CA 94538-2210	31.63%
Wells Fargo Bank NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	30.79%
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Avenue Building A Freemont, CA 94538-2210	10.97%
Wells Fargo Bank Account For The Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	7.91%
Treasury Plus Money Market Fund Select Class
Wells Fargo Bank Account For The Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	52.53%
Pricewaterhousecoopers LLP Attn: Treasury Dept 4040 W Boy Scout Blvd Tampa, FL 33607-5750	14.96%
Wells Fargo Bank NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	14.25%
Wells Fargo Securities Account For The Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	11.80%
Treasury Plus Money Market Fund Service Class
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Avenue Building A Fremont, CA 94538-2210	43.36%

Wells Fargo - Money Market Funds	73

Principal Fund Holders
Wells Fargo Bank, N.A. FBO Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	36.20%
Wells Fargo Bank Sweep Dept Operations 3440 Walnut Avenue Building A Fremont, CA 94538-2210	15.08%
100% Treasury Money Market Fund Class A
Wells Fargo Clearing Services, LLC Special Custody Acct For The Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	40.03%
Wells Fargo Cleaing Services LLC Money Market Omnibus Account One North Jefferson Saint Louis, MO 63103-2254	10.64%
JP Morgan Securities LLC Omnibus Account for the Exclusive Benefit of Customers 4 Chase Metrotech Center 3rd Foolr Mutual Fund Department Brooklyn, NY 11245-0003	5.48%
100% Treasury Money Market Fund Administrator Class
Wells Fargo Bank NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	29.13%
Wells Fargo Bank Account For The Exclusive Benefit of Customes Attn Money Funds 1525 W WT Harris Blvd. Charlotte, NC 28262-8522	22.09%
Attn: NPIO Trade Desk DCGT As TTEE and/or Cust FBO PLIC Various Retirement Plans Omnibus 711 High St Des Moines, IA 50392-0001	15.15%
Wells Fargo Clearing Services Special Custody Account For The Exclusive Benefit Of Customers 2801 Market Street Saint Louis, MO 63103-2523	13.86%
100% Treasury Money Market Fund Institutional Class
Wells Fargo Bank NA Attn Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55480-1533	37.33%
Wells Fargo Bank Account For The Exclusive Benefit of Customers Attn Money Funds 1525 W WT Harris Blvd Charlotte, NC 28262-8522	26.90%

74	Wells Fargo - Money Market Funds

Principal Fund Holders
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	12.27%
Great-West Trust Company LLC TTEE F Wells Fargo & CO 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	7.40%
100% Treasury Money Market Fund Service Class
Wells Fargo Bank NA Sweep Dept Operations 3440 Walnut Avenue Building A Fremont, CA 94538-2210	43.67%
Wells Fargo Bank NA Attn: Cash Sweep Dept 550 S 4th Street Minneapolis, MN 55415-1529	22.52%
Wells Fargo Bank NA Sweep Dept Operations 3440 Walnut Avenue Building A Fremont, CA 94538-2210	31.17%
For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Wells Fargo - Money Market Funds	75

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits
Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number		Exhibit Description
(a)		Amended and Restated Declaration of Trust dated February 18, 2016, is incorporated by reference to Exhibit A of Post-Effective Amendment No. 448, filed February 25, 2016.
(b)		Not applicable
(c)		Not applicable
(d)(1)		Investment Management Agreement with Wells Fargo Funds Management, LLC dated July 1, 2015, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 722, filed April 26, 2021.
(d)(2)

Investment Management Agreement with Wells Fargo Funds Management, LLC (Asset Allocation Fund) dated July 1, 2015, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 398, filed June 25, 2015.

(d)(3)(a)

Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund) dated March 1, 2012, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 235, filed February 29, 2012.

(d)(3)(b)

Schedule A dated May 20, 2015 to the Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund) dated March 1, 2012, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 398, filed June 25, 2015.

(d)(4)

Investment Management Agreement with Wells Fargo Funds Management, LLC (New Funds since November 2015) dated November 18, 2015, is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 708, filed September 23, 2020.

(d)(5)

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC dated June 1, 2018, is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 722, filed April 26, 2021.

(d)(6)

Amended and Restated Investment Sub-Advisory Agreement with Wells Capital Management Incorporated dated March 1, 2001 as amended November 7, 2012, is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 722, filed April 26, 2021.

(d)(7)(a)		Investment Sub-Advisory Agreement with Cooke & Bieler, L.P. dated March 24, 2004, is incorporated by reference to Exhibit (d)(2)(xiii) of Post-Effective Amendment No. 74, filed July 26, 2004.
(d)(7)(b)

Appendix A and Schedule A dated July 18, 2008, as amended March 29, 2013, to the Investment Sub-Advisory Agreement with Cooke & Bieler, L.P. dated March 24, 2004, is incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 295, filed April 23, 2013.

(d)(8)

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC dated February 29, 2008, as amended August 11, 2020, is incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 708, filed September 23, 2020.

(d)(9)

Investment Sub-Advisory Agreement with Wells Fargo Asset Management (International) Limited dated March 1, 2019, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 708, filed September 23, 2020.

(d)(10)(a)

Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) dated October 29, 2001, is incorporated by reference to Exhibit (d)(2)(vii) of Post-Effective Amendment No. 32, filed February 8, 2002.

(d)(10)(b)

Novation of Sub-Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC dated April 1, 2013, incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 307, filed July 26, 2013.

(d)(10)(c)

Appendix dated January 26, 2008 of the Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) dated October 29, 2001 and Novation of Sub Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC dated April 1, 2013, incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 398, filed June 25, 2015.

(d)(10)(d)

Schedule A dated June 1, 2020 of the Investment Sub-Advisory Agreement with RCM Capital Management LLC (formerly Dresdner RCM Global Investors, LLC) dated October 29, 2001 and Novation of Sub-Advisory Agreement substituting Allianz Global Investors, U.S. LLC for RCM Capital Management LLC dated April 1, 2013, is incorporated by reference to Exhibit (d)(12)(d) of Post-Effective Amendment No. 689, filed June 23, 2020.

(d)(11)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated and Wells Fargo Bank N.A. (dba Wells Capital Management Singapore) dated May 1, 2015, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 722, filed April 26, 2021.

(e)(1)

Amended and Restated Distribution Agreement with Wells Fargo Funds Distributor, LLC dated February 20, 2014, as amended May 28, 2020, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 722, filed April 26, 2021.

(f)		Not applicable

Number		Exhibit Description
(g)(1)

Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 681, filed April 2, 2020.

(g)(2)

Master Custodian Agreement with State Street Bank and Trust Company dated August 10, 2009, as amended June 30, 2020, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 696, filed July 24, 2020.

(h)(1)

Class-Level Administration Agreement with Wells Fargo Funds Management, LLC dated July 1, 2015, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 722, filed April 26, 2021.

(h)(2)(a)

Transfer Agency and Service Agreement with DST Asset Manager Solutions, Inc. dated April 29, 2019, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 636, filed June 27, 2019.

(h)(2)(b)

Schedule A dated March 2, 2020 to the Transfer Agency and Service Agreement with DST Asset Manager Solutions, Inc. dated April 29, 2019 is incorporated by reference to Exhibit (h)(2)(b) of Post-Effective Amendment No. 681, filed April 2, 2020.

(h)(3)		Shareholder Servicing Plan dated May 28, 2020, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 722, filed April 26, 2021.
(h)(4)(a)		Administrative and Shareholder Servicing Agreement, Form of Agreement is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 335, filed February 25, 2014.
(h)(4)(b)

Schedule I dated February 28, 2018 to the Administrative and Shareholder Servicing Agreement, Form of Agreement, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 609, filed November 26, 2018.

(h)(5)

Shareholder Servicing Agreement with Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC dated February 20, 2014 as amended June 1, 2018, is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 722, filed April 26, 2021.

(i)		Legal Opinion is filed herewith.
(j)(a)		Consent of Independent Registered Accounting Firm is filed herewith.
(j)(1)		Power of Attorney, Timothy J. Penny is incorporated by reference to Exhibit (j)(2) of Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(2)		Power of Attorney, Andrew Owen is incorporated by reference to Exhibit (j)(13) of Post-Effective Amendment No. 511, filed January 25, 2017.
(j)(3)		Power of Attorney, Olivia S. Mitchell is incorporated by reference to Exhibit (j)(4) of Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(4)		Power of Attorney, Judith M. Johnson is incorporated by reference to Exhibit (j)(5) of Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(5)		Power of Attorney, Isaiah Harris, Jr. is incorporated by reference to Exhibit (j)(6) of Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(6)		Power of Attorney, David F. Larcker is incorporated by reference to Exhibit (j)(7) of Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(7)		Power of Attorney, Nancy Wiser is incorporated by reference to Exhibit (j)(11) of Post-Effective Amendment No. 254, filed September 4, 2012.
(j)(8)		Power of Attorney, Jeremy DePalma is incorporated by reference to Exhibit (j)(12) of Post-Effective Amendment No. 266, filed November 16, 2012.
(j)(9)		Power of Attorney, William R. Ebsworth is incorporated by reference to Exhibit (j)(11) of Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(10)		Power of Attorney, Jane A. Freeman is incorporated by reference to Exhibit (j)(12) of Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(11)		Power of Attorney, James G. Polisson is incorporated by reference to Exhibit (j)(13) of Post-Effective Amendment No. 574, filed April 26, 2018.
(j)(12)		Power of Attorney, Pamela Wheelock is incorporated by reference to Exhibit (j)(12) of Post-Effective Amendment No. 671, filed January 27, 2020.
(k)		Not applicable
(l)		Not applicable
(m)		Distribution Plan dated May 28, 2020, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 722, filed April 26, 2021.
(n)		Rule 18f-3 Multi-Class Plan, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 722, filed April 26, 2021.
(o)		Not applicable
(p)(1)

Joint Code of Ethics for Asset Allocation Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund, Wells Fargo Utilities & High Income Fund, Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Variable Trust dated May 24, 2016 is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 467, filed June 21, 2016.

Number	Exhibit Description
(p)(2)

Wells Fargo Asset Management Code of Ethics (Joint Code of Ethics for Wells Fargo Funds Management, LLC, Wells Fargo Funds Distributor, LLC, Wells Capital Management Incorporated and Wells Fargo Bank N.A. (dba Wells Capital Management Singapore) dated 2018, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 722, filed April 26, 2021.

(p)(3)

Allianz Global Investors U.S. LLC (formerly RCM Capital Management, LLC) Code of Ethics dated July 1, 2016 is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 509, filed December 23, 2016.

(p)(4)	Cooke & Bieler, L.P. Code of Ethics is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 646, filed August 26, 2019.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant’s Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant’s Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant’s Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business and Other Connections of the Investment Adviser.

(a) To the knowledge of Registrant, none of the directors or officers of Wells Fargo Funds Management, LLC is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Wells Capital Management Incorporated (“Wells Capital Management”), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Allianz Global Investors U.S. LLC (“Allianz”) (formerly RCM Capital Management, LLC), serves as sub-adviser for various funds of the Trust. The descriptions of Allianz in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Allianz is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Cooke & Bieler, L.P. (“Cooke & Bieler”) serves as sub-adviser for various funds of the Trust. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(e) Wells Fargo Asset Management (International) Limited (“WFAM (International) Limited”), an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser for various funds of the Trust. The descriptions of WFAM (International) Limited in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of the sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) Wells Capital Management Singapore, a separately identifiable division of Wells Fargo Bank, N.A., serves as sub-adviser for various funds of the Trust. The descriptions of Wells Capital Management Singapore in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management Singapore is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust, and is the exclusive placement agent for Wells Fargo Master Trust, both of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Rene Picazo Wells Fargo Funds Distributor, LLC 525 Market Street, Floor 12 San Francisco, CA 94105	Director, President, Chairman of the Board	None
Damian George Wells Fargo Securities, LLC 100 Park Ave., Floor 2 New York, NY 10017	Chief Financial Officer, Treasurer	None
Carolyn Wilary Wells Fargo Funds Distributor, LLC 100 Heritage Reserve, Floor 01 Menomonee Falls, WI 53051	Chief Compliance Officer, Vice President	None
Loriani Eckerle Wells Fargo Funds Distributor, LLC 125 High Street, 13th Floor Boston, MA 02110	Secretary	None
Todd McCoy Wells Fargo Bank, N.A. 125 High Street, Floor 13 Boston, MA 02110	Anti-Money Laundering Compliance Officer	None
Yeng Butler Wells Fargo Asset Management Group 525 Market Street, Floor 12 San Francisco, CA 94105	Director	None
Susan Raynes Wells Fargo Asset Management Group 525 Market Street, Floor 12 San Francisco, CA 94105	Director	None
Bernadette Dooley Wells Fargo Bank, N.A. 301 S. Tryon Street, Floor 11 Charlotte, NC 28282	Assistant Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Allianz Global Investors U.S. LLC (formerly RCM Capital Management, LLC) maintains all Records relating to its services as investment sub-adviser at 555 Mission Street Suite 1700, San Francisco, CA 94105.

(c) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

(d) DST Asset Manager Solutions, Inc. (formerly Boston Financial Data Services, Inc.) maintains all Records relating to its services as transfer agent at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169.

(e) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at One Lincoln Street, Boston, Massachusetts 02111.

(f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(g) Wells Fargo Asset Management (International) Limited maintains all Records relating to its services as investment sub-adviser at 33 King William Street, London, England, United Kingdom, EC4R 9AT.

(h) Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore maintains all Records relating to its services as investment sub-adviser at 26/F, 80 Raffles Place, 20/21, UOB Plaza, Singapore 048624.

(i) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as former custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(j) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(k) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment manager and class-level administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

Item 34. Management Services.

Other than as set forth under the captions “Management of the Funds” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 26th day of May 26, 2021.

WELLS FARGO FUNDS TRUST

By: /s/ Maureen E. Towle

Maureen E. Towle
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 723 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ James G. Polisson James G. Polisson* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Jane A. Freeman Jane A. Freeman* Trustee	/s/ William R. Ebsworth William R. Ebsworth* Trustee	/s/ Pamela Wheelock Pamela Wheelock* Trustee
/s/ Andrew Owen Andrew Owen* President (Principal Executive Officer)	/s/ Jeremy M. DePalma Jeremy M. DePalma* Treasurer (Principal Financial Officer)

*By: /s/ Maureen E. Towle

Maureen E. Towle
As Attorney-In-Fact
May 26, 2021

Exhibit No.	Exhibits
(i)	Legal Opinion
(j)(a)	Consent of Independent Registered Accounting Firm